   As filed with the Securities and Exchange Commission on September 29, 2000

                                                             File Nos.  33-12113
                                                                        811-5028

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

           Registration Statement Under the Securities Act of 1933          /X/


                        Post-Effective Amendment No. 58                     /X/

                                      and

         Registration Statement Under the Investment Company Act of 1940    /X/

                               Amendment No. 68                             /X/


                                  PIMCO FUNDS
                                  -----------
              (Exact Name of Registrant as Specified in Charter)

                           840 Newport Center Drive
                        Newport Beach, California 92660
                        -------------------------------
             (Address of Principal Executive Offices)  (Zip Code)
                   Registrant's Telephone Number, including
                                  area code:
                                (949) 720-6533

         Robert W. Helm, Esq.             R. Wesley Burns
         Dechert Price & Rhoads           Pacific Investment Management Company
         1775 Eye Street, N.W.            840 Newport Center Drive, Suite 300
         Washington, D.C.  20006          Newport Beach, California 92660

                    (Name and Address of Agent for Service)

     It is proposed that this filing will become effective (check appropriate box):

/ /  Immediately upon filing pursuant to paragraph (b)          /X/  On September 29, 2000 pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)          / /  On (date) pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)          / /  On (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                                EXPLANATORY NOTE

    This Amendment to the Registration Statement of PIMCO Funds: Pacific Investment Management Series (the "Trust") on Form N-1A (File No. 33-12113) is being filed for the purpose of: (1) reflecting a change to the Strategic Balanced Fund, an existing series of the Trust to a "fund of funds" structure,
(2) changing the name of the Low Duration Mortgage Fund to the GNMA Fund and to make other non-material changes.

    This Amendment does not affect the following prospectuses, each of which is incorporated herein by reference as filed by the Trust pursuant to Rule 497(c) on August 4, 2000: (1) the Class A, Class B and Class C Prospectus, dated August 1, 2000; and (2) the Class D Prospectus, dated August 1, 2000. This Amendment also does not affect, and incorporates herein by reference, the Private Account Portfolio Series Offering Memorandum and Supplement to the Offering Memorandum, each dated August 31, 2000; the Class J and Class K Supplement, dated August 4, 1999, to the Institutional and Administrative Class Prospectus, as filed as part of Post-Effective Amendment No. 48 to the Registration Statement; and the prospectus and statement of additional information describing the PIMCO European Convertible Fund, as filed in Post-Effective Amendment No. 57 filed on August 31, 2000.

PIMCO Funds Prospectus

Pacific
Investment
Management
Series

September 29, 2000

Share Classes

(Ins) -- Institutional
(Adm) -- Administrative

--------------------------------------------------------------------------------
SHORT DURATION BOND FUNDS
Money Market Fund             Low Duration Fund II
Short-Term Fund               Low Duration Fund III
Low Duration Fund

--------------------------------------------------------------------------------
INTERMEDIATE DURATION BOND FUNDS

GNMA Fund                     Total Return Fund III
Moderate Duration Fund        Total Return Mortgage Fund
Real Return Bond Fund         Investment Grade Corporate Bond Fund
Total Return Fund             High Yield Fund
Total Return Fund II

--------------------------------------------------------------------------------
LONG DURATION BOND FUNDS
Long-Term U.S. Government     Long Duration Fund
 Fund
--------------------------------------------------------------------------------
TAX EXEMPT BOND FUNDS
Short Duration Municipal      California Intermediate
 Income Fund                   Municipal Bond Fund
Municipal Bond Fund           California Municipal Bond Fund
                              New York Municipal Bond Fund

--------------------------------------------------------------------------------
INTERNATIONAL BOND FUNDS
Global Bond Fund              Foreign Bond Fund
Global Bond Fund II           Emerging Markets Bond Fund

--------------------------------------------------------------------------------
STOCK AND BOND FUNDS
Strategic Balanced Fund       Convertible Fund

--------------------------------------------------------------------------------
STOCK FUNDS
StocksPLUS Fund

This cover is not part of the Prospectus                               P I M C O
                                                                       ---------
                                                                           FUNDS

            PIMCO Funds Prospectus

PIMCO       This Prospectus describes 28 mutual funds offered by PIMCO Funds:
Funds:      Pacific Investment Management Series. The Funds provide access to
Pacific     the professional investment advisory services offered by Pacific
Investment Investment Management Company LLC ("PIMCO"). As of June 30, 2000, Management PIMCO managed approximately $199.3 billion in assets. The firm's Series institutional heritage is reflected in the PIMCO Funds offered in this Prospectus.
September
29, 2000    This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

Share       The Securities and Exchange Commission has not approved or
Classes     disapproved these securities, or determined if this Prospectus is
Insti-      truthful or complete. Any representation to the contrary is a
tutional    criminal offense.
and
Admini-
strative


1 PIMCO Funds: Pacific Investment Management Series

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           Money Market Fund..............................................   5
           Short-Term Fund................................................   7
           Low Duration Fund..............................................   9
           Low Duration Fund II...........................................  11
           Low Duration Fund III..........................................  13
           GNMA Fund......................................................  15
           Moderate Duration Fund.........................................  17
           Real Return Bond Fund..........................................  19
           Total Return Fund..............................................  21
           Total Return Fund II...........................................  23
           Total Return Fund III..........................................  25
           Total Return Mortgage Fund.....................................  27
           Investment Grade Corporate Bond Fund...........................  29
           High Yield Fund................................................  31
           Long-Term U.S. Government Fund.................................  33
           Long Duration Fund.............................................  35
           Short Duration Municipal Income Fund...........................  37
           Municipal Bond Fund............................................  39
           California Intermediate Municipal Bond Fund....................  41
           California Municipal Bond Fund.................................  43
           New York Municipal Bond Fund...................................  45
           Global Bond Fund...............................................  47
           Global Bond Fund II............................................  49
           Foreign Bond Fund..............................................  51
           Emerging Markets Bond Fund.....................................  53
           Strategic Balanced Fund........................................  55
           Convertible Fund...............................................  57
           StocksPLUS Fund................................................  59
         Summary of Principal Risks.......................................  61
         Management of the Funds..........................................  64
         Investment Options...............................................  68
         Purchases, Redemptions and Exchanges.............................  69
         How Fund Shares are Priced.......................................  73
         Fund Distributions...............................................  74
         Tax Consequences.................................................  75
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  76
         Financial Highlights.............................................  85
         Appendix A--Description of Securities Ratings.................... A-1

                                                                   Prospectus

            Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

                                                                                                         Non-U.S. Dollar
                                       Main Investments   Duration           Credit Quality(1)           Denominated Securities(2)
------------------------------------------------------------------------------------------------------------------------------------
 Short         Money Market            Money market       (less than or =)   Min 95% Aaa or              0%
 Duration                              instruments        90 days dollar-    Prime 1; (less than or =)
 Bond Funds                                               weighted average   5% Aa or Prime 2
                                                          maturity
         ---------------------------------------------------------------------------------------------------------------------------
               Short-Term              Money market       0-1 year           B to Aaa; max 10%           0-5%(3)
                                       instruments and                       below Baa
                                       short maturity
                                       fixed income
                                       securities
         ---------------------------------------------------------------------------------------------------------------------------
               Low Duration            Short maturity     1-3 years          B to Aaa; max 10%          0-20%(3)
                                       fixed income                          below Baa
                                       securities
         ---------------------------------------------------------------------------------------------------------------------------
               Low Duration II         Short maturity     1-3 years          A to Aaa                  0%
                                       fixed income
                                       securities with
                                       quality and non-
                                       U.S. issuer
                                       restrictions
         ---------------------------------------------------------------------------------------------------------------------------
               Low Duration III        Short maturity     1-3 years          B to Aaa; max 10%         0-20%(3)
                                       fixed income                          below Baa
                                       securities with
                                       prohibitions on
                                       firms engaged in
                                       socially
                                       sensitive
                                       practices
 -----------------------------------------------------------------------------------------------------------------------------------
 Intermediate  GNMA                    Short and          1-7 years          Baa to Aaa; max 10%       0%
 Duration Bond                         intermediate                          below Aaa
 Funds                                 maturity
                                       mortgage-related
                                       fixed income
                                       securities
                                       issued by the
                                       Government
                                       National Mortgage
                                       Association
         ---------------------------------------------------------------------------------------------------------------------------
               Moderate Duration       Short and          2-5 years          B to Aaa; max 10%         0-20%(3)
                                       intermediate                          below Baa
                                       maturity fixed
                                       income
                                       securities
         ---------------------------------------------------------------------------------------------------------------------------
               Real Return Bond        Inflation-         N/A                B to Aaa; max 10%         0-20%(3)
                                       indexed fixed                         below Baa
                                       income
                                       securities
         ---------------------------------------------------------------------------------------------------------------------------
               Total Return            Intermediate       3-6 years          B to Aaa; max 10%         0-20%(3)
                                       maturity fixed                        below Baa
                                       income
                                       securities
         ---------------------------------------------------------------------------------------------------------------------------
               Total Return II         Intermediate       3-6 years          Baa to Aaa                0%
                                       maturity fixed
                                       income
                                       securities with
                                       quality and
                                       non-U.S. issuer
                                       restrictions
         ---------------------------------------------------------------------------------------------------------------------------
               Total Return III        Intermediate       3-6 years          B to Aaa; max 10%         0-20%(3)
                                       maturity fixed                        below Baa
                                       income
                                       securities with
                                       prohibitions on
                                       firms engaged in
                                       socially
                                       sensitive
                                       practices
         ---------------------------------------------------------------------------------------------------------------------------
               Total Return Mortgage   Intermediate       2-6 years          Baa to Aaa; max 10%       0%
                                       maturity                              below Aaa
                                       mortgage-related
                                       fixed income
                                       securities
         ---------------------------------------------------------------------------------------------------------------------------
               Investment Grade        Corporate fixed    3-7 years          B to Aaa; max 10%         0-20%(3)
               Corporate Bond          income                                below Baa
                                       securities
         ---------------------------------------------------------------------------------------------------------------------------
               High Yield              Higher yielding    2-6 years          B to Aaa; min 65%         0-15%(4)
                                       fixed income                          below Baa
                                       securities

------------------------------------------------------------------------------------------------------------------------------------
 Long Duration Long-Term               Long-term          (greater than      A to Aaa                  0%
 Bond Funds    U.S. Government         maturity fixed     or =) 8 years
                                       income
                                       securities
         ---------------------------------------------------------------------------------------------------------------------------
               Long Duration           Long-term          (greater than      B to Aaa; max 10%         0-20%(3)
                                       maturity fixed     or =) 8 years      below Baa
                                       income
                                       securities
------------------------------------------------------------------------------------------------------------------------------------
 Tax Exempt    Short Duration          Short and          0-2 years          Baa to Aaa                0%
 Bond Funds    Municipal Income        intermediate
                                       maturity
                                       municipal
                                       securities
                                       (exempt from
                                       federal income
                                       tax)
         ---------------------------------------------------------------------------------------------------------------------------
               Municipal Bond          Intermediate and   3-10 years         Ba to Aaa; max            0%
                                       long-term                             10% below Baa
                                       maturity
                                       municipal
                                       securities
                                       (exempt from
                                       federal income
                                       tax)
         ---------------------------------------------------------------------------------------------------------------------------
               California Intermediate Intermediate       3-7 years          B to Aaa; max 10%         0%
               Municipal Bond          maturity                              below Baa
                                       municipal
                                       securities
                                       (exempt from
                                       federal and
                                       California
                                       income tax)
         ---------------------------------------------------------------------------------------------------------------------------
               California              Intermediate to    3-12 years         B to Aaa; max 10%         0%
               Municipal Bond          long-term                             below Baa
                                       maturity
                                       municipal
                                       securities
                                       (exempt from
                                       federal and
                                       California
                                       income tax)
         ---------------------------------------------------------------------------------------------------------------------------
               New York                Intermediate to    3-12 years         B to Aaa; max 10%         0%
               Municipal Bond          long-term                             below Baa
                                       maturity
                                       municipal
                                       securities
                                       (exempt from
                                       federal and New
                                       York income tax)
------------------------------------------------------------------------------------------------------------------------------------
 International Global Bond             U.S. and non-      3-7 years          B to Aaa; max             25-75%(5)
 Bond Funds                            U.S.                                  10% below Baa
                                       intermediate
                                       maturity fixed
                                       income
                                       securities
         ---------------------------------------------------------------------------------------------------------------------------
               Global Bond II          U.S. and hedged    3-7 years          B to Aaa; max             25-75%(5)
                                       non-U.S.                              10% below Baa
                                       intermediate
                                       maturity fixed
                                       income
                                       securities
         ---------------------------------------------------------------------------------------------------------------------------
               Foreign Bond            Intermediate       3-7 years          B to Aaa; max             (greater than or =) 85%(5)
                                       maturity hedged                       10% below Baa
                                       non-U.S. fixed
                                       income
                                       securities
         ---------------------------------------------------------------------------------------------------------------------------
               Emerging Markets Bond   Emerging market    0-8 years          B to Aaa                  (greater than or =) 80%(5)
                                       fixed income
                                       securities
------------------------------------------------------------------------------------------------------------------------------------
 Stock and     Strategic Balanced      45-75% in the      0-6 years(6)       B to Aaa; max             0-20%(3)(6)
 Bond                                  StocksPLUS Fund;                      10% below Baa(6)
 Funds                                 25-55% in the
                                       Total Return
                                       Fund
         ---------------------------------------------------------------------------------------------------------------------------
               Convertible             Convertible        N/A                Caa to Aaa; max           0-20%(3)
                                       securities                            40% below Baa and
                                                                             10% below B
------------------------------------------------------------------------------------------------------------------------------------
 Stock Funds   StocksPLUS              S&P 500 stock      0-1 year           B to Aaa; max             0-20%(3)
                                       index                                 10% below Baa
                                       derivatives
                                       backed by a
                                       portfolio of
                                       short-term
                                       fixed-income
                                       securities
------------------------------------------------------------------------------------------------------------------------------------

(1) As rated by Moody's Investors Service, Inc. or equivalently rated by Standard & Poor's Ratings Service, or if unrated, determined by PIMCO to be of comparable quality.
(2) Each Fund (except the Low Duration II, Total Return II, Long-Term U.S. Government, Short-Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3) The percentage limitation relates to non-U.S. dollar-denominated securities.
(4) The percentage limitation relates to euro-denominated securities.
(5) The percentage limitation relates to securities of foreign issuers denominated in any currency.
(6) The Fund does not invest in securities directly, but in other PIMCO Funds with these characteristics.

3  PIMCO Funds: Pacific Investment Management Series

Fixed       The "Fixed Income Funds" are the Money Market, Short-Term, Low
Income      Duration, Low Duration II, Low Duration III, GNMA, Moderate
Instruments Duration, Real Return Bond, Total Return, Total Return II, Total
            Return III, Total Return Mortgage, Investment Grade Corporate Bond,
            High Yield, Long-Term U.S. Government, Long Duration, Short Duration
            Municipal Income, Municipal Bond, California Intermediate Municipal
            Bond, California Municipal Bond, New York Municipal Bond, Global
            Bond, Global Bond II, Foreign Bond, and Emerging Markets Bond Funds.
            Each Fixed Income Fund differs from the others primarily in the length of the Fund's duration or the proportion of its investments in certain types of fixed income securities. Each Fixed Income Fund invests at least 65% of its assets in "Fixed Income Instruments," which as used in this prospectus includes:

            . securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
            . corporate debt securities of U.S. and non-U.S. issuers,
              including convertible securities and corporate commercial paper;
            . mortgage-backed and other asset-backed securities;
            . inflation-indexed bonds issued both by governments and
              corporations;
            . structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
            . delayed funding loans and revolving credit facilities;
            . bank certificates of deposit, fixed time deposits and bankers'
              acceptances;
            . repurchase agreements and reverse repurchase agreements;
            . debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
            . obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
            . obligations of international agencies or supranational entities.

Duration Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit      In this prospectus, references are made to credit ratings of debt
Ratings     securities which measure an issuer's expected ability to pay principal and interest on time. Credit ratings are determined by rating organizations, such as Standard & Poor's Ratings Service
            ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by PIMCO:

            . high quality
            . investment grade
            . below investment grade ("high yield securities" or "junk bonds")

             For a further description of credit ratings, see "Appendix A--
            Description of Securities Ratings."

Fund        The Funds provide a broad range of investment choices. The
Descrip-    following summaries identify each Fund's investment objective,
tions,      principal investments and strategies, principal risks, performance
Performance information and fees and expenses. A more detailed "Summary of
and Fees    Principal Risks" describing principal risks of investing in the
            Funds begins after the Fund Summaries.

             It is possible to lose money on investments in the Funds.

             An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

                                                                   Prospectus  4

            PIMCO Money Market Fund                                 Ticker
                                                                    Symbols:
                                                                    PMIXX
                                                                    (Inst.
                                                                    Class)
                                                                    PMAXX
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Money market         Minimum 95% rated
and           current income,        instruments          Aaa or Prime 1;
Strategies    consistent with                             (less than or =) 5%
              preservation of        Average Portfolio    Aa or Prime 2
              capital and daily      Maturity (less
              liquidity              than or =) 90        Dividend Frequency
                                     days dollar-weighted Declared daily and
                                     average maturity     distributed monthly

            The Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

             The Fund may invest in the following: obligations of the U.S.
            Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in securities or obligations issued by U.S. banks. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income.

             The Fund's investments will comply with applicable rules
            governing the quality, maturity and diversification of securities held by money market funds.

--------------------------------------------------------------------------------
Principal   An investment in the Fund is not insured or guaranteed by the
Risks       Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Market Risk
              .Credit Risk           .Issuer Risk
              .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (1/25/95), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. To obtain the Fund's current yield, call 1-800-927-4648. Past performance is no guarantee of future results.

5  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                              [GRAPH]                       Information

                           Annual Return                    --------------------

            92    93    94    95    96    97    98    99    1/1/00-6/30/00 2.88%
           ----- ----- ----- ----- ----- ----- ----- -----
           3.44% 2.80% 3.92% 6.06% 5.28% 5.34% 5.34% 4.90%
                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '95)           1.72%
                                                            --------------------
                                                            Lowest (2nd Qtr.
                                                            '93)           0.67%

                    Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                                 1 Year 5 Years (3/1/91)(3)
            ------------------------------------------------------------------
         Institutional Class                     4.90%  5.38%   4.73%
            ------------------------------------------------------------------
         Administrative Class                    4.63%  5.14%   4.48%
            ------------------------------------------------------------------
         Salomon 3-Month Treasury Bill Index(1)  4.73%  5.20%   4.70%
            ------------------------------------------------------------------
         Lipper Institutional Money Market Fund
          Average(2)                             4.92%  5.32%   4.77%
            ------------------------------------------------------------------

            (1) The Salomon 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
            (2) The Lipper Institutional Money Market Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days. It does not take into account sales charges.
            (3) The Fund commenced operations on 3/1/91. Index comparisons begin at 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.15%    None           0.20%       0.35%
            ------------------------------------------------------------------
         Administrative  0.15     0.25%          0.20        0.60
            ------------------------------------------------------------------

            (1) Other Expenses reflect a 0.20% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3    Year 5      Year 10
            -------------------------------------------------------------
         Institutional   $36      $113      $197        $443
            -------------------------------------------------------------
         Administrative   61       192       335         750
            -------------------------------------------------------------

                                                                   Prospectus  6

            PIMCO Short-Term Fund                                   Ticker
                                                                    Symbols:
                                                                    PTSHX
                                                                    (Inst.
                                                                    Class)
                                                                    PSFAX
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
                                     Fund Focus           Credit Quality
Principal     Investment Objective   Money market         B to Aaa; maximum
Investments   Seeks maximum          instruments and      10% below Baa
and           current income,        short maturity
Strategies    consistent with        fixed income         Dividend Frequency
              preservation of        securities           Declared daily and
              capital and daily                           distributed monthly
              liquidity              Average Portfolio
                                     Duration
                                     0-1 year

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund will vary based on PIMCO's forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of this Fund is normally not expected to exceed three years.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Leveraging Risk
              .Credit Risk           .Derivatives Risk      .Management Risk
              .Market Risk           .Mortgage Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (2/1/96), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

7  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                         [GRAPH]
                                                            More Recent Return
                       Annual Return                        Information

                90    91    92    93    94                  --------------------
              ----- ----- ----- ----- -----
              8.47% 6.65% 3.63% 4.62% 2.90%                 1/1/00-6/30/00 3.17%

                95    96    97    98   99
              ----- ----- ----- ----- -----                 Highest and Lowest
              9.21% 7.00% 6.51% 5.74% 5.24%                 Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            -------------------
                                                            Highest (4th Qtr.
                                                            '95)           2.60
                                                            -------------------
                                                            Lowest (1st Qtr.
                                                            '94)           0.19

         Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/99)

                                                    1 Year  5 Years   10 Years
         ---------------------------------------------------------------------
         Institutional Class                        5.24%    6.73%     5.98%
         ----------------------------------------------------------------------
         Administrative Class                       4.97%    6.47%     5.72%
         ----------------------------------------------------------------------
         Salomon 3-Month Treasury Bill(1)           4.73%    5.20%     5.05%
         ----------------------------------------------------------------------
         Lipper Ultrashort Obligation Fund Avg(2)   4.58%    5.62%     5.59%
         ----------------------------------------------------------------------

            (1) The Salomon 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
            (2) The Lipper Ultrashort Obligation Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
         ---------------------------------------------------------------------
         Institutional   0.25%    None           0.39%       0.64%
         ---------------------------------------------------------------------
         Administrative  0.25     0.25%          0.39        0.89
         ---------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.20% and interest expense of 0.19% paid during the most recent fiscal year. Total Annual Operating Expenses excluding interest expense is 0.45% for the Institutional Class and 0.70% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


         Share Class     Year 1   Year 3         Year 5      Year 10
         --------------------------------------------------------------------
         Institutional   $65      $205           $357        $ 798
         --------------------------------------------------------------------
         Administrative   91       284            493        1,096
         --------------------------------------------------------------------

                                                                   Prospectus  8

            PIMCO Low Duration Fund                                 Ticker
                                                                    Symbols:
                                                                    PTLDX
                                                                    (Inst.
                                                                    Class)
                                                                    PLDAX
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
                                     Fund Focus           Credit Quality
Principal     Investment Objective   Short maturity       B to Aaa; maximum
Investments   Seeks maximum          fixed income         10% below Baa
and           total return,          securities
Strategies    consistent with                             Dividend Frequency
              preservation of        Average Portfolio    Declared daily and
              capital and            Duration 1-3 years   distributed monthly
              prudent
              investment
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate Risk   . Derivatives Risk     . Currency Risk
              . Credit Risk          . Liquidity Risk       . Leveraging Risk
              . Market Risk          . Mortgage Risk        . Management Risk
              . Issuer Risk          . Foreign Investment
                                       Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (1/3/95), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

9  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                         More Recent Return
                         [GRAPH]                         Information
                                                         --------------------
                      Annual Returns
                                                         1/1/00-6/30/0  3.13%
     90    91     92    93   94    95      96    97
   ----- ------ ----- ----- ----- ------ -----  -----
   9.05% 13.46% 7.69% 7.76% 0.63% 11.93% 6.14%  8.24%    Highest and Lowest
                                                         Quarter Returns
                        98     99                        (for periods shown
                       -----  -----                      in the bar chart)
                       7.16%  2.97%                      -------------------
                                                         Highest (3rd Qtr.
                                                         '91)           3.90%
                                                         --------------------
                                                         Lowest (1st Qtr.
                                                         '94)          -0.32%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                         1 Year 5 Years 10 Years
            --------------------------------------------------------------------
         Institutional Class                             2.97%  7.25%   7.44%
            --------------------------------------------------------------------
         Administrative Class                            2.72%  6.98%   7.18%
            --------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)        3.06%  6.51%   6.59%
            --------------------------------------------------------------------
         Lipper Short Investment Grade Debt Fund Avg(2)  2.81%  5.95%   6.36%
            --------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.26%       0.51%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.18% paid by each class and interest expense of 0.08% for the Institutional Class and 0.07% for the Administrative Class, paid during the most recent fiscal year. Total Annual Operating Expenses excluding interest expense is 0.43% for the Institutional Class and 0.68% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $52      $164           $285        $640
            ------------------------------------------------------------------
         Administrative   77       240            417         930
            ------------------------------------------------------------------

                                                                   Prospectus 10

            PIMCO Low Duration Fund II                              Ticker
                                                                    Symbols:
                                                                    PLDTX
                                                                    (Inst.
                                                                    Class)
                                                                    PDFAX
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short maturity       A to Aaa
and           total return,          fixed income
Strategies    consistent with        securities           Dividend Frequency
              preservation of                             Declared daily and
              capital and            Average Portfolio    distributed monthly
              prudent                Duration
              investment             1-3 years
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Leveraging Risk
              .Credit Risk           .Derivatives Risk      .Liquidity Risk
              .Market Risk           .Mortgage Risk         .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (2/2/98), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
11

            Calendar Year Total Returns -- Institutional Class

                                                     More Recent Return
                      [GRAPH]                        Information

                   Annual Return                     --------------------

            92    93     94      95      96          1/1/00-6/30/00 3.08%
          -----  -----  -----  ------  -----
          6.23%  6.58%  0.32%  11.78%  5.22%

                  97     98     99                   Highest and Lowest
                 -----  -----  -----                 Quarter Returns
                 7.62%  6.60%  2.55%                 (for periods shown
                                                     in the bar chart)
                                                     ---------------------------
                                                     Highest (1st Qtr. '95)3.83%
                                                     ---------------------------
                                                     Lowest (1st Qtr. '94)-0.60%

          Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                   1 Year 5 Years (11/1/91)(3)
            --------------------------------------------------------------------
         Institutional Class                       2.55%  6.71%   6.08%
            --------------------------------------------------------------------
         Administrative Class                      2.29%  6.44%   5.81%
            --------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)  3.06%  6.51%   5.80%
            --------------------------------------------------------------------
         Lipper Short Investment Grade Debt
          Fund Avg(2)                              2.81%  5.95%   5.59%
            --------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.
            (3) The Fund began operations on 11/1/91. Index comparisons began on 10/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
         ---------------------------------------------------------------------
         Institutional   0.25%    None           0.32%       0.57%
         ---------------------------------------------------------------------
         Administrative  0.25     0.25%          0.67        1.17
            ------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25% paid by each class and interest expense of 0.07% for the Institutional Class and 0.42% for the Administrative Class, paid during the most recent fiscal year. Total Annual Operating Expenses excluding interest expense is 0.50% for the Institutional Class and 0.75% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1      Year 3         Year 5      Year 10
          --------------------------------------------------------------------
         Institutional   $58         $183           $318          $714
         ---------------------------------------------------------------------
         Administrative  119          372            644         1,420
         ---------------------------------------------------------------------

                                                                   Prospectus 12

            PIMCO Low Duration Fund III                             Ticker
                                                                    Symbols:
                                                                    PLDIX
                                                                    (Inst.
                                                                    Class)
                                                                    N/A
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short maturity       B to Aaa; maximum
and           total return,          fixed income         10% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             1-3 years
              management



            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, or the operation of gambling casinos. The Fund will also avoid, to the extent possible on the basis of information available to PIMCO, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

             The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment
                                      Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (3/19/99), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

13 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/00-6/30/00 2.97%


                            [GRAPH]                         Highest and Lowest
                                                            Quarter Returns
                         Annual Return                      (for periods shown
                                                            in the bar chart)
                        97      98     99                   --------------------
                      -----   -----  -----                  Highest (3rd Qtr.
                      7.12%   6.65%  2.73%                  '98)           2.66%
                                                            --------------------
                                                            Lowest (2nd Qtr.
                                                            '99)           0.29%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                           1 Year (12/31/96)
            ------------------------------------------------------------------
            Institutional Class                            2.73%  5.48%
            ------------------------------------------------------------------
            Administrative Class                           2.48%  5.22%
            ------------------------------------------------------------------
            Merrill Lynch 1-3 Year Treasury Index(1)       3.06%  5.56%
            ------------------------------------------------------------------
            Lipper Short Investment Grade Debt Fund Avg(2) 2.81%  4.93%
            ------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to
                2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
            Institutional   0.25%    None           0.30%       0.55%
            ------------------------------------------------------------------
            Administrative  0.25     0.25%          0.32        0.82
            ------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25% paid by each class and interest expense of 0.05% for the Institutional Class and 0.07% for the Administrative Class, paid during the most recent fiscal year. Total Annual Operating Expenses excluding interest expense is 0.50% for the Institutional Class and 0.75% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class     Year 1   Year 3         Year 5         Year 10
            ------------------------------------------------------------------
            Institutional   $56      $176           $307         $689
            ------------------------------------------------------------------
            Administrative   84       262            455        1,014
            ------------------------------------------------------------------

                                                                 Prospectus  14

                                                                    Ticker
            PIMCO GNMA Fund                                         Symbols:
                                                                    PDMIX
                                                                    (Inst.
                                                                    Class)
                                                                    N/A
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum                               Baa to Aaa; maximum
and           total return,          Short to             10% below Aaa
Strategies    consistent with        intermediate
              preservation of        maturity             Dividend Frequency
              capital and            mortgage-related     Declared daily and
              prudent                fixed income         distributed monthly
              investment             securities
              management
                                     Average Portfolio
                                     Duration

                                     1-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association ("GNMA"). The Fund is neither sponsored nor affiliated with GNMA. The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its assets in investment grade securities rated below Aaa by Moody's or AAA by S&P, subject to a minimum rating of Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Mortgage Risk         .Foreign Investment
              .Credit Risk           .Derivatives Risk       Risk
              .Market Risk           .Liquidity Risk        .Leveraging Risk
              .Issuer Risk                                  .Management Risk


            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------

Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. The Administrative Class of the Fund had not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results, and the Fund achieved the performance track record shown during a period when it pursued its investment objective using different investment strategies.

15 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                         [GRAPH]                            --------------------
                                                            1/1/00-6/30/00 4.50%
                     Annual Reports

                       98      99                           Highest and Lowest
                    -------  -------                        Quarter Returns
                     6.10%    2.86%                         (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (3rd Qtr.
                                                            '98)           2.82%
                                                            --------------------
                                                            Lowest (4th Qtr.
                                                            '99)          -0.48%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                      1 Year      (7/31/97)
            --------------------------------------------------------------------
         Institutional Class                          2.86%       5.53%
            --------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)     3.06%       5.22%
            --------------------------------------------------------------------
         Lipper U.S. Mortgage Fund Avg(2)             0.65%       4.12%
            --------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           1.35%       1.60%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          1.35        1.85
            ------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25%, interest expense of 1.09% and organizational expense of 0.01% paid by the Institutional Class during the most recent fiscal year. Because the Administrative Class of the Fund was not operational during the last fiscal year, Other Expenses include interest and organizational expenses incurred by the Institutional Class. Total Annual Fund Operating Expenses excluding interest and organizational expense is 0.50% for the Institutional Class and 0.75% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5     Year 10
            ------------------------------------------------------------------
         Institutional   $163     $505            $871       $1,900
            ------------------------------------------------------------------
         Administrative   188      582           1,001        2,169
            ------------------------------------------------------------------

                                                                   Prospectus 16

            PIMCO Moderate Duration Fund                            Ticker
                                                                    Symbols:
                                                                    PMDRX
                                                                    (Inst.
                                                                    Class)
                                                                    N/A
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short and            B to Aaa; maximum
and           total return,          intermediate         10% below Baa
Strategies    consistent with        maturity fixed
              preservation of        income securities    Dividend Frequency
              capital and                                 Declared daily and
              prudent                Average Portfolio    distributed monthly
              investment             Duration
              management             2-5 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a two- to five-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Interest Rate Risk   .Derivatives Risk        .Currency Risk
             .Credit Risk          .Liquidity Risk          .Leveraging Risk
             .Market Risk          .Mortgage Risk           .Management Risk
             .Issuer Risk          .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

17  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/00-6/30/00 3.20%

                                                            Highest and Lowest
                              [GRAPH]                       Quarter Returns
                                                            (for periods shown
                            Annual Return                   in the bar chart)
                                                            --------------------
                         97      98       99                Highest (3rd Qtr.
                       ------  ------   ------              '98)           4.26%
                       7.97%   8.11%    0.89%               --------------------
                                                            Lowest (2nd Qtr.
                                                            '99)          -0.64%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                          1 Year (12/31/96)
         ----------------------------------------------------------------------
         Institutional Class                              0.89%  5.61%
         ----------------------------------------------------------------------
         Lehman Brothers Intermediate
          Government/Corporate Bond Index(1)              0.39%  5.50%
         ----------------------------------------------------------------------
         Lipper Short Intermediate Investment Grade Debt
          Fund Avg(2)                                     0.89%  4.75%
         ----------------------------------------------------------------------

            (1) The Lehman Brothers Intermediate Government/Corporate Bond
                Index is an unmanaged index of fixed income securities having maturities from 1 to 9.99 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Intermediate Investment Grade Debt Fund
                Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
         ---------------------------------------------------------------------
         Institutional   0.25%    None           0.22%       0.47%
         ---------------------------------------------------------------------
         Administrative  0.25     0.25%          0.22        0.72
         ---------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.20% and interest expense of 0.02% paid by the Institutional Class during the most recent fiscal year. Because the Administrative Class of the Fund was not operational during the last fiscal year, Other Expenses include interest expense incurred by the Institutional Class. Total Annual Fund Operating Expenses excluding interest expense is 0.45% for the Institutional Class and 0.70% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


         Share Class     Year 1     Year 3        Year 5      Year 10
         ------------------------------------------------------------------
         Institutional   $48        $151          $263        $591
         ------------------------------------------------------------------
         Administrative   74         230           401         894
         ------------------------------------------------------------------

                                                                 Prospectus 18

            PIMCO Real Return Bond Fund                             Ticker
                                                                    Symbols:
                                                                    PRRIX
                                                                    (Inst.
                                                                    Class)
                                                                    PARRX
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment             Fund Focus           Credit Quality
Investments   Objective              Inflation-indexed    B to Aaa; maximum
and           Seeks maximum          fixed income         10% below Baa
Strategies    real return,           securities
              consistent with                             Dividend Frequency
              preservation of        Average Portfolio    Declared daily and
              real capital and       Duration             distributed monthly
              prudent                See description
              investment             below
              management

            The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

             Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("real duration") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. There is no limit on the real duration of the Fund, but it is expected that the average real duration of this Fund will normally vary approximately within the range of the average real duration of all inflation-indexed bonds issued by the U.S. Treasury in the aggregate, which as of June 30, 2000 was 8.92 years. For point of reference, it is expected that the average portfolio duration (as opposed to real duration) of the Fund will generally vary within a one- to five-year time frame, although this range is subject to change.

             The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate Risk   . Derivatives Risk     . Currency Risk
              . Credit Risk          . Liquidity Risk       . Leveraging Risk
              . Market Risk          . Issuer Non-          . Management Risk
              . Issuer Risk            Diversification
                                       Risk
                                     . Foreign
                                       Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------

Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. The Administrative Class of the Fund had not commenced operations as of March 31, 2000, the Fund's fiscal year end. Past performance is no guarantee of future results.


19 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                      [GRAPH]                               1/1/00-6/30/00 6.84%

                   Annual Return
                                                            Highest and Lowest
            98                   99                         Quarter Returns
           -----                -----                       (for periods shown
           5.21%                5.72%                       in the bar chart)
                                                            --------------------
                                                            Highest (3rd Qtr.
                                                            '98)           3.19
                                                            -------------------
                                                            Lowest (4th Qtr.
                                                            '98)          -0.05

         Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)



                                                                 Fund Inception
                                                      1 Year     (1/29/97)(3)
            -------------------------------------------------------------------
         Institutional Class                          5.72%      5.13%
            -------------------------------------------------------------------
         Lehman Brothers Inflation Linked Treasury
          Index(1)                                    2.36%      2.99%
            -------------------------------------------------------------------
         Lipper Short U.S. Government Fund Avg(2)     2.50%      4.57%
            -------------------------------------------------------------------

            (1) The Lehman Brothers Inflation Linked Treasury Index is an
                unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market with an average duration of 3.17 years as of 6/30/00. It is not possible to invest directly in the index.
            (2) The Lipper Short U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years. It does not take into account sales charges.
            (3) The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.28%       0.53%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.28        0.78
            ------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25% and interest expense of 0.03% paid by the Institutional Class during the most recent fiscal year. Because the Administrative Class was not operational during the last fiscal year, Other Expenses include interest expense incurred by the Institutional Class. Total Annual Fund Operating Expenses excluding interest expense is 0.50% for the Institutional Class and 0.75% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

          Share Class    Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $54      $170           $296        $665
            ------------------------------------------------------------------
         Administrative   80       249            433         966
            ------------------------------------------------------------------

                                                                   Prospectus 20

            PIMCO Total Return Fund                                 Ticker
                                                                    Symbols:
                                                                    PTTRX
                                                                    (Inst.
                                                                    Class)
                                                                    PTRAX
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         B to Aaa; maximum
and           total return,          maturity fixed       10% below Baa
Strategies    consistent with        income securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             3-6 years
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:
              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment
                                      Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (9/8/94), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

21 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                        [GRAPH]
                                                            More Recent Return
                     Annual Return                          Information
                                                            --------------------
          90      91     92      93      94                 1/1/00-6/30/00 4.07%
         -----  ------  -----  ------  ------
         8.05%  19.55%  9.73%  12.51%  -3.58%

                                                            Highest and Lowest
          95      96     97      98      99                 Quarter Returns
         -----  ------  -----  ------  ------               (for periods shown
         19.77% 4.69%   10.16%  9.76%  -0.28%               in the bar chart)
                                                            -------------------
                                                            Highest (3rd
                                                            Qtr. '91)      6.66%
                                                            -------------------
                                                            Lowest (1st
                                                            Qtr. '94)     -2.69%
                                                            -------------------

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                         1 Year 5 Years 10 Years
            --------------------------------------------------------------------
         Institutional Class                             -0.28% 8.62%   8.80%
            --------------------------------------------------------------------
         Administrative Class                            -0.53% 8.35%   8.54%
            --------------------------------------------------------------------
         Lehman Aggregate Bond Index(1)                  -0.82% 7.73%   7.70%
            --------------------------------------------------------------------
         Lipper Intermediate Investment Grade Debt Fund
          Avg(2)                                         -1.31% 6.79%   7.09%
            --------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.29%       0.54%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.29        0.79
            ------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.18% and interest expense of 0.11% paid during the most recent fiscal year. Total Annual Operating Expenses excluding interest expense is 0.43% for the Institutional Class and 0.68% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

          Share Class   Year 1    Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $55      $173           $302        $677
            ------------------------------------------------------------------
         Administrative   81       252            439         978
            ------------------------------------------------------------------

                                                                   Prospectus 22

            PIMCO Total Return Fund II                              Ticker
                                                                    Symbols:
                                                                    PMBIX
                                                                    (Inst.
                                                                    Class)
                                                                    PRADX
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         Baa to Aaa
and           total return,          maturity fixed
Strategies    consistent with        income securities    Dividend Frequency
              preservation of                             Declared daily and
              capital and            Average Portfolio    distributed monthly
              prudent                Duration
              investment             3-6 years
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Leveraging Risk
              .Credit Risk           .Derivatives Risk      .Liquidity Risk
              .Market Risk           .Mortgage Risk         .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (11/30/94), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

23 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/00-6/30/00 3.95%
                    [GRAPH]
                                                            Highest and Lowest
                                                            Quarter Returns
  92     93      94      95      96     97     98     99    (for periods shown
------  ------  ------ ------  ------ ------ ----- -------  in the bar chart)
9.43%   10.90%  -2.21% 18.97%  3.85%   9.99%  9.62% -1.07%  --------------------
                                                            Highest (3rd Qtr.
                                                            '92)           5.57%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '94)          -2.60%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                              Fund Inception
                                               1 Year 5 Years (12/30/91)(3)
            ----------------------------------------------------------------
         Institutional Class                   -1.07% 8.07%   7.25%
            ----------------------------------------------------------------
         Administrative Class                  -1.32% 7.79%   6.98%
            ----------------------------------------------------------------
         Lehman Aggregate Bond Index(1)        -0.82% 7.73%   6.55%
            ----------------------------------------------------------------
         Lipper Intermediate Investment Grade
          Debt Fund Avg(2)                     -1.31% 6.79%   6.14%
            ----------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.
            (3) The Fund began operations on 12/30/91. Index comparisons began on 12/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
            ------------------------------------------------------------------
         Administrative   77       240            417         930
            ------------------------------------------------------------------

                                                                   Prospectus 24

            PIMCO Total Return Fund III                           Ticker
                                                                  Symbols:
                                                                  PTSAX (Inst.
                                                                  Class)
                                                                  PRFAX
                                                                  (Admin.
                                                                  Class)

--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Credit Quality
Investments   Seeks maximum         Intermediate        B to Aaa; maximum 10%
and           total return,         maturity fixed      below Baa
Strategies    consistent with       income
              preservation of       securities          Dividend Frequency
              capital and                               Declared daily and
              prudent               Average Portfolio   distributed monthly
              investment            Duration
              management            3-6 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, or the operation of gambling casinos. The Fund will also avoid, to the extent possible on the basis of information available to the Adviser, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

             The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Interest Rate Risk    .Derivatives Risk     .Currency Risk
             .Credit Risk           .Liquidity Risk       .Leveraging Risk
             .Market Risk           .Mortgage Risk        .Management Risk
             .Issuer Risk           .Foreign Investment
                                     Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (4/11/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

25 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                          More Recent Return
                                                          Information
                                                          --------------------
                           [GRAPH]                        1/1/00-6/30/00 -2.61%

                        Annual Return

                 92     93     94     95     96           Highest and Lowest
                ----- ------ ------ ------ ------         Quarter Returns
                9.02% 12.64% -3.43% 19.23% 4.63%          (for periods shown
                                                          in the bar chart)
                        97     98     99                  --------------------
                      ------ ------ ------                Highest
                      10.21% 10.37% -0.95%                (1st Qtr.'95)  5.73%
                                                          --------------------
                                                          Lowest
                                                          (1st Qtr.'94) -2.68%


                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                              Fund Inception
                                               1 Year 5 Years (5/1/91)(3)
         -------------------------------------------------------------------
         Institutional Class                   -0.95% 8.49%   8.49%
         -------------------------------------------------------------------
         Administrative Class                  -1.20% 8.21%   8.22%
         -------------------------------------------------------------------
         Lehman Aggregate Bond Index(1)        -0.82% 7.73%   7.38%
         -------------------------------------------------------------------
         Lipper Intermediate Investment Grade
          Debt Fund Avg(2)                     -1.31% 6.79%   6.96%
         -------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.
            (3) The Fund began operations on 5/1/91. Index comparisons began on 4/30/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
         ---------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
         ---------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
         ---------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

          Share Class    Year 1   Year 3         Year 5      Year 10
         ---------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
         ---------------------------------------------------------------------
         Administrative   77       240            417         930
         ---------------------------------------------------------------------

                                                                   Prospectus 26

            PIMCO Total Return Mortgage Fund                        Ticker
                                                                    Symbols:
                                                                    PTRIX
                                                                    (Inst.
                                                                    Class)
                                                                    N/A
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         Baa to Aaa; maximum
and           total return,          maturity fixed       10% below Aaa
Strategies    consistent with        income securities    Dividend Frequency
              preservation of
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             2-6 years
              management


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its assets in investment grade securities rated below Aaa by Moody's or AAA by S&P, subject to a minimum rating of Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Mortgage Risk         .Foreign Investment
              .Credit Risk           .Derivatives Risk       Risk
              .Market Risk           .Liquidity Risk        .Leveraging Risk
              .Issuer Risk                                  .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

27  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                           More Recent Return
                                                           Information
                                                           --------------------
                       [GRAPH]                             1/1/00-6/30/00 3.76%

                    Annual Return

                     98      99                            Highest and Lowest
                    -----  -----                           Quarter Returns
                    7.23%  2.42%                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (3rd Qtr.
                                                           '98)           2.78%
                                                           --------------------
                                                           Lowest (2nd Qtr.
                                                           '99)          -0.13%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                       Fund Inception
                                                  1 Year               (7/31/97)
            -------------------------------------------------------------------------
         Institutional Class                      2.42%                6.04%
            -------------------------------------------------------------------------
         Lehman Mortgage Index(1)                 1.86%                5.06%
            -------------------------------------------------------------------------
         Lipper U.S. Mortgage Fund Avg(2)         0.65%                4.12%
            -------------------------------------------------------------------------

            (1) The Lehman Brothers Mortgage Index is an unmanaged index of mortgage-related fixed income securities with an average duration of 4.11 years as of 6/30/00. It is not possible to invest directly in the index.
            (2) The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
            ------------------------------------------------------------------
         Administrative   77       240            417         930
            ------------------------------------------------------------------

                                                                   Prospectus 28

            PIMCO Investment Grade Corporate Bond Fund              Ticker
                                                                    Symbols:
                                                                    N/A (Inst.
                                                                    Class)
                                                                    N/A
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Corporate fixed      B to Aaa; maximum
and           total return,          income               10% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent investment     Duration             distributed monthly
              management             3-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment
                                      Risk

            Please see "Summary of Principal Risks" following the Fund Summary for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not yet have a full calendar year of performance. Information Thus, no bar chart or annual returns table is included for the
            Fund.

29 PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                  Distribution               Total Annual                Net Fund
                         Advisory and/or Service Other       Fund Operating Expense      Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses       Reduction(2) Expenses
            --------------------------------------------------------------------------------------
         Institutional   0.25%    None           0.40%       0.65%          (0.15)%      0.50%
            --------------------------------------------------------------------------------------
         Administrative  0.25     0.25%          0.40        0.90           (0.15)       0.75
            --------------------------------------------------------------------------------------

            (1) Other Expenses, which are based on estimated amounts for the initial fiscal year of the class, reflect a 0.25%
                Administrative Fee, and 0.15% representing the Fund's organizational expenses as attributed to the class and pro rata Trustees' fees.

            (2) PIMCO has contractually agreed, for the Fund's current fiscal year, to reduce Total Annual Operating Expenses for the Institutional and Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.50% and 0.75%, respectively, of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursement in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
            -----------------------------------------------------------------------------------
         Institutional         $51                $193               $347                $796
            -----------------------------------------------------------------------------------
         Administrative         77                 272                484               1,094
            -----------------------------------------------------------------------------------

                                                                   Prospectus 30

            PIMCO High Yield Fund                                   Ticker
                                                                    Symbols:
                                                                    PHIYX
                                                                    (Inst.
                                                                    Class)
                                                                    PHYAX
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Higher yielding      B to Aaa; minimum
and           total return,          fixed income         65% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             2-6 years
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest up to 15% of its assets in derivative
            instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate Risk   . Issuer Risk          . Foreign Investment
              . Credit Risk          . Liquidity Risk         Risk
              . High Yield Risk      . Derivatives Risk     . Currency Risk
              . Market Risk          . Mortgage Risk        . Leveraging Risk
                                                            . Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (1/16/95), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

31  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                          More Recent Return
                                                          Information
                  [GRAPH]                                 --------------------
               Annual Return                              1/1/00-6/30/00 -0.58%

  93      94      95      96      97      98      99
------  ------  ------  ------  ------  ------  ------
18.70%  2.39%   20.68%  11.68%  13.21%  6.54%   2.82%     Highest and Lowest
                                                          Quarter Returns
                                                          (for periods shown
                                                          in the bar chart)
                                                          --------------------
                                                          Highest (1st Qtr.
                                                          '93)           6.27%
                                                          --------------------
                                                          Lowest (3rd Qtr.
                                                          '98)          -1.76%


                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                               Fund Inception
                                                1 Year 5 Years (12/16/92)(3)
            -----------------------------------------------------------------
         Institutional Class                    2.82%  10.82%  10.63%
            -----------------------------------------------------------------
         Administrative Class                   2.57%  10.55%  10.36%
            -----------------------------------------------------------------
         Lehman Brothers BB Intermediate
          Corporate Index(1)                    2.20%   9.38%   8.85%
            -----------------------------------------------------------------
         Lipper High Current Yield Fund Avg(2)  4.53%   8.84%   8.65%
            -----------------------------------------------------------------

            (1) The Lehman Brothers BB Intermediate Corporate Index is an
                unmanaged index comprised of various fixed income securities rated BB with an average duration of 4.32 years as of 6/30/00. It is not possible to invest directly in the index.
            (2) The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges.
            (3) The Fund began operations on 12/16/92. Index comparisons began on 12/31/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1     Year 3       Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $51        $160         $280        $628
            ------------------------------------------------------------------
         Administrative   77         240          417         930
            ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Long-Term U.S. Government Fund                    Ticker
                                                                    Symbols:
                                                                    PGOVX(Inst.
                                                                    Class)
                                                                    PLGBX
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Long-term            A to Aaa
and           total return,          maturity fixed
Strategies    consistent with        income securities    Dividend
              preservation of                             Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             (greater than or =)
              management             8 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. The Fund also may obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. While PIMCO may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally expected to be more than ten years.

             The Fund's investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its assets in securities rated A by Moody's or S&P, and may only invest up to 25% of its assets in securities rated Aa by Moody's or AA by S&P.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate        . Issuer Risk          . Leveraging Risk
                Risk                 . Derivatives Risk     . Management Risk
              . Credit Risk          . Mortgage Risk
              . Market Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (9/23/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

33  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                       [GRAPH]                              1/1/00-6/30/00 8.37%

                    Annual Return
                                                            Highest and Lowest
    92     93     94     95     96    97     98    99       Quarter Returns
  ------ ------ ------ ------ ----- ------ ----- ------     (for periods shown
  11.93% 18.57% -7.39% 31.57% 0.71% 15.02% 13.39 -7.99%     in the bar chart)
                                                            --------------------
                                                            Highest (2nd Qtr.
                                                            '95)          10.76%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '96)          -6.26

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                     1 Year 5 Years (7/1/91)(3)
         -----------------------------------------------------------------------
         Institutional Class                         -7.99%   9.72%    10.35%
         -----------------------------------------------------------------------
         Administrative Class                        -8.21%   9.45%    10.09%
         -----------------------------------------------------------------------
         Lehman Long-Term Treasury Index(1)          -8.74%   9.08%     9.04%
         -----------------------------------------------------------------------
         Lipper General U.S. Government Fund Avg(2)  -3.01%   6.51%     6.46%
         -----------------------------------------------------------------------

            (1) The Lehman Long-Term Treasury Index is an unmanaged index of
                U.S. Treasury issues with maturities greater than 10 years. It is not possible to invest directly in the index.
            (2) The Lipper General U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in U.S. government and agency issues. It does not take into account sales charges.
            (3) The Fund began operations on 7/1/91. Index comparisons began on 6/30/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
            Institutional   0.25%    None           0.32%       0.57%
            ------------------------------------------------------------------
            Administrative  0.25     0.25%          0.32        0.82
            ------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25% and interest expense of 0.07%, paid during the most recent fiscal year. Total Annual Operating Expenses excluding interest expense is 0.50% for the Institutional Class and 0.75% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class     Year 1      Year 3       Year 5      Year 10
            ------------------------------------------------------------------
            Institutional   $58         $183         $318        $  714
            ------------------------------------------------------------------
            Administrative   84          262          455         1,014
            ------------------------------------------------------------------

                                                                   Prospectus 34

            PIMCO Long Duration Fund                                Ticker
                                                                    Symbols:
                                                                    N/A (Inst.
                                                                    Class)
                                                                    N/A
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Long-term            B to Aaa; maximum
and           total return,          maturity fixed       10% below Baa
Strategies    consistent with        income securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             (greater than
              management             or =) 8 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. This Fund will normally have a minimum average portfolio duration of eight years.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment
                                      Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------

Performance The Fund has not commenced operations as of the date of this Information prospectus. Thus, no bar chart or annual returns table is included for the Fund.

35  PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.46%       0.71%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.46        0.96
            ------------------------------------------------------------------

            (1) Other Expenses, which are based on estimated amounts for the initial fiscal year of the class, reflect a 0.25%
                Administrative Fee and 0.21% representing the Fund's organizational expenses as attributed to the class and pro rata Trustee fees.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $73      $227           $395        $883
            ------------------------------------------------------------------
         Administrative   98       306            531        1,178
            ------------------------------------------------------------------

                                                                   Prospectus 36

            PIMCO Short Duration Municipal Income Fund              Ticker
                                                                    Symbols:
                                                                    PSDIX
                                                                    (Inst.
                                                                    Class)
                                                                    N/A
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks high             Short and            Baa to Aaa
and           current income         intermediate
Strategies    exempt from            maturity             Dividend Frequency
              federal income         municipal            Declared daily and
              tax, consistent        securities           distributed monthly
              with preservation      (exempt from
              of capital.            federal income tax)

                                     Average Portfolio
                                     Duration
                                     0-2 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed two years. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Management Risk
              .Credit Risk           .Mortgage Risk         .California State
              .Market Risk           .Leveraging Risk        Specific Risk
              .Issuer Risk                                  .New York State
                                                             Specific Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

37 PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):


                                  Distribution               Total Annual                Net Fund
                         Advisory and/or Service Other       Fund Operating Expense      Operating
         Share Classes   Fees     (12b-1) Fees   Expenses(1) Expenses       Reduction(2) Expenses
            --------------------------------------------------------------------------------------
         Institutional   0.20%    None           0.42%       0.62%          (0.23)%      0.39%
            --------------------------------------------------------------------------------------
         Administrative  0.20     0.25%          0.19        0.64            0.00        0.64
            --------------------------------------------------------------------------------------

            (1) Other Expenses reflect a 0.19% Administrative Fee paid by each class and 0.23% organizational expenses paid by the Institutional Class.
            (2) PIMCO has contractually agreed, for the Fund's current fiscal year, to reduce Total Annual Fund Operating Expenses for the Institutional and Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 0.39% and 0.64%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


         Share Classes         Year 1             Year 3             Year 5             Year 10
            -----------------------------------------------------------------------------------
         Institutional         $40                $175               $323               $752
            -----------------------------------------------------------------------------------
         Administrative         65                 205                357                798
            -----------------------------------------------------------------------------------

                                                                  Prospectus 38

            PIMCO Municipal Bond Fund                             Ticker
                                                                  Symbols:
                                                                  PFMIX (Inst.
                                                                  Class)
                                                                  N/A (Admin.
                                                                  Class)

--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Credit Quality
Investments   Seeks high            Intermediate to     Ba to Aaa; maximum 10%
and           current income        long-term           below Baa
Strategies    exempt from           maturity
              federal income        municipal           Dividend Frequency
              tax, consistent       securities          Declared daily and
              with preservation     (exempt from        distributed monthly
              of capital.           federal income
              Capital               tax)
              appreciation is
              a secondary           Average Portfolio
              objective.            Duration
                                    3-10 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

             The Fund may invest up to 20% of its net assets in U.S.
            Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame, based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements on U.S. Government Securities and Municipal Bonds, and invest in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Interest Rate Risk    .Liquidity Risk       .Management Risk
             .Credit Risk           .Derivatives Risk     .California State
             .Market Risk           .Leveraging Risk       Specific Risk
             .Issuer Risk                                 .New York State
                                                           Specific Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (9/30/98), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

39  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                            [GRAPH]                         1/1/00-6/30/00 4.15%

                         Annual Return

                         98       99
                        -----   ------                      Highest and Lowest
                        6.07%   -3.72%                      Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (3rd Qtr.
                                                            '98)           3.33%
                                                            --------------------
                                                            Lowest (2nd Qtr.
                                                            '99)          -2.36%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                    Fund Inception
                                                     1 Year         (12/31/97)
            ----------------------------------------------------------------------
         Institutional Class                         -3.72%         1.06%
            ----------------------------------------------------------------------
         Administrative Class                        -3.95%         0.64%
            ----------------------------------------------------------------------
         Lehman General Municipal Bond Index(1)      -2.07%         2.12%
            ----------------------------------------------------------------------
         Lipper General Municipal Fund Avg(2)        -4.63%         0.23%
            ----------------------------------------------------------------------

            (1) The Lehman General Municipal Bond Index is an unmanaged index of municipal bonds with an average duration of 7.50 years as of 6/30/00. It is not possible to invest directly in the index.
            (2) The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
            ------------------------------------------------------------------
         Administrative   77       240            417         930
            ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO California Intermediate
                 Municipal Bond Fund                                Ticker
                                                                    Symbols:
                                                                    PCIMX
                                                                    (Inst.
                                                                    Class)
                                                                    N/A
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks high             Intermediate         B to Aaa; maximum
and           current income         maturity             10% below Baa
Strategies    exempt from            municipal
              federal and            securities           Dividend Frequency
              California income      (exempt from         Declared daily and
              tax. Capital           federal and          distributed monthly
              appreciation is a      California income
              secondary              tax)
              objective.
                                     Average Portfolio
                                     Duration 3-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund invests under normal circumstances at least 65% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return are:

              . Interest Rate Risk   . Issuer Risk          . Mortgage Risk
              . Credit Risk          . Issuer Non-          . Leveraging Risk
              . California State       Diversification      . Management Risk
                Specific Risk          Risk
              . Market Risk          . Liquidity Risk
                                     . Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

41  PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class and Administrative Class shares of
of the      the Fund:
Fund

            Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution            Total Annual                Net Fund
                         Advisory and/or Service Other    Fund Operating Expense      Operating
         Share Class     Fees     (12b-1) Fees   Expenses Expenses       Reduction(3) Expenses
         --------------------------------------------------------------------------------------
         Institutional   0.25%    None           0.77%(1) 1.02%          (0.53)%      0.49%
         --------------------------------------------------------------------------------------
         Administrative  0.25     0.25%          0.51 (2) 1.01           (0.26)       0.75
         --------------------------------------------------------------------------------------

            (1) Other Expenses reflect a 0.24% Administrative Fee and 0.53%
                organizational expense paid by the class.
            (2) Other Expenses reflect an Administrative Fee of 0.24%, interest expense of 0.01% and organizational expense of 0.26% paid during the most recent fiscal year. Net Fund Operating Expenses excluding interest and organizational expense is 0.74%. Interest expense is generally incurred as a result of investment management activities.
            (3) PIMCO has contractually agreed, for the Fund's current fiscal year, to reduce Total Annual Fund Operating Expenses for the Institutional and Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 0.49% and 0.74%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class and Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
         --------------------------------------------------------------------------------------
         Institutional         $50                 $272               $512              $1,200
         --------------------------------------------------------------------------------------
         Administrative         77                  296                533               1,213
         --------------------------------------------------------------------------------------

                                                                   Prospectus 42

            PIMCO California
               Municipal Bond Fund                                  Ticker
                                                                    Symbols:
                                                                    N/A (Inst.
                                                                    Class)
                                                                    N/A
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks high             Intermediate to      B to Aaa; maximum
and           current income         long-term            10% below Baa
Strategies    exempt from            maturity
              federal and            municipal            Dividend Frequency
              California income      securities           Declared daily and
              tax. Capital           (exempt from         distributed monthly
              appreciation is a      federal and
              secondary              California income
              objective.             tax)

                                     Average Portfolio
                                     Duration
                                     3-12 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund invests under normal circumstances at least 65% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return are:

              .Interest Rate Risk    .Issuer Risk           .Mortgage Risk
              .Credit Risk           .Issuer Non-           .Leveraging Risk
              .California State       Diversification Risk  .Management Risk
               Specific Risk         .Liquidity Risk
              .Market Risk           .Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

43 PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class and Administrative Class shares of
of the      the Fund:
Fund

            Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution               Total Annual                Net Fund
                         Advisory and/or Service Other       Fund Operating Expense      Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses       Reduction(2) Expenses
         -----------------------------------------------------------------------------------------
         Institutional   0.25%    None           0.63%       0.88%          (0.39)%      0.49%
         -----------------------------------------------------------------------------------------
         Administrative  0.25     0.25%          0.24        0.74            0.00        0.74
         -----------------------------------------------------------------------------------------

            (1) Other Expenses, which are based on estimated amounts for the initial fiscal year of the class, reflect a 0.24% Administrative Fee and 0.39% representing the Fund's organizational expenses as attributed to the class and pro rata Trustee's fees.
            (2) PIMCO has contractually agreed, for the Fund's current fiscal year, to reduce Total Annual Fund Operating Expenses for the Institutional and Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 0.49% and 0.74%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class and Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
         -----------------------------------------------------------------------------------------
         Institutional         $50                $242               $449               $1,048
         -----------------------------------------------------------------------------------------
         Administrative         76                 237                411                  918
         -----------------------------------------------------------------------------------------

                                                                   Prospectus 44

            PIMCO New York                                          Ticker
               Municipal Bond Fund                                  Symbols:
                                                                    N/A (Inst.
                                                                    Class)
                                                                    N/A
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks high             Intermediate to      B to Aaa; maximum
and           current income         long-term            10% below Baa
Strategies    exempt from            maturity
              federal and New        municipal            Dividend Frequency
              York income tax.       securities           Declared daily and
              Capital                (exempt from         distributed monthly
              appreciation is a      federal and New
              secondary              York income tax)
              objective.
                                     Average Portfolio
                                     Duration
                                     3-12 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund will invest under normal circumstances at least 65% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax ("New York Municipal Bonds"). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from municipal bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return are:

              .Interest Rate Risk    .Issuer Risk           .Mortgage Risk
              .Credit Risk           .Issuer Non-           .Leveraging Risk
              .New York State         Diversification Risk  .Management Risk
               Specific Risk         .Liquidity Risk
              .Market Risk           .Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

45 PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution               Total Annual                Net Fund
                         Advisory and/or Service Other       Fund Operating Expense      Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses       Reduction(2) Expenses
         -----------------------------------------------------------------------------------------
         Institutional   0.25%    None           1.05%       1.30%          (0.81)%      0.49%
         -----------------------------------------------------------------------------------------
         Administrative  0.25     0.25%          0.24        0.74            0.00        0.74
         -----------------------------------------------------------------------------------------

            (1) Other Expenses reflect a 0.24% Administrative Fee paid by each class and 0.81% organizational expenses paid by the Institutional Class.
            (2) PIMCO has contractually agreed, for the Fund's current fiscal year, to reduce Total Annual Fund Operating Expenses for the Institutional and Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 0.49% and 0.74%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
         --------------------------------------------------------------------------------------
         Institutional         $50                $332               $635               $1,497
         --------------------------------------------------------------------------------------
         Administrative         76                 237                411                  918
         --------------------------------------------------------------------------------------

                                                                   Prospectus 46

            PIMCO Global Bond Fund                          Ticker Symbols:
                                                            PIGLX (Inst. Class)
                                                            PADMX (Admin.
                                                            Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus             Credit Quality
Investments   Seeks maximum          U.S. and non-U.S.      B to Aaa; maximum
and           total return,          intermediate maturity  10% below Baa
Strategies    consistent with        fixed income
              preservation of        securities             Dividend Frequency
              capital and                                   Declared daily and
              prudent                Average Portfolio      distributed monthly
              investment             Duration
              management             3-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Foreign Investment    .Mortgage Risk
              .Credit Risk            Risk                  .Derivatives Risk
              .Market Risk           .Currency Risk         .Leveraging Risk
              .Issuer Risk           .Issuer Non-           .Management Risk
                                      Diversification Risk
                                     .Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (7/31/96), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

47 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                          More Recent Return
                                                          Information
                                                          --------------------
                         [GRAPH]                          1/1/00-6/30/00 -0.32%

                     Annual Return

        94      95      96      97      98      99        Highest and Lowest
      ------  ------  ------  ------  ------  ------      Quarter Returns
      -1.70%  22.96%  10.32%  -0.90%  12.50%  -4.29%      (for periods shown
                                                          in the bar chart)
                                                          --------------------
                                                          Highest (1st Qtr.
                                                          '95)           8.40%
                                                          --------------------
                                                          Lowest (1st Qtr.
                                                          '97)          -4.40%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                                 1 Year 5 Years (11/23/93)(3)
            ------------------------------------------------------------------
         Institutional Class                     -4.29% 7.68%   6.57%
            ------------------------------------------------------------------
         Administrative Class                    -4.52% 7.45%   6.34%
            ------------------------------------------------------------------
         J.P. Morgan Global (Unhedged) Index(1)  -5.07% 6.69%   5.86%
            ------------------------------------------------------------------
         Lipper Global Income Fund Avg(2)        -2.43% 6.36%   4.45%
            ------------------------------------------------------------------

            (1) The J.P. Morgan Global (Unhedged) Index is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index.
            (2) The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges.
            (3) The Fund began operations on 11/23/93. Index comparisons began on 11/30/93.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.46%       0.71%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.42        0.92
            ------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.30% paid by each class and interest expense of 0.16% for the Institutional Class and 0.12% for the Administrative Class, paid during the most recent fiscal year. Total Annual Operating Expenses excluding interest expense is 0.55% for the Institutional Class and 0.80% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5         Year 10
            ------------------------------------------------------------------
         Institutional   $73      $227           $395         $883
            ------------------------------------------------------------------
         Administrative   94       293            509        1,131
            ------------------------------------------------------------------

                                                                 Prospectus  48

            PIMCO Global Bond Fund II                               Ticker
                                                                    Symbols:
                                                                    PGBIX
                                                                    (Inst.
                                                                    Class)
                                                                    N/A
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          U.S. and hedged      B to Aaa; maximum
and           total return,          foreign              10% below Baa
Strategies    consistent with        intermediate
              preservation of        maturity fixed       Dividend Frequency
              capital                income securities    Declared daily and
                                                          distributed monthly
                                     Average Portfolio
                                     Duration
                                     3-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk  .Foreign Investment Risk     .Mortgage Risk
              .Credit Risk         .Currency Risk               .Derivatives
              .Market Risk         .Issuer Non-Diversification   Risk
              .Issuer Risk          Risk                        .Leveraging Risk
                                   .Liquidity Risk              .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception of Institutional Class shares (2/25/98), performance information shown in the bar chart
            (including the information to its right) and in the Average Annual Total Returns table is based on the performance of the Fund's
            Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class shares, including no sales charges (loads) and lower distribution and/or service (12b-
            1) fees (if any) and administrative fees. The Administrative Class of the Fund has not yet commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

49 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                                                           More Recent Return
                                                           Information
                                                           --------------------
                            [GRAPH]                        1/1/00-6/30/00 3.89%

                         Annual Return
                                                           Highest and Lowest
                                                           Quarter Returns
                    96     97     98     99                (for periods shown
                  ------ ------ ------ ------              in the bar chart)
                  12.84%  8.68%  7.71%  0.29%              --------------------
                                                           Highest (3rd Qtr.
                                                           '96)           5.39%
                                                           --------------------
                                                           Lowest (2nd Qtr.
                                                           '99)          -1.72%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                     Fund Inception
                                                    1 Year           (10/2/95)(3)
            -----------------------------------------------------------------------
         Institutional Class                         0.29%           8.51%
            -----------------------------------------------------------------------
         J.P. Morgan Global (Hedged) Index(1)        0.73%           8.40%
            -----------------------------------------------------------------------
         Lipper Global Income Fund Avg(2)           -2.43%           4.63%
            -----------------------------------------------------------------------

            (1) The J.P. Morgan Global (Hedged) Index is an unmanaged index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index.
            (2) The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges.
            (3) The Fund began operations on 10/2/95. Index comparisons began on 9/30/95.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.36%       0.61%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.36        0.86
            ------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.30% paid by each class and interest expense of 0.06% paid by the Institutional Class during the most recent fiscal year. Because the Administrative Class of the Fund was not operational during the last fiscal year, Other Expenses include interest expense incurred by the Institutional Class. Total Annual Fund Operating Expenses excluding interest expense is 0.55% for the Institutional Class and 0.80% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $62      $195           $340          $762
            ------------------------------------------------------------------
         Administrative   88       274            477         1,061
            ------------------------------------------------------------------

                                                                 Prospectus  50

            PIMCO Foreign Bond Fund                   Ticker Symbols:
                                                      PFORX (Inst. Class)
                                                      PFRAX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment             Fund Focus           Credit Quality
Investments   Objective              Intermediate         B to Aaa; maximum
and           Seeks maximum          maturity hedged      10% below Baa
Strategies    total return,          non-U.S. fixed
              consistent with        income securities    Dividend Frequency
              preservation of                             Declared daily and
              capital and            Average Portfolio    distributed monthly
              prudent                Duration
              investment             3-7 years
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 85% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate      . Foreign Investment     . Mortgage Risk
                Risk                 Risk                   . Derivatives
              . Credit Risk        . Currency Risk            Risk
              . Market Risk        . Issuer Non-            . Leveraging Risk
              . Issuer Risk          Diversification        . Management Risk
                                     Risk
                                   . Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (1/28/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

51 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                          [GRAPH]                           1/1/00-6/30/00 3.84%

                       Annual Return

        93     94     95     96     97     98     99        Highest and Lowest
      ------ ------ ------ ------ ------ ------ ------      Quarter Returns
      16.40% -7.30% 21.22% 18.89%  9.60% 10.03%  1.56%      (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '95)           7.23%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '94)          -4.22%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                  1 Year  5 Years (12/3/92)(3)
         -------------------------------------------------------------------
         Institutional Class                      1.56%   12.04%  9.76%
         -------------------------------------------------------------------
         Administrative Class                     1.31%   11.76%  9.50%
         -------------------------------------------------------------------
         J.P. Morgan Non-U.S. Index (Hedged)(1)   2.48%   11.14%  9.11%
         -------------------------------------------------------------------
         Lipper International Income Fund Avg(2) -4.57%    6.45%  6.06%
         -------------------------------------------------------------------

            (1) The J.P. Morgan Non-U.S. Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets with an average duration of
                5.74 years as of 6/30/00. It is not possible to invest directly in the index.
            (2) The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges.
            (3) The Fund began operations on 12/3/92. Index comparisons began on 11/30/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                     Distribution               Total Annual
                            Advisory and/or Service Other       Fund Operating
            Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
            Institutional   0.25%    None           0.44%       0.69%
            ------------------------------------------------------------------
            Administrative  0.25     0.25%          0.47        0.97
            ------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.25% paid by each class and interest expense of 0.19% for the Institutional Class and 0.22% for the Administrative Class, paid during the most recent fiscal year. Total Annual Operating Expenses excluding interest expense is 0.50% for the Institutional Class and 0.75% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
            Institutional   $70      $221           $384        $  859
            ------------------------------------------------------------------
            Administrative   99       309            536         1,190
            ------------------------------------------------------------------

                                                                 Prospectus  52

            PIMCO Emerging Markets Bond Fund          Ticker Symbols:
                                                      PEBIX (Inst. Class)
                                                      PEBAX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment             Fund Focus           Credit Quality
Investments   Objective              Emerging market      B to Aaa
and           Seeks maximum          fixed income
Strategies    total return,          securities           Dividend Frequency
              consistent with                             Declared daily and
              preservation of        Average Portfolio    distributed monthly
              capital and            Duration
              prudent                0-8 years
              investment
              management


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

             PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

             The Fund may invest substantially all of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk  .Emerging Markets Risk      .Liquidity Risk
              .Credit Risk         .Foreign Investment Risk    .Derivatives Risk
              .High Yield Risk     .Currency Risk              .Leveraging Risk
              .Market Risk         .Issuer Non-Diversification
              .Issuer Risk          Risk
                                   .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (9/30/98), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

53 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                       More Recent Return
                                                       Information
                                                       ----------------------
                      [GRAPH]                          1/1/00-6/30/00   7.01%

                    Annual Return

                    98         99
                  -------    ------                    Highest and Lowest
                  -11.76%    26.58%                    Quarter Returns
                                                       (for periods shown
                                                       in the bar chart)
                                                       ---------------------
                                                       Highest (4th Qtr. '98)
                                                                       12.27%
                                                       ---------------------
                                                       Lowest (3rd Qtr. '98
                                                                      -21.05%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                          1 Year (7/31/97)
            -------------------------------------------------------------------
         Institutional Class                              26.58%  3.45%
            -------------------------------------------------------------------
         Administrative Class                             26.28%  3.19%
            -------------------------------------------------------------------
         J.P. Morgan Emerging Markets Bond Index Plus(1)  25.99%  2.52%
            -------------------------------------------------------------------
         Lipper Emerging Market Debt Fund Avg(2)          24.51% -1.10%
            -------------------------------------------------------------------

            (1) The J.P. Morgan Emerging Markets Bond Index Plus is an unmanaged index which tracks the total returns for external-currency denominated debt instruments of emerging markets. It is not possible to invest directly in the index.
            (2) The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.45%    None           0.44%       0.89%
            ------------------------------------------------------------------
         Administrative  0.45     0.25%          0.44        1.14
            ------------------------------------------------------------------

            (1) Other Expenses reflect an Administrative Fee of 0.40% and interest expense of 0.04% paid during the most recent fiscal year. Total Annual Operating Expenses excluding interest expense is 0.85% for the Institutional Class and 1.10% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1      Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $91         $284           $493        $1,096
            ------------------------------------------------------------------
         Administrative  116          362            628         1,386
            ------------------------------------------------------------------

                                                                   Prospectus 54

            PIMCO Strategic Balanced Fund                   Ticker Symbols:
                                                            PSBIX (Inst. Class)
                                                            PSBAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus            Credit Quality
Investments   Seeks maximum          45-75% StocksPLUS     (of Underlying Funds)
and           total return,          Fund; 25-55%          B to Aaa; maximum
Strategies    consistent with        Total Return Fund     10% below Baa
              preservation of
              capital and            Average Portfolio     Dividend Frequency
              prudent                Duration              Declared and
              investment             (of Underlying Funds) distributed quarterly
              management             0-6 years


            The Fund seeks to achieve its investment objective by normally investing between 45% and 75% of its assets in the StocksPLUS Fund and between 25% and 55% of its assets in the Total Return Fund (collectively, the "Underlying Funds"). The Fund invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

             The StocksPLUS Fund seeks to exceed the total return of the S&P
            500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Total Return Fund seeks to achieve its investment objective by investing at least 65% of its assets in a diversified portfolio of Fixed Income Securities of various maturities. Please see the Fund Summaries of the Underlying Funds in this prospectus for information on their investment styles and primary investments.
             PIMCO determines how the Fund will allocate and reallocate its assets between the Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. PIMCO does not allocate the Fund's assets according to a predetermined blend of shares of the Underlying Funds. Instead, PIMCO will determine the mix of Underlying Funds appropriate for the Fund based on methodology, developed by PIMCO, that forecasts stages in the business cycle and considers the risk and reward potential of equity and fixed income investments within specific phases of the business cycle.
             The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objectives by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders.

             In addition to the StocksPLUS and Total Return Funds, the Fund may in the future invest in additional funds in the PIMCO Funds family at the discretion of PIMCO and without shareholder approval.

--------------------------------------------------------------------------------

Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect the net asset value, yield and total return of the Fund are:

              .Allocation Risk       .Underlying Fund Risk

             Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect the net asset value, yield and total return of the Fund, are:

              .Market Risk           .Derivatives Risk      .Mortgage Risk
              .Issuer Risk           .Liquidity Risk        .Leveraging Risk
              .Interest Rate Risk    .Foreign Investment    .Management Risk
              .Credit Risk            Risk
                                     .Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

--------------------------------------------------------------------------------

Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of broad-based securities market indices and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (6/30/99), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results, and the Fund achieved the performance track record shown during a period when it pursued its investment objective using different investment policies strategies.

55 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                                                        More Recent Return
                                                        Information
                                                        --------------------
                                                        1/1/00-6/30/00 -0.49%
                         [GRAPH]

                      Annual Return                     Highest and Lowest
                                                        Quarter Returns
                  97       98        99                 (for periods shown
                ------   ------    ------               in the bar chart)
                24.17%   19.66%    11.56%               --------------------
                                                        Highest (2nd Qtr.
                                                        '97)          12.23%
                                                        --------------------
                                                        Lowest (3rd Qtr.
                                                        '98)          -4.60%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                           1 Year (6/28/96)(4)
         -----------------------------------------------------------------------
         Institutional Class                               11.56% 18.74%
         -----------------------------------------------------------------------
         Administrative Class                              11.26% 18.44%
         -----------------------------------------------------------------------
         S&P 500 Index(1)                                  21.04% 27.14%
         -----------------------------------------------------------------------
         S&P 500 and Lehman Aggregate Bond Index Blend(2)  12.00% 18.76%
         -----------------------------------------------------------------------
         Lipper Balanced Fund Avg(3)                        8.73% 14.35%
         -----------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an
                unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) The index used for the Fund is a static self-blended index consisting 60% of the S&P 500 Composite Stock Price Index and 40% of the Lehman Brothers Aggregate Bond Index. The Fund believes this self-blended index reflects the Fund's investment strategy more accurately than the S&P 500 Index. It is not possible to invest directly in the index.
            (3) The Lipper Balanced Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc., whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.
            (4) The Fund began operations on 6/28/96. Index comparisons began on 6/30/96.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                                Total Annual
                         Advisory and/or Service Other       Underlying       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Fund Expenses    Expenses(2)
         -----------------------------------------------------------------------------------
         Institutional   None     None           0.05%       0.57%            0.62%
         -----------------------------------------------------------------------------------
         Administrative  None     0.25%          0.05        0.57             0.87
         -----------------------------------------------------------------------------------

            (1) Other Expenses reflect a 0.05% Administrative Fee paid by the class.
            (2) Restated to reflect estimated expenses for the current fiscal year. Underlying Fund Expenses for the Fund are estimated based upon a 65%/35% allocation of the Fund's assets between the StocksPLUS and Total Return Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see the Fund Summaries of the Underlying Funds. Total Annual Fund Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Fund will incur. Actual Underlying Fund Expenses for the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be higher or lower than those shown above.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
         ---------------------------------------------------------------------
         Institutional   $66      $208           $362        $  810
         ---------------------------------------------------------------------
         Administrative   92       287            498         1,108
         ---------------------------------------------------------------------

                                                                   Prospectus 56

            PIMCO Convertible Fund                                  Ticker
                                                                    Symbols:
                                                                    PFCIX
                                                                    (Inst.
                                                                    Class)
                                                                    N/A
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Convertible          Caa to Aaa; maximum
and           total return,          securities           40% below Baa and
Strategies    consistent with                             10% below B
              prudent                Average Portfolio
              investment             Duration             Dividend Frequency
              management             N/A                  Declared and
                                                          distributed
                                                          quarterly

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of convertible securities. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

             The Fund invests primarily in investment grade debt securities, but may invest up to 40% of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's or CCC or higher by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may only invest up to 10% of its assets in convertible securities rated Caa or CCC or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 35% of its assets in common stock or in other Fixed Income Instruments.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, and may invest in asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .High Yield Risk       .Foreign Investment
              .Issuer Risk           .Derivatives Risk       Risk
              .Interest Rate Risk    .Liquidity Risk        .Currency Risk
              .Credit Risk           .Smaller Company Risk  .Leveraging Risk
                                                            .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance As the Fund commenced operations in April, 1999, it does not yet Information have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.


57  PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual                Net Fund
                         Advisory and/or Service Other       Fund Operating Expense      Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses       Reduction(2) Expenses
         -----------------------------------------------------------------------------------------
         Institutional   0.40%    None           0.29%       0.69%          (0.04)%      0.65%
         -----------------------------------------------------------------------------------------
         Administrative  0.40     0.25%          0.25        0.90            0.00        0.90
         -----------------------------------------------------------------------------------------

            (1) Other Expenses reflect a 0.25% Administrative Fee paid by each class and 0.04% organizational expenses paid by the Institutional Class.
            (2) PIMCO has contractually agreed, for the Fund's current fiscal year, to reduce Total Annual Fund Operating Expenses for the Institutional and Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 0.65% and 0.90%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
         --------------------------------------------------------------------------------------
         Institutional          $66                $217               $380                $855
         --------------------------------------------------------------------------------------
         Administrative          92                 287                498               1,108
         --------------------------------------------------------------------------------------

                                                                   Prospectus 58

            PIMCO StocksPLUS Fund                                   Ticker
                                                                    Symbols:
                                                                    PSTKX
                                                                    (Inst.
                                                                    Class)
                                                                    PPLAX
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks total            S&P 500 stock        B to Aaa; maximum
and           return which           index derivatives    10% below Baa
Strategies    exceeds that of        backed by a
              the S&P 500            portfolio of         Dividend Frequency
                                     short-term fixed     Declared and
                                     income securities    distributed
                                                          quarterly
                                     Average Portfolio
                                     Duration
                                     0-1 year

            The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

             The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

             Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor's Depositary Receipts.

             Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

--------------------------------------------------------------------------------
Principal   Under certain conditions, generally in a market where the value of
Risks       both S&P 500 derivatives and fixed income securities are
            declining, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Interest Rate Risk    .Mortgage Risk
              .Issuer Risk           .Liquidity Risk        .Leveraging Risk
              .Derivatives Risk      .Foreign Investment    .Management Risk
              .Credit Risk            Risk
                                     .Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (1/7/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
59

            Calendar Year Total Returns -- Institutional Class

                                                           More Recent Return
                                                           Information
                       [GRAPH]                             --------------------
                                                           1/1/00-6/30/00-0.64%
                    Annual Return

        94      95      96      97      98      99
       -----  ------  ------  ------  ------  ------       Highest and Lowest
       2.92%  40.52%  23.07%  32.85%  28.33%  20.13%       Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (4th Qtr.
                                                           '98)          21.45%
                                                           --------------------
                                                           Lowest (3rd Qtr.
                                                           '98)          -9.77%


                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                              1 Year   5 Years   (5/13/93)(3)
            -------------------------------------------------------------------
         Institutional Class                  20.13%   28.78%    23.09%
            -------------------------------------------------------------------
         Administrative Class                 19.62%   28.36%    22.71%
            -------------------------------------------------------------------
         S&P 500 Index(1)                     21.04%   28.56%    22.38%
            -------------------------------------------------------------------
         Lipper Large Cap Fund Average(2)     22.29%   25.53%    19.90%
            -------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an
                unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Large Cap Core Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a 3 year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges.
            (3) The Fund began operations on 5/13/93. Index comparisons began on 4/30/93.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.40%    None           0.25%       0.65%
            ------------------------------------------------------------------
         Administrative  0.40     0.25%          0.25        0.90
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $66      $208           $362         $810
            ------------------------------------------------------------------
         Administrative   92       287            498        1,108
            ------------------------------------------------------------------

                                                                   Prospectus 60

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Interest    As interest rates rise, the value of fixed income securities held
Rate Risk   by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit      A Fund could lose money if the issuer or guarantor of a fixed
Risk        income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.


High        Funds that invest in high yield securities and unrated securities
Yield       of similar credit quality (commonly known as "junk bonds") may be
Risk        subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell these securities (liquidity risk).

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may decline for a number of reasons which
Risk        directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Liquidity   Liquidity risk exists when particular investments are difficult to
Risk        purchase or sell. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

61 PIMCO Funds: Pacific Investment Management Series

Derivatives Derivatives are financial contracts whose value depends on, or is
Risk derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage    A Fund that purchases mortgage-related securities is subject to
Risk        certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign     A Fund that invests in foreign securities may experience more
(Non-       rapid and extreme changes in value than a Fund that invests
U.S.)       exclusively in securities of U.S. companies. The securities
Investment  markets of many foreign countries are relatively small, with a
Risk        limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
            issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
            standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risk        in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency    Funds that invest directly in foreign currencies or in securities
Risk        that trade in, and receive revenues in, foreign (non-U.S.)
            currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

                                                                   Prospectus

             Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer      Focusing investments in a small number of issuers, industries or
Non-        foreign currencies increases risk. Funds that are "non-
Diversi-    diversified" may invest a greater percentage of their assets in
fication    the securities of a single issuer (such as bonds issued by a
Risk        particular state) than Funds that are "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging  Certain transactions may give rise to a form of leverage. Such
Risk transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.

Smaller     The general risks associated with fixed income securities are
Company     particularly pronounced for securities issued by companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California  A Fund that concentrates its investments in California municipal
State-      bonds may be affected significantly by economic, regulatory or
Specific    political developments affecting the ability of California issuers
Risk        to pay interest or repay principal. Provisions of the California
            Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, its does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

  PIMCO Funds: Pacific Investment Management Series
63

New York    A Fund that concentrates its investments in New York municipal
State-      bonds may be affected significantly by economic, regulatory or
Specific    political developments affecting the ability of New York issuers
Risk        to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.


Allocation  The Strategic Balanced Fund's investment performance depends upon
Risk how its assets are allocated and reallocated between the Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. A principal risk of investing in the Fund is that PIMCO will make less than optimal or poor asset allocation decisions. PIMCO attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that PIMCO's allocation techniques will produce the desired results. It is possible that PIMCO will focus on an Underlying Fund that performs poorly or underperforms other Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Underlying  Because the Strategic Balanced Fund invests all of its assets in
Fund        Underlying Funds, the risks associated with investing in the Fund
Risks       are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

             The Strategic Balanced Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund's investment in a particular Underlying Fund normally will exceed 25% of its assets. Because the Fund invests a significant portion of its assets in each Underlying Fund, it will be particularly sensitive to the risks associated with each of the Underlying Funds.

            Management of the Funds

Investment  PIMCO serves as the investment adviser and the administrator
Adviser     (serving in its capacity as administrator, the "Administrator")
and Ad-     for the Funds. Subject to the supervision of the Board of
ministrator Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO is located at 840 Newport Center Drive, Newport Beach,
            California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2000, PIMCO had approximately $199.3 billion in assets under management.

                                                                   Prospectus 64

Advisory    Each Fund, except the Strategic Balanced Fund, pays PIMCO fees in
Fees        return for providing investment advisory services. For the fiscal year ended March 31, 2000, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

         Fund                                             Advisory Fees
         ----------------------------------------------------------------------
         Money Market Fund                                    0.15%
         Short Duration Municipal Income Fund                 0.20%
         Short-Term, Low Duration, Low Duration II, Low
          Duration III, GNMA, Moderate Duration, Real
          Return Bond, Total Return, Total Return II,
          Total Return III, Total Return Mortgage, High
          Yield, Long-Term U.S. Government, Municipal
          Bond, California Intermediate Municipal Bond,
          New York Municipal Bond, Global Bond, Global
          Bond II, and Foreign Bond Funds                     0.25%
         Strategic Balanced*, Convertible and StocksPLUS
          Funds                                               0.40%
         Emerging Markets Bond Fund                           0.45%

            -------

            *Effective September 29, 2000, the advisory fee for the Strategic
             Balanced Fund is equal to an annual rate of 0.00%.

             The Investment Grade Corporate Bond, Long Duration and California
            Municipal Bond Funds were not operational during the fiscal year ended March 31, 2000. The investment advisory fees for the Investment Grade Corporate Bond, Long Duration, and California Municipal Bond Funds are at an annual rate of 0.25%, based upon the average daily net assets of the Fund.

Adminis-    Each Fund pays for the administrative services it requires under a
trative     fee structure which is essentially fixed. Institutional and
Fees        Administrative Class shareholders of each Fund pay an
            administrative fee to PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

             For the fiscal year ended March 31, 2000, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):

         Fund                                              Administrative Fees
         ---------------------------------------------------------------------
         Low Duration and Total Return Funds                      0.18%
         Short Duration Municipal Income Fund                     0.19%
         Money Market, Short-Term and Moderate Duration
          Funds                                                   0.20%
         California Intermediate Municipal Bond and New
          York Municipal Bond Funds                               0.24%
         Low Duration II, Low Duration III, GNMA, Real
          Return Bond, Total Return II, Total Return III,
          Total Return Mortgage, High Yield, Long-Term
          U.S. Government, Municipal Bond, Foreign Bond,
          Strategic Balanced*, Convertible and StocksPLUS
          Funds                                                   0.25%
         Global Bond and Global Bond II Funds                     0.30%
         Emerging Markets Bond Fund                               0.40%

            -------

            *Effective September 29, 2000, the administrative fee for the
             Strategic Balanced Fund is equal to an annual rate of 0.05%.

             The Investment Grade Corporate Bond, Long Duration and California
            Municipal Bond Funds were not operational during the fiscal year ended March 31, 2000. The administrative fees for the Investment Grade Corporate Bond, Long Duration and California Municipal Bond Funds are at an annual rate of 0.25%, 0.25% and 0.24%, respectively, based upon the average daily net assets of the Fund.


Strategic   Effective September 29, 2000, the Strategic Balanced Fund does not
Balanced    pay any fees to PIMCO under the Trust's investment advisory
Fund Fees   agreement in return for the advisory and asset allocation services provided by PIMCO. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.

             The Fund pays administrative fees to PIMCO at an annual rate of
            0.05% based on the average daily net assets attributable in the aggregate to the Fund's Institutional Class and Administrative Class shares. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests.

65 PIMCO Funds: Pacific Investment Management Series

             The expenses associated with investing in a "fund of funds," such as the Fund, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expense charged at the underlying fund level.

             The Strategic Balanced Fund is structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

            . The Fund does not pay any fees for asset allocation or advisory services under the Trust's investment advisory agreement.

            . The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

             PIMCO has broad discretion to allocate and reallocate the Fund's assets among the Underlying Funds consistent with the Fund's investment objective and policies and asset allocation targets and ranges. Although PIMCO does not charge an investment advisory fee for its asset allocation services, PIMCO indirectly receives fees (including investment advisory and administrative fees) from the Underlying Funds in which the Fund invests. In this regard, PIMCO has a financial incentive to invest the Fund's assets in Underlying Funds with higher fees than other Funds, even if it believes that alternate investments would better serve the Fund's investment program. PIMCO is legally obligated to disregard that incentive in making asset allocation decisions for the Fund. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds of the Trust.

                                                                   Prospectus 66

Individual  The following individuals have primary responsibility for managing
Portfolio   each of the noted Funds.
Managers

                                                               Recent Professional
         Fund                      Portfolio Manager    Since  Experience
         ------------------------------------------------------------------------------
         Money Market              Paul A. McCulley     11/99  Executive Vice
         Short-Term                                      8/99  President, PIMCO. He has
                                                               managed fixed income
                                                               assets since joining
                                                               PIMCO in 1999. Prior to
                                                               joining PIMCO, Mr.
                                                               McCulley was associated
                                                               with Warburg Dillon Read
                                                               as a Managing Director
                                                               from 1992-1999 and Head
                                                               of Economic and Strategy
                                                               Research for the
                                                               Americas from 1995-1999,
                                                               where he managed macro
                                                               research world-wide.

         Low Duration              William H. Gross      5/87* Managing Director, Chief
         Low Duration II                                11/91* Investment Officer and a
         Low Duration III                               12/96* founding partner of
         Moderate Duration                              12/96* PIMCO. He leads a team
         Total Return                                    5/87* which manages the
         Total Return II                                12/91* Moderate Duration,
         Total Return III                                5/91* Strategic Balanced and
         Strategic Balanced                              1/98  StocksPLUS Funds.
         StocksPLUS                                      1/98

         GNMA                      Scott A. Mather       9/00  Executive Vice
                                                               President, PIMCO. He
                                                               joined PIMCO as a
                                                               Portfolio Manager in
                                                               1998. Prior to that he
                                                               was a bond trader at
                                                               Goldman Sachs & Co.,
                                                               where he specialized in
                                                               mortgage-backed
                                                               securities.

         Total Return Mortgage     W. Scott Simon        4/00  Executive Vice
                                                               President, PIMCO. He
                                                               joined PIMCO as a
                                                               Portfolio Manager in
                                                               2000. Prior to that, he
                                                               was a Senior Managing
                                                               Director and co-head of
                                                               mortgage-backed security
                                                               pass-through trading at
                                                               Bear Stearns & Co.

         Real Return Bond          John B. Brynjolfsson  1/97* Executive Vice
                                                               President, PIMCO. He
                                                               joined PIMCO as a
                                                               Portfolio Manager in
                                                               1989, and has managed
                                                               fixed income accounts
                                                               for various
                                                               institutional clients
                                                               and funds since 1992.

         Long-Term U.S. Government James M. Keller       4/00  Executive Vice
         Long Duration                                    **   President, PIMCO. He
                                                               joined PIMCO as a
                                                               Portfolio Manager in
                                                               1996, and has managed
                                                               fixed income accounts
                                                               for various
                                                               institutional clients
                                                               since that time.

         Investment Grade          Chris P. Dialynas     4/00* Managing Director,
          Corporate Bond                                       PIMCO. He is a Portfolio
                                                               Manager and a senior
                                                               member of PIMCO's
                                                               investment strategy
                                                               group, and has been
                                                               associated with PIMCO
                                                               since 1980.

         High Yield                Benjamin L. Trosky   12/92* Managing Director,
                                                               PIMCO. He joined PIMCO
                                                               as a Portfolio Manager
                                                               in 1990, and has managed
                                                               fixed income accounts
                                                               for various
                                                               institutional clients
                                                               and funds since that
                                                               time.

         Short Duration            Mark V. McCray        4/00  Senior Vice President,
          Municipal Income                                     PIMCO. He joined PIMCO
         Municipal Bond                                  4/00  as a Portfolio Manager
         California Intermediate                         4/00  in 2000. Prior to that,
          Municipal Bond                                       he was a bond trader
         California                                      5/00* from 1992-1999 at
          Municipal Bond                                       Goldman Sachs & Co.
         New York                                        4/00  where he was appointed
          Municipal Bond                                       Vice President in 1996
                                                               and named co-head of
                                                               municipal bond trading
                                                               in 1997 with
                                                               responsibility for the
                                                               firm's proprietary
                                                               account and supervised
                                                               municipal bond traders.

         Global Bond               Lee R. Thomas, III    7/95  Managing Director and
         Global Bond II                                 10/95* Senior International
         Foreign Bond                                    7/95  Portfolio Manager,
                                                               PIMCO. He joined PIMCO
                                                               as a Portfolio Manager
                                                               in 1995, and has managed
                                                               fixed income accounts
                                                               for various
                                                               institutional clients
                                                               and funds since that
                                                               time.

         Emerging Markets Bond     Mohamed A. El-Erian   8/99  Managing Director,
                                                               PIMCO. He joined PIMCO
                                                               as a Portfolio Manager
                                                               in 1999. Prior to
                                                               joining PIMCO, he was a
                                                               Managing Director from
                                                               1998-1999 for Salomon
                                                               Smith Barney/Citibank,
                                                               where he was head of
                                                               emerging markets
                                                               research. Prior to that
                                                               he was associated with
                                                               the International
                                                               Monetary Fund as a
                                                               Deputy Director and
                                                               Advisor from 1983-1998.

         Convertible               Sandra K. Durn        4/99* Senior Vice President,
                                                               PIMCO. She joined PIMCO
                                                               as a Portfolio Manager
                                                               in 1999. Prior to
                                                               joining PIMCO in 1999,
                                                               she was associated with
                                                               Nicholas-Applegate
                                                               Capital Management where
                                                               she was a Convertible
                                                               Securities Portfolio
                                                               Manager from 1995-1999.


         -------
         * Since inception of the Fund.
         **Fund has not commenced operation as of the date of this prospectus.

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors L.P. The Distributor, located at 2187 Atlantic Street, Stamford CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.


67 PIMCO Funds: Pacific Investment Management Series

            Investment Options--
            Institutional Class and Administrative Class Shares

            The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this prospectus.

             The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. Administrative Class shares are subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

              . Service and Distribution (12b-1) Fees--Administrative Class
            Shares. The Trust has adopted an Administrative Services Plan for the Administrative Class shares of each Fund. It has also adopted a Distribution Plan for the Administrative Class shares of each Fund. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

             Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

             In combination, the Plans permit a Fund to make total
            reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

              . Arrangements with Service Agents. Institutional Class and
            Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

                                                                   Prospectus 68

            Purchases, Redemptions and Exchanges

Purchasing  Investors may purchase Institutional Class and Administrative
Shares Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee.

             Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

             Administrative Class shares are offered primarily through
            employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

             Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

              . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

             The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

             The investment minimums discussed in this section and the
            limitations set forth below do not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

              . Timing of Purchase Orders and Share Price Calculations. A
            purchase order received by the Trust's transfer agent, National Financial Data Services ("Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's NAV. An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

              . Initial Investment. Investors may open an account by
            completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

69 PIMCO Funds: Pacific Investment Management Series

             Except as described below, an investor may purchase Institutional
            Class and Administrative Class shares only by wiring federal funds to the Trust's Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

             An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

              . Additional Investments. An investor may purchase additional
            Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

              . Other Purchase Information. Purchases of a Fund's
            Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

             The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

             An investor should invest in the Funds for long-term investment purposes only. The Trust and PIMCO each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

             Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

             Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

              . Retirement Plans. Shares of the Funds are available for
            purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the

                                                                   Prospectus 70
            plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming     . Redemptions by Mail. An investor may redeem (sell)
Shares Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

              . Redemptions by Telephone or Other Wire Communication. An
            investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

             In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone, or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

             Shareholders may decline telephone exchange or redemption
            privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile, e-mail or overnight courier.

             Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

71 PIMCO Funds: Pacific Investment Management Series

              . Timing of Redemption Requests and Share Price Calculations. A
            redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name, and must be executed or initiated by the appropriate signatories.

              . Other Redemption Information. Redemption proceeds will
            ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

             For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

             Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

             The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Exchange    An investor may exchange Institutional Class or Administrative
Privilege   Class shares of a Fund for shares of the same class of any other
            Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-
            4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds: Multi-Manager Series, an affiliated mutual fund family composed primarily of equity portfolios

                                                                   Prospectus 72
            managed by PIMCO Advisors and its subsidiaries. Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds at the same address and telephone number as the Trust.

             An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. An exchange order is treated the same for tax purposes as a redemption followed by a purchase and may result in a capital gain or loss, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Institutional and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             Except for the Money Market Fund, for purposes of calculating
            NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             The Money Market Fund's securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets

73 PIMCO Funds: Pacific Investment Management Series
            outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

             Under certain circumstances, the per share NAV of the
            Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the distribution fees applicable to Administrative Class shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

                                              Declared Daily
                                                 and Paid     Declared and
         Fund                                    Monthly     Paid Quarterly
         ------------------------------------------------------------------
         Fixed Income Funds                         .
         ------------------------------------------------------------------
         Strategic Balanced, Convertible and
          StocksPLUS Funds                                         .
         ------------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

                                                                   Prospectus 74

            Tax Consequences

              . Taxes on Fund Distributions. A shareholder subject to U.S.
            federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

             Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

              . Taxes on Redemption or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

              . A Note on the Real Return Bond Fund. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

              . A Note on the Municipal Funds. Dividends paid to shareholders of the Municipal Funds and derived from Municipal Bond interest are expected to be designated by the Funds as "exempt-interest dividends" and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for "exempt-interest dividends" from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes although the California Intermediate Municipal Bond Fund, the California Municipal Bond Fund, and the New York Municipal Bond Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in the respective state. Each Municipal Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. The interest on "private activity" bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, for shareholders that are subject to the alternative minimum tax, income derived from "private activity" bonds will not be exempt from federal income tax. The Municipal Funds seek to produce income that is generally exempt from federal income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to federal income tax. Further, the California Intermediate Municipal Bond, the California Municipal Bond, and the New York Municipal Bond Funds seek

75 PIMCO Funds: Pacific Investment Management Series
            to produce income that is generally exempt from the relevant state's income tax and will not benefit individuals that are not subject to that state's income tax.

              . A Note on the Strategic Balanced Fund. The Strategic Balanced
            Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders. See "Taxation--Distributions" in the Statement of Additional Information.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of
            Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

             The Strategic Balanced Fund invests its assets in shares of the
            Underlying Funds, and as such does not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the Strategic Balanced Fund is directly related to the investment performance of the Underlying Funds in which it invests, the risks of investing in the Strategic Balanced Fund are closely related to the risks associated with the Underlying Funds and their investments in the securities described below.

Securities  Most of the Funds in this prospectus seek maximum total return.
Selection   The total return sought by a Fund consists of both income earned on a Fund's investments and capital appreciation, if any, arising from increases in the market value of a Fund's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

             In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

             PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will
                                                                   Prospectus 76
            shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

             With respect to the Strategic Balanced Fund, PIMCO will purchase shares of the StocksPLUS and Total Return Funds according to the Strategic Balanced Fund's equity/fixed income allocation ranges. PIMCO does not purchase shares of the Underlying Funds according to any predetermined formula, but rather decides how to allocate the Fund's investments based upon PIMCO's methodology for forecasting stages in the business cycle, and the potential risk and reward of equity and fixed income investments at specific stages of the business cycle. In addition to purchasing shares of the StocksPLUS and Total Return Funds, PIMCO may in the future invest in additional funds in the PIMCO fund family without shareholder approval.

U.S.        U.S. Government Securities are obligations of, or guaranteed by,
Government the U.S. Government, its agencies or government-sponsored Securities enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal   Municipal bonds are generally issued by states and local
Bonds       governments and their agencies, authorities and other
            instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

Mortgage-   Each Fund may invest in mortgage- or other asset-backed
Related     securities. Except for the Money Market, Short Duration Municipal
and Other   Income, Municipal Bond, California Intermediate Municipal Bond,
Asset-      California Municipal Bond, New York Municipal Bond, and
Backed      Convertible Funds, each Fund may invest all of its assets in such
Securities  securities. Mortgage-related securities include mortgage pass-
            through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

             The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

             One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. A Fund may not invest more than 5% of its assets in any combination of IO, PO, or inverse floater securities. The Funds may invest in other asset-backed securities that have been offered to investors.

77 PIMCO Funds: Pacific Investment Management Series

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Loan        Certain Funds may invest in fixed- and floating-rate loans, which
Partici-    investments generally will be in the form of loan participations
pations     and assignments of portions of such loans. Participations and
and         assignments involve special types of risk, including credit risk,
Assignments interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate   Corporate debt securities are subject to the risk of the issuer's
Debt        inability to meet principal and interest payments on the
Securities  obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High        Securities rated lower than Baa by Moody's or lower than BBB by S&P
Yield       are sometimes referred to as "high yield" or "junk" bonds. Investing
Securities  in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

              . Credit Ratings and Unrated Securities. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable    Variable and floating rate securities provide for a periodic
and         adjustment in the interest rate paid on the obligations. Each Fund
Floating    may invest in floating rate debt instruments ("floaters") and
Rate        (except the Money Market Fund) engage in credit spread trades.
Securities  While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund (except the Money Market
            Fund) may also invest in inverse floating rate debt instruments
            ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
            A Fund may not invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

Inflation-  Inflation-indexed bonds are fixed income securities whose
Indexed     principal value is periodically adjusted according to the rate of
Bonds       inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
            Repayment of the original bond principal upon maturity (as

                                                                   Prospectus 78
            adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

             The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-      Each Fund (except the Money Market Fund) may invest in "event-
Linked      linked bonds," which are fixed income securities for which the
Bonds       return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.
            An extension of maturity may increase volatility. Event-linked bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Convertible Each Fund may invest in convertible securities. Convertible
and         securities are generally preferred stocks and other securities,
Equity      including fixed income securities and warrants, that are
Securities  convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

             While the Fixed Income Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

             Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Foreign     Investing in foreign securities involves special risks and
(Non-       considerations not typically associated with investing in U.S.
U.S.)       securities. Shareholders should consider carefully the substantial
Securities  risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of

79 PIMCO Funds: Pacific Investment Management Series
            inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

             Certain Funds also may invest in sovereign debt issued by
            governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

               .  Emerging Market Securities. The Emerging Markets Bond Fund
            invests primarily in securities of issuers based in countries with developing (or "emerging market") economies, while the Short-Term, Low Duration and Low Duration III Funds may invest up to 5% of their assets in such securities and each remaining Fund that may invest in foreign securities may invest up to 10% of its assets in such securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging markets securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Each Fund (except the Low Duration II, Total Return II, Long-Term
            U.S. Government, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign     A Fund that invests directly in foreign currencies or in
(Non-       securities that trade in, or receive revenues in, foreign
U.S.)       currencies will be subject to currency risk. Foreign currency
Currencies  exchange rates may fluctuate significantly over
                                                                   Prospectus 80
            short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

              . Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements and dollar
Repurchase rolls, subject to a Fund's limitations on borrowings. A reverse Agreements, repurchase agreement or dollar roll involves the sale of a
Dollar      security by a Fund and its agreement to repurchase the instrument
Rolls and   at a specified time and price, and may be considered a form of
Other       borrowing for some purposes. A Fund will segregate assets
Borrowings  determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

             Each Fund may borrow money to the extent permitted under the
            Investment Company Act of 1940 ("1940 Act"), as amended. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.


Derivatives Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and

81 PIMCO Funds: Pacific Investment Management Series
            may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. Each Fund (except the Money Market Fund) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk. Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leverage Risk. Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

                                                                   Prospectus 82

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed     The Funds (except the Money Market and Municipal Bond Funds) may
Funding     also enter into, or acquire participations in, delayed funding
Loans and   loans and revolving credit facilities, in which a lender agrees to
Revolving   make loans up to a maximum amount upon demand by the borrower
Credit      during a specified term. These commitments may have the effect of
Facilities  requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment  of loss if the value of the securities declines prior to the
Trans-      settlement date. This risk is in addition to the risk that the
actions     Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment  The Strategic Balanced Fund invests substantially all of its
in Other    assets in other investment companies. Each other Fund may invest
Investment  up to 10% of its assets in securities of other investment
Companies   companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

             Subject to the restrictions and limitations of the 1940 Act, each
            Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale.
            Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid    Each Fund may invest up to 15% (10% in the case of the Money
Securities  Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction

83 PIMCO Funds: Pacific Investment Management Series
            costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio   The length of time a Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
            Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).
            The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

             With respect to the Strategic Balanced Fund, PIMCO does not expect to reallocate the Fund's assets among the Underlying Funds on a frequent basis so the portfolio turnover rate for the Fund is expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Fund indirectly bears the expenses associated with portfolio turnover of the Underlying Funds, which may have fairly high portfolio turnover rates (i.e., in excess of 100%). Shareholders in the Fund may also bear expenses directly or indirectly through sales of securities held by the Fund and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term capital gains taxed at ordinary income tax rates when distributed to shareholders who are individuals.

Temporary   For temporary or defensive purposes, each Fund may invest without
Defensive   limit in U.S. debt securities, including taxable securities and
Strategies  short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes     The investment objective of the Global Bond Fund II may be changed
in          by the Board of Trustees without shareholder approval. The
Investment investment objective of each other Fund is fundamental and may not Objectives be changed without shareholder approval. Unless otherwise stated,
and         all other investment policies of the Funds may be changed by the
Policies    Board of Trustees without shareholder approval.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

                                                                   Prospectus 84

            Financial Highlights

            The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Money Market Fund
 Institutional Class
 03/31/2000               $ 1.00     $0.05(a)      $ 0.00 (a)    $0.05       $(0.05)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                 1.00      0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1998                 1.00      0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1997                 1.00      0.05           0.00         0.05        (0.05)       0.00          0.00          0.00
 11/01/1995 - 03/31/1996    1.00      0.02           0.00         0.02        (0.02)       0.00          0.00          0.00
 Administrative Class
 03/31/2000                 1.00      0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1999                 1.00      0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1998                 1.00      0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1997                 1.00      0.05           0.00         0.05        (0.05)       0.00          0.00          0.00
 11/01/1995 - 03/31/1996    1.00      0.02           0.00         0.02        (0.02)       0.00          0.00          0.00
Short-Term Fund
 Institutional Class
 03/31/2000               $10.03     $0.59(a)      $(0.08)(a)    $0.51       $(0.59)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.06      0.57(a)       (0.02)(a)     0.55        (0.57)       0.00          0.00         (0.01)
 03/31/1998                10.00      0.62(a)        0.06 (a)     0.68        (0.60)      (0.01)        (0.01)         0.00
 03/31/1997                 9.92      0.61           0.08         0.69        (0.59)      (0.02)         0.00          0.00
 03/31/1996                 9.79      0.69           0.12         0.81        (0.65)      (0.03)         0.00          0.00
 Administrative Class
 03/31/2000                10.03      0.57(a)       (0.09)(a)     0.48        (0.56)       0.00          0.00          0.00
 03/31/1999                10.06      0.54(a)       (0.02)(a)     0.52        (0.54)       0.00          0.00         (0.01)
 03/31/1998                10.00      0.59(a)        0.07 (a)     0.66        (0.58)      (0.01)        (0.01)         0.00
 03/31/1997                 9.92      0.58           0.08         0.66        (0.57)      (0.01)         0.00          0.00
 02/01/1996 - 03/31/1996    9.98      0.11          (0.07)        0.04        (0.10)       0.00          0.00          0.00
Low Duration Fund
 Institutional Class
 03/31/2000               $10.10     $0.64(a)      $(0.29)(a)    $0.35       $(0.63)     $(0.01)       $ 0.00        $ 0.00
 03/31/1999                10.18      0.65(a)       (0.02)(a)     0.63        (0.65)       0.00         (0.01)        (0.05)
 03/31/1998                 9.98      0.65(a)        0.23 (a)     0.88        (0.63)      (0.02)        (0.03)         0.00
 03/31/1997                 9.95      0.64           0.03         0.67        (0.63)      (0.01)         0.00          0.00
 03/31/1996                 9.76      0.66           0.21         0.87        (0.68)       0.00          0.00          0.00
 Administrative Class
 03/31/2000                10.10      0.61(a)       (0.29)(a)     0.32        (0.60)      (0.01)         0.00          0.00
 03/31/1999                10.18      0.62(a)       (0.02)(a)     0.60        (0.62)       0.00         (0.01)        (0.05)
 03/31/1998                 9.98      0.63(a)        0.22 (a)     0.85        (0.60)      (0.02)        (0.03)         0.00
 03/31/1997                 9.95      0.62           0.03         0.65        (0.60)      (0.02)         0.00          0.00
 03/31/1996                 9.76      0.63           0.21         0.84        (0.65)       0.00          0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.

85  PIMCO Funds: Pacific Investment Management Series

                                                                   Ratio of Net
Tax Basis                Net Asset        Net Assets  Ratio of      Investment
 Return                    Value             End     Expenses to    Income to   Portfolio
   of          Total        End    Total  of Period    Average       Average    Turnover
 Capital   Distributions of Period Return   (000's)  Net Assets     Net Assets    Rate
-----------------------------------------------------------------------------------------
  $0.00       $(0.05)     $ 1.00    5.21% $  305,016    0.35%          5.04%       N/A
   0.00        (0.05)       1.00    5.14     322,290    0.35           4.85        N/A
   0.00        (0.05)       1.00    5.40      55,335    0.35           5.29        N/A
   0.00        (0.05)       1.00    5.19      23,497    0.40           5.08        N/A
   0.00        (0.02)       1.00    2.58      25,935    0.33+          5.44+       N/A
   0.00        (0.05)       1.00    4.96       9,791    0.60           4.79        N/A
   0.00        (0.05)       1.00    4.93       9,273    0.60           4.44        N/A
   0.00        (0.05)       1.00    5.12         749    0.60           5.04        N/A
   0.00        (0.05)       1.00    4.94          12    0.66           4.83        N/A
   0.00        (0.02)       1.00    2.47          10    0.61+          5.95+       N/A
  $0.00       $(0.59)     $ 9.95    5.19% $  589,203    0.64% (c)      5.88%        38%
   0.00        (0.58)      10.03    5.63     495,752    0.45           5.66         47
   0.00        (0.62)      10.06    7.06     172,846    0.45           6.12         48
   0.00        (0.61)      10.00    7.12     156,515    0.47           6.12         77
   0.00        (0.68)       9.92    8.49     101,797    0.58           6.86        215
   0.00        (0.56)       9.95    4.91      15,137    0.89  (e)      5.67         38
   0.00        (0.55)      10.03    5.39       3,769    0.70           5.37         47
   0.00        (0.60)      10.06    6.80       5,147    0.70           5.86         48
   0.00        (0.58)      10.00    6.86       4,513    0.72           5.87         77
   0.00        (0.10)       9.92    0.41       3,999    0.52+          4.44+       215
  $0.00       $(0.64)     $ 9.81    3.56% $3,440,455    0.51% (b)      6.40%        82%
   0.00        (0.71)      10.10    6.35   3,367,438    0.43           6.36        245
   0.00        (0.68)      10.18    9.00   2,759,531    0.43           6.39        309
   0.00        (0.64)       9.98    6.97   2,797,001    0.43           6.46        240
   0.00        (0.68)       9.95    9.13   2,677,574    0.42           6.88        209
   0.00        (0.61)       9.81    3.30%    118,874    0.75  (d)      6.13         82
   0.00        (0.68)      10.10    6.09     128,212    0.68           6.09        245
   0.00        (0.65)      10.18    8.73      46,186    0.68           6.16        309
   0.00        (0.62)       9.98    6.71      23,564    0.68           6.21        240
   0.00        (0.65)       9.95    8.83       2,536    0.69           6.73        209

-------
+ Annualized.
(b) Ratio of expenses to average net assets excluding interest expense is 0.43%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.45%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.68%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.70%.

                                                                   Prospectus 86

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Low Duration Fund II
 Institutional Class
 03/31/2000               $ 9.95     $0.58(a)      $(0.27)(a)    $0.31       $(0.57)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.00      0.58(a)        0.00 (a)     0.58        (0.58)       0.00          0.00         (0.05)
 03/31/1998                 9.81      0.22(a)        0.59 (a)     0.81        (0.56)      (0.04)        (0.02)         0.00
 03/31/1997                 9.82      0.62          (0.03)        0.59        (0.58)      (0.02)         0.00          0.00
 03/31/1996                 9.77      0.66           0.04         0.70        (0.60)      (0.03)         0.00          0.00
 Administrative Class
 03/31/2000                 9.95      0.52(a)       (0.23)(a)     0.29        (0.55)       0.00          0.00          0.00
 03/31/1999                10.00      0.56(a)        0.00 (a)     0.56        (0.56)       0.00          0.00         (0.05)
 02/02/1998 - 03/31/1998   10.03      0.14(a)       (0.08)(a)     0.06        (0.08)      (0.01)         0.00          0.00
Low Duration Fund III
 Institutional Class
 03/31/2000               $ 9.98     $0.61(a)      $(0.32)(a)    $0.29       $(0.61)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.05      0.60(a)        0.00 (a)     0.60        (0.60)       0.00          0.00         (0.07)
 03/31/1998                 9.91      0.53(a)        0.24 (a)     0.77        (0.60)       0.00         (0.03)         0.00
 12/31/1996 - 03/31/1997   10.00      0.15          (0.09)        0.06        (0.15)       0.00          0.00          0.00
 Administrative Class
 03/31/2000                 9.98      0.57(a)       (0.31)        0.26        (0.58)       0.00          0.00          0.00
 03/19/1999 - 03/31/1999    9.97      0.02           0.01         0.03        (0.02)       0.00          0.00          0.00
GNMA Fund
 Institutional Class
 03/31/2000               $10.01     $0.62(a)      $(0.12)(a)    $0.50       $(0.62)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.13      0.64(a)       (0.08)(a)     0.56        (0.64)       0.00          0.00         (0.04)
 07/31/1997 - 03/31/1998   10.00      0.43(a)        0.14 (a)     0.57        (0.42)       0.00         (0.02)         0.00
Moderate Duration Fund
 Institutional Class
 03/31/2000               $ 9.94     $0.60(a)      $(0.42)(a)    $0.18       $(0.58)     $(0.02)       $ 0.00        $ 0.00
 03/31/1999                10.14      0.60(a)        0.07 (a)     0.67        (0.60)       0.00         (0.11)        (0.16)
 03/31/1998                 9.83      0.38(a)        0.56 (a)     0.94        (0.60)       0.00         (0.03)         0.00
 12/31/1996 - 03/31/1997   10.00      0.15          (0.17)       (0.02)       (0.15)       0.00          0.00          0.00
Real Return Bond Fund
 Institutional Class
 03/31/2000               $ 9.83     $0.68(a)      $ 0.11 (a)    $0.79       $(0.68)     $ 0.00        ($0.02)       $ 0.00
 03/31/1999                 9.77      0.51(a)        0.10 (a)     0.61        (0.48)      (0.07)         0.00          0.00
 03/31/1998                 9.93      0.44(a)        0.05 (a)     0.49        (0.48)      (0.03)        (0.14)         0.00
 01/29/1997 - 03/31/1997    9.92      0.11          (0.02)        0.09        (0.08)       0.00          0.00          0.00
Total Return Fund
 Institutional Class
 03/31/2000               $10.36     $0.63(a)      $(0.40)(a)    $0.23       $(0.60)     $(0.03)       $ 0.00        $ 0.00
 03/31/1999                10.62      0.63(a)        0.16 (a)     0.79        (0.63)       0.00         (0.24)        (0.18)
 03/31/1998                10.27      0.64(a)        0.62 (a)     1.26        (0.62)      (0.02)        (0.27)         0.00
 03/31/1997                10.29      0.68          (0.02)        0.66        (0.66)      (0.02)         0.00          0.00
 03/31/1996                10.02      0.81           0.29         1.10        (0.61)      (0.10)        (0.12)         0.00
 Administrative Class
 03/31/2000                10.36      0.61(a)       (0.41)(a)     0.20        (0.58)      (0.02)         0.00          0.00
 03/31/1999                10.62      0.61(a)        0.16 (a)     0.77        (0.61)       0.00         (0.24)        (0.18)
 03/31/1998                10.27      0.61(a)        0.63 (a)     1.24        (0.60)      (0.02)        (0.27)         0.00
 03/31/1997                10.29      0.66(a)       (0.02)(a)     0.64        (0.64)      (0.02)         0.00          0.00
 03/31/1996                10.01      0.80           0.29         1.09        (0.60)      (0.09)        (0.12)         0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.

87  PIMCO Funds: Pacific Investment Management Series

                                                                       Ratio of Net
Tax Basis                Net Asset          Net Assets   Ratio of       Investment
 Return                    Value                End     Expenses to     Income to   Portfolio
   of          Total        End    Total     of Period    Average        Average    Turnover
 Capital   Distributions of Period Return     (000's)   Net Assets      Net Assets    Rate
---------------------------------------------------------------------------------------------
 $ 0.00       $(0.57)      $9.69    3.28%   $   467,997    0.57% (g)       5.88%       117%
   0.00        (0.63)       9.95    5.89        414,463    0.57  (c)       5.79        322
   0.00        (0.62)      10.00    8.29        401,204    0.50            5.98        335
   0.00        (0.60)       9.81    6.33        339,375    0.51            6.31        237
  (0.02)       (0.65)       9.82    7.30        253,299    0.48            6.61        225
   0.00        (0.55)       9.69    3.01             71    1.17  (d)       5.30        117
   0.00        (0.61)       9.95    5.63         22,594    0.85  (d)       5.47        322
   0.00        (0.09)      10.00    0.58             56    0.75+           8.53+       335
 $ 0.00       $(0.61)      $9.66    2.98%   $    32,349    0.55% (c)       6.20%        87%
   0.00        (0.67)       9.98    6.10         26,549    0.50            5.94        167
   0.00        (0.63)      10.05    7.93         23,896    0.50            5.98        307
   0.00        (0.15)       9.91    0.58         10,056    0.49+           6.00+       155
   0.00        (0.58)       9.66    2.71             10    0.82  (d)       5.79         87
   0.00        (0.02)       9.98    0.15              6    0.75            6.42        167
 $ 0.00       $(0.62)      $9.89    5.16%   $     4,308    1.60% (e)       6.23%       952%
   0.00        (0.68)      10.01    5.71          4,119    2.37  (e)       6.35        198
   0.00        (0.44)      10.13    5.86          3,748    1.81+ (c)       6.30+       486
 $ 0.00       $(0.60)      $9.52    1.86%   $   387,126    0.47%           6.16%       129%
   0.00        (0.87)       9.94    6.70        317,400    0.45            5.94        169
   0.00        (0.63)      10.14    9.80        239,152    0.45            3.75         96
   0.00        (0.15)       9.83   (0.25)        13,458    0.44+           6.01+        49
 $ 0.00       $(0.70)      $9.92    8.37%   $   207,826    0.53%           6.91%       253%
   0.00        (0.55)       9.83    6.41         15,588    0.52            5.18        438
   0.00        (0.65)       9.77    4.70          5,526    0.52            4.46        967
   0.00        (0.08)       9.93    0.09          5,638    0.51+           6.54+       160
 $ 0.00       $(0.63)      $9.96    2.33%   $24,900,321    0.54% (b)       6.25%       223%
   0.00        (1.05)      10.36    7.60     21,711,396    0.43            5.91        154
   0.00        (0.91)      10.62   12.63     16,484,119    0.43            6.06        206
   0.00        (0.68)      10.27    6.60     12,528,536    0.43            6.60        173
   0.00        (0.83)      10.29   11.14     10,247,605    0.42            6.85        221
   0.00        (0.60)       9.96    2.07      3,233,785    0.79  (f)       6.01        223%
   0.00        (1.03)      10.36    7.33      1,972,984    0.68            5.52        154
   0.00        (0.89)      10.62   12.36        481,730    0.68            5.74        206
   0.00        (0.66)      10.27    6.34        151,194    0.68            6.35        173
   0.00        (0.81)      10.29   10.99        104,618    0.68            6.64        221

-------
+ Annualized.
(b) Ratio of expenses to average net assets excluding interest expense is 0.43%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.51%.
(f) Ratio of expenses to average net assets excluding interest expense is 0.68%.
(g) Ratio of expenses to average net assets excluding interest expense is 0.70%.

                                                                   Prospectus 88

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Total Return Fund II
 Institutional Class
 03/31/2000               $10.11     $0.58(a)      $(0.44)(a)    $ 0.14      $(0.58)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.26      0.59(a)        0.17 (a)      0.76       (0.59)       0.00         (0.18)        (0.14)
 03/31/1998                 9.85      0.63(a)        0.52 (a)      1.15       (0.60)      (0.03)        (0.11)         0.00
 03/31/1997                 9.89      0.61          (0.02)         0.59       (0.62)      (0.01)         0.00          0.00
 11/01/1995 - 03/31/1996   10.21      0.25          (0.17)         0.08       (0.26)       0.00         (0.09)        (0.05)
 Administrative Class
 03/31/2000                10.11      0.55(a)       (0.44)(a)      0.11       (0.55)       0.00          0.00          0.00
 03/31/1999                10.26      0.56(a)        0.17 (a)      0.73       (0.56)       0.00         (0.18)        (0.14)
 03/31/1998                 9.85      0.60(a)        0.52 (a)      1.12       (0.57)      (0.03)        (0.11)         0.00
 03/31/1997                 9.89      0.59          (0.02)         0.57       (0.60)      (0.01)         0.00          0.00
 11/01/1995 - 03/31/1996   10.22      0.24          (0.17)         0.07       (0.26)       0.00         (0.09)        (0.05)
Total Return Fund III
 Institutional Class
 03/31/2000               $ 9.27     $0.55(a)      $(0.53)(a)    $ 0.02      $(0.54)     $(0.01)       $ 0.00        $ 0.00
 03/31/1999                 9.55      0.57(a)        0.20 (a)      0.77       (0.56)       0.00         (0.24)        (0.25)
 03/31/1998                 9.15      0.57(a)        0.56 (a)      1.13       (0.54)      (0.03)        (0.16)         0.00
 03/31/1997                 9.13      0.55           0.05          0.60       (0.55)      (0.02)         0.00         (0.01)
 03/31/1996                 8.99      0.72           0.17          0.89       (0.54)      (0.09)        (0.12)         0.00
 Administrative Class
 03/31/2000                 9.27      0.54(a)       (0.54)(a)      0.00       (0.52)      (0.01)         0.00          0.00
 03/31/1999                 9.55      0.55(a)        0.20 (a)      0.75       (0.54)       0.00         (0.24)        (0.25)
 04/11/1997 - 03/31/1998    9.12      0.54(a)        0.58 (a)      1.12       (0.50)      (0.03)        (0.16)         0.00
Total Return Mortgage Fund
 Institutional Class
 03/31/2000               $10.19     $0.59(a)      $(0.21)(a)    $ 0.38      $(0.59)     $ 0.00        $ 0.00        $(0.01)
 03/31/1999                10.24      0.58(a)        0.05 (a)      0.63       (0.58)       0.00         (0.03)        (0.07)
 07/31/1997 - 03/31/1998   10.00      0.41(a)        0.30 (a)      0.71       (0.46)       0.00         (0.01)         0.00
High Yield Fund
 Institutional Class
 03/31/2000               $11.23     $0.94(a)      $(1.01)(a)    $(0.07)     $(0.93)     $(0.01)       $ 0.00        $ 0.00
 03/31/1999                11.66      0.95(a)       (0.43)(a)      0.52       (0.94)      (0.01)         0.00          0.00
 03/31/1998                11.10      0.98(a)        0.65 (a)      1.63       (0.98)       0.00          0.00         (0.09)
 03/31/1997                10.94      0.92           0.34          1.26       (0.97)       0.00         (0.13)         0.00
 03/31/1996                10.42      1.04           0.54          1.58       (1.01)       0.00         (0.05)         0.00
 Administrative Class
 03/31/2000                11.23      0.91(a)       (1.01)(a)     (0.10)      (0.90)      (0.01)         0.00          0.00
 03/31/1999                11.66      0.93(a)       (0.43)(a)      0.50       (0.92)      (0.01)         0.00          0.00
 03/31/1998                11.10      0.95(a)        0.65 (a)      1.60       (0.95)       0.00          0.00         (0.09)
 03/31/1997                10.94      0.85(a)        0.38 (a)      1.23       (0.94)       0.00         (0.13)         0.00
 03/31/1996                10.41      1.02(a)        0.54 (a)      1.56       (0.98)       0.00         (0.05)         0.00
Long-Term U.S. Government Fund
 Institutional Class
 03/31/2000               $10.30     $0.61(a)      $(0.50)(a)    $ 0.11      $(0.62)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.57      0.63(a)        0.20 (a)      0.83       (0.64)       0.00          0.00         (0.46)
 03/31/1998                 9.39      0.52(a)        1.34 (a)      1.86       (0.62)       0.00         (0.06)         0.00
 03/31/1997                 9.96      0.79          (0.35)         0.44       (0.68)       0.00          0.00         (0.33)
 03/31/1996                 9.85      0.83           0.66          1.49       (0.68)      (0.04)        (0.50)        (0.16)
 Administrative Class
 03/31/2000                10.30      0.57(a)       (0.49)(a)      0.08       (0.59)       0.00          0.00          0.00
 03/31/1999                10.57      0.60(a)        0.20 (a)      0.80       (0.61)       0.00          0.00         (0.46)
 09/23/1997 - 03/31/1998   10.17      0.26(a)        0.51 (a)      0.77       (0.31)       0.00         (0.06)         0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.

89  PIMCO Funds: Pacific Investment Management Series

                                                                    Ratio of Net
Tax Basis                Net Asset          Net Assets  Ratio of     Investment
 Return                    Value               End     Expenses to   Income to   Portfolio
   of          Total        End    Total    of Period    Average      Average    Turnover
 Capital   Distributions of Period Return     (000's)  Net Assets    Net Assets    Rate
------------------------------------------------------------------------------------------
  $0.00       $(0.58)     $ 9.67    1.46%   $1,263,556    0.50%         5.89%        142%
   0.00        (0.91)      10.11    7.46       986,690    0.50          5.65         213
   0.00        (0.74)      10.26   11.99       574,587    0.50          6.15         361
   0.00        (0.63)       9.85    6.15       478,451    0.50          6.38         293
   0.00        (0.40)       9.89    0.78       455,583    0.51+         6.36+         73
   0.00        (0.55)       9.67    1.20        56,755    0.75          5.56         142
   0.00        (0.88)      10.11    7.19        54,736    0.75          5.33         213
   0.00        (0.71)      10.26   11.71        15,172    0.75          5.86         361
   0.00        (0.61)       9.85    5.88         5,304    0.75          6.13         293
   0.00        (0.40)       9.89    0.57         3,320    0.76+         6.06+         73
  $0.00       $(0.55)     $ 8.74    0.33%   $  635,592    0.50%         6.21%        186%
   0.00        (1.05)       9.27    8.20       488,243    0.50          5.85         216
   0.00        (0.73)       9.55   12.62       365,249    0.51          5.99         183
   0.00        (0.58)       9.15    6.76       193,297    0.51          6.21          90
   0.00        (0.75)       9.13   10.06       142,223    0.50          6.82         177
   0.00        (0.53)       8.74    0.08        10,144    0.75          6.11         186
   0.00        (1.03)       9.27    7.93         1,867    0.75          5.59         216
   0.00        (0.69)       9.55   12.46           178    0.76+         5.85+        183
  $0.00       $(0.60)     $ 9.97    3.91%   $    3,971    0.50%         5.94%      1,476%
   0.00        (0.68)      10.19    6.27         4,128    0.50          5.66         158
   0.00        (0.47)      10.24    6.69         3,588    0.52+         6.07+        593
  $0.00       $(0.94)     $10.22   (0.74)%  $1,960,171    0.50%         8.64%         39%
   0.00        (0.95)      11.23    4.73     2,162,868    0.50          8.41          39
   0.00        (1.07)      11.66   15.26     1,628,930    0.50          8.52          37
   0.00        (1.10)      11.10   12.04       744,498    0.50          8.77          67
   0.00        (1.06)      10.94   15.70       536,983    0.47          9.28          66
   0.00        (0.91)      10.22   (0.99)      354,296    0.75          8.40          39
   0.00        (0.93)      11.23    4.49       238,792    0.75          8.17          39
   0.00        (1.04)      11.66   14.98        69,937    0.75          8.21          37
   0.00        (1.07)      11.10   11.76        10,428    0.76          8.48          67
   0.00        (1.03)      10.94   15.54         1,007    0.80          9.16          66
  $0.00       $(0.62)     $ 9.79    1.26%   $  217,410    0.57%(b)      6.29%        320%
   0.00        (1.10)      10.30    7.76       170,847    0.89 (b)      5.83         364
   0.00        (0.68)      10.57   20.23        48,547    0.51          4.88         177
   0.00        (1.01)       9.39    4.48        19,995    0.63          7.63         402
   0.00        (1.38)       9.96   14.83        32,511    0.56          6.80         238
   0.00        (0.59)       9.79    1.01        39,808    0.82 (c)      5.82         320
   0.00        (1.07)      10.30    7.46        11,383    1.15 (d)      5.58         364
   0.00        (0.37)      10.57    7.60         4,957     .76+         4.87+        177

-------
+ Annualized.
(b) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.76%.

                                                                   Prospectus 90

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Short Duration Municipal Income
Fund
 Institutional Class
 08/31/1999 - 03/31/2000  $10.00     $0.23(a)      $(0.01)(a)    $ 0.22      $(0.23)     $ 0.00        $ 0.00         $0.00
Municipal Bond Fund
 Institutional Class
 03/31/2000               $10.12     $0.46(a)      $(0.65)(a)    $(0.19)     $(0.46)     $ 0.00        $ 0.00         $0.00
 03/31/1999                 9.97      0.45(a)        0.14 (a)      0.59       (0.44)       0.00          0.00          0.00
 12/31/1997 - 03/31/1998   10.00      0.11(a)       (0.03)(a)      0.08       (0.11)       0.00          0.00          0.00
 Administrative Class
 03/31/2000                10.12      0.44(a)       (0.65)(a)     (0.21)      (0.44)       0.00          0.00          0.00
 09/30/98 - 03/31/1999     10.25      0.21          (0.13)         0.08       (0.21)       0.00          0.00          0.00
California Intermediate Municipal
Bond Fund
 Institutional Class
 08/31/1999 - 03/31/2000  $10.00     $0.25(a)      $ 0.06 (a)    $ 0.31      $(0.24)     $ 0.00        $(0.02)        $0.00
 Administrative Class
 09/07/1999 - 03/31/2000   10.02      0.22(a)        0.05 (a)      0.27       (0.22)       0.00         (0.02)         0.00
New York Municipal Bond Fund
 Institutional Class
 08/31/1999 -03/31/2000   $10.00     $0.23(a)      $(0.04)(a)    $ 0.19      $(0.23)     $ 0.00        $(0.02)        $0.00
Global Bond Fund
 Institutional Class
 03/31/2000               $ 9.76     $0.57(a)      $(0.75)(a)    $(0.18)     $(0.46)     $(0.06)       $ 0.00         $0.00
 03/31/1999                 9.70      0.52(a)        0.14 (a)      0.66       (0.36)      (0.16)        (0.08)         0.00
 03/31/1998                 9.86      0.66(a)       (0.10)(a)      0.56       (0.53)       0.00          0.00         (0.19)
 03/31/1997                10.05      0.70          (0.01)         0.69       (0.44)       0.00         (0.44)         0.00
 03/31/1996                 9.87      0.45           0.72          1.17       (0.61)       0.00         (0.21)        (0.17)
 Administrative Class
 03/31/2000                 9.76      0.55(a)       (0.75)(a)     (0.20)      (0.45)      (0.05)         0.00          0.00
 03/31/1999                 9.70      0.51(a)        0.14 (a)      0.65       (0.35)      (0.16)        (0.08)         0.00
 03/31/1998                 9.86      0.59(a)       (0.05)(a)      0.54       (0.51)       0.00          0.00         (0.19)
 08/01/1996 - 03/31/1997   10.28      0.51          (0.23)         0.28       (0.26)       0.00         (0.44)         0.00
Global Bond Fund II
 Institutional Class
 03/31/2000               $ 9.89     $0.56(a)      $(0.46)(a)    $ 0.10      $(0.55)     $(0.01)       $(0.02)        $0.00
 03/31/1999                 9.92      0.52(a)        0.06 (a)      0.58       (0.52)       0.00         (0.01)        (0.08)
 02/25/1998 - 03/31/1998    9.82      0.06(a)        0.09 (a)      0.15        0.00       (0.05)         0.00          0.00
Foreign Bond Fund
 Institutional Class
 03/31/2000               $10.63     $0.64(a)      $(0.45)(a)    $ 0.19      $(0.64)     $ 0.00        $(0.15)        $0.00
 03/31/1999                10.74      0.58(a)        0.24 (a)      0.82       (0.58)       0.00         (0.10)        (0.25)
 03/31/1998                10.41      0.66(a)        0.61 (a)      1.27       (0.63)       0.00         (0.31)         0.00
 03/31/1997                10.50      0.80           1.00          1.80       (0.40)       0.00         (1.49)         0.00
 03/31/1996                 9.38      0.96           1.03          1.99       (0.34)      (0.25)        (0.25)        (0.03)
 Administrative Class
 03/31/2000                10.63      0.61(a)       (0.45)(a)      0.16       (0.61)       0.00         (0.15)         0.00
 03/31/1999                10.74      0.56(a)        0.24 (a)      0.80       (0.56)       0.00         (0.10)        (0.25)
 03/31/1998                10.41      0.63(a)        0.61 (a)      1.24       (0.60)       0.00         (0.31)         0.00
 01/28/1997 - 03/31/1997   10.54      0.59          (0.67)        (0.08)      (0.05)       0.00          0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.

91  PIMCO Funds: Pacific Investment Management Series

                                                                      Ratio of Net
Tax Basis                Net Asset           Net Assets  Ratio of      Investment
 Return                    Value                End     Expenses to    Income to   Portfolio
   of          Total        End    Total     of Period    Average       Average    Turnover
 Capital   Distributions of Period Return      (000's)  Net Assets     Net Assets    Rate
--------------------------------------------------------------------------------------------
 $ 0.00       $(0.23)     $ 9.99    2.19%     $ 10,725     0.39%+(b)      3.92%+      171%

 $ 0.00       $(0.46)     $ 9.47   (1.81)%    $  5,684     0.50%          4.80%       145%
   0.00        (0.44)      10.12    6.04         5,894     0.50           4.41         70
   0.00        (0.11)       9.97    0.78         3,023     0.50+          4.46+        60

   0.00        (0.44)       9.47   (2.07)        3,141     0.75           4.58        145
   0.00        (0.21)      10.12    0.83         1,419     0.75+          2.11+        70

 $ 0.00       $(0.26)     $10.05    3.16%     $  8,415     0.49%+(c)      4.22%+      357%

   0.00        (0.24)      10.05    2.73            10     0.75+ (d)      3.95+       357

 $ 0.00       $(0.25)     $ 9.94    1.93%     $  3,058     0.49%+(e)      4.00%+      270%

 $(0.05)      $(0.57)     $ 9.01   (1.81)%    $271,538     0.71% (f)      6.12%       301%
   0.00        (0.60)       9.76    6.90       266,984     0.55           5.35        143
   0.00        (0.72)       9.70    5.85       256,274     0.55           6.64        389
   0.00        (0.88)       9.86    6.78       215,631     0.56           7.51        911
   0.00        (0.99)      10.05   12.04       133,833     0.58           5.88       1083

  (0.05)       (0.55)       9.01   (2.05)        2,238     0.92  (g)      5.91        301
   0.00        (0.59)       9.76    6.78         1,326     0.80           5.21        143
   0.00        (0.70)       9.70    5.57         1,548     0.80           6.39        389
   0.00        (0.70)       9.86    2.97           346     0.78+          5.66+       911

 $ 0.00       $(0.58)     $ 9.41    1.11%     $ 84,926     0.61% (f)      5.92%       290%
   0.00        (0.61)       9.89    6.06        29,044     0.55           5.29        236
   0.00        (0.05)       9.92    1.02        24,517     0.55+          6.24+       369

 $ 0.00       $(0.79)     $10.03    1.96%     $421,831     0.69% (h)      6.20%       330%
   0.00        (0.93)      10.63    7.92       530,325     0.50           5.39        376
   0.00        (0.94)      10.74   12.64       392,198     0.50           6.32        280
   0.00        (1.89)      10.41   17.69       234,880     0.50           7.88        984
   0.00        (0.87)      10.50   21.80       258,493     0.52           5.83       1234

   0.00        (0.76)      10.03    1.70         4,824     0.97  (i)      6.01        330
   0.00        (0.91)      10.63    7.65         2,096     0.75           5.13        376
   0.00        (0.91)      10.74   12.34           315     0.75           6.07        280
   0.00        (0.05)      10.41   (0.72)           30     0.79+          7.63+       984

-------
+   Annualized.
(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.62%.
(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.02%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.01%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.30%.
(f) Ratio of expenses to average net assets excluding interest expense is 0.55%.
(g) Ratio of expenses to average net assets excluding interest expense is 0.80%.
(h) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(i) Ratio of expenses to average net assets excluding interest expense is 0.75%.

                                                                   Prospectus 92

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund
 Institutional Class
 03/31/2000               $ 7.51     $0.86(a)      $ 1.11 (a)    $ 1.97      $(0.87)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                 9.67      0.87(a)       (2.11)(a)     (1.24)      (0.87)       0.00          0.00         (0.05)
 07/31/1997 - 03/31/1998   10.00      0.46(a)       (0.18)(a)      0.28       (0.46)       0.00         (0.15)         0.00
 Administrative Class
 03/31/2000                 7.51      0.83(a)        1.12 (a)      1.95       (0.85)       0.00          0.00          0.00
 09/30/98 - 03/31/1999      6.82      0.45(a)        0.74 (a)      1.19       (0.45)       0.00          0.00         (0.05)
Strategic Balanced Fund
 Institutional Class
 03/31/2000               $12.76     $0.80(a)      $ 0.44 (a)    $ 1.24      $(0.74)     $ 0.00        $(0.15)       $(0.31)
 03/31/1999                12.60      0.89(a)        0.60 (a)      1.49       (0.66)       0.00         (0.67)         0.00
 03/31/1998                10.32      1.30(a)        2.05 (a)      3.35       (0.84)       0.00         (0.23)         0.00
 06/28/1996 - 03/31/1997   10.00      0.85           0.31          1.16       (0.63)       0.00         (0.21)         0.00
 Administrative Class
 06/30/99 - 03/31/2000     13.17      0.62(a)        0.07 (a)      0.69       (0.61)       0.00         (0.15)        (0.31)
Convertible Fund
 Institutional Class
 03/31/2000               $10.00     $0.07(a)      $ 5.97 (a)    $ 6.04      $(0.03)     $(0.15)       $(0.09)       $ 0.00
StocksPLUS Fund
 Institutional Class
 03/31/2000               $14.32     $1.08(a)      $ 1.33 (a)    $ 2.41      $(1.10)     $ 0.00        $(0.97)       $(0.51)
 03/31/1999                14.09      0.97(a)        1.32 (a)      2.29       (0.82)       0.00         (1.24)         0.00
 03/31/1998                11.46      1.90(a)        3.23 (a)      5.13       (1.41)       0.00         (1.09)         0.00
 03/31/1997                11.16      1.27           0.82          2.09       (1.27)       0.00         (0.52)         0.00
 03/31/1996                10.48      0.91           2.48          3.39       (1.05)       0.00         (1.62)        (0.04)
 Administrative Class
 03/31/2000                14.25      1.10(a)        1.23 (a)      2.33       (1.07)       0.00         (0.97)        (0.51)
 03/31/1999                14.06      1.10(a)        1.13 (a)      2.23       (0.80)       0.00         (1.24)         0.00
 03/31/1998                11.46      1.89(a)        3.19 (a)      5.08       (1.39)       0.00         (1.09)         0.00
 01/07/1997 - 03/31/1997   11.56      0.14          (0.09)         0.05       (0.15)       0.00          0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.

93  PIMCO Funds: Pacific Investment Management Series

                                                                    Ratio of Net
Tax Basis                Net Asset          Net Assets  Ratio of     Investment
 Return                    Value               End     Expenses to   Income to   Portfolio
   of          Total        End    Total    of Period    Average      Average    Turnover
 Capital   Distributions of Period Return     (000's)  Net Assets    Net Assets    Rate
------------------------------------------------------------------------------------------
  $0.00       $(0.87)     $ 8.61    27.90 %  $ 12,614     0.89%        10.69%       328%
   0.00        (0.92)       7.51   (12.55)      3,641     0.85         11.08        315
   0.00        (0.61)       9.67     3.10       3,676     0.86+         7.21+       695

   0.00        (0.85)       8.61    27.60      13,490     1.14         10.30        328
   0.00        (0.50)       7.51    17.88         118     1.10+         6.24+       315

  $0.00       $(1.20)     $12.80    10.05 %  $124,934     0.65%         6.19%       176%
   0.00        (1.33)      12.76    12.36      97,945     0.65          7.00         82
   0.00        (1.07)      12.60    33.40      38,806     0.65         10.84         56
   0.00        (0.84)      10.32    11.83      10,360     0.90+         9.72+        95

   0.00        (1.07)      12.79     5.47         709     0.90+         6.48+       176

  $0.00       $(0.27)     $15.77    60.66 %  $168,224     0.65%(b)      0.50%       247%

  $0.00       $(2.58)     $14.15    17.82 %  $620,144     0.65%         7.42%        92%
   0.00        (2.06)      14.32    17.65     512,953     0.65          6.92         81
   0.00        (2.50)      14.09    47.75     416,600     0.65         13.74         30
   0.00        (1.79)      11.46    19.44     235,829     0.65         11.78         47
   0.00        (2.71)      11.16    34.07     151,869     0.70         15.23        102

   0.00        (2.55)      14.03    17.31      28,403     0.90          7.61         92
   0.00        (2.04)      14.25    17.21      11,302     0.90          7.83         81
   0.00        (2.48)      14.06    47.19       2,143     0.90         13.49         30
   0.00        (0.15)      11.46     0.34         682     0.95+         4.83+        47

-------
+   Annualized.
(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.69%.

                                                                   Prospectus 94

            Appendix A
            Description of Securities Ratings

            A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

             High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

             Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

             Below Investment Grade, High Yield Securities ("Junk Bonds") are
            those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer's ability to repay principal and interest.

             Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

Moody's     Corporate and Municipal Bond Ratings
Investors
Service,     Aaa: Bonds which are rated Aaa are judged to be of the best
Inc.        quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

             A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

             Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

A-1  PIMCO Funds: Pacific Investment Management Series

             Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

             Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

             C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate   Moody's short-term debt ratings are opinions of the ability of
Short-      issuers to repay punctually senior debt obligations which have an
Term Debt   original maturity not exceeding one year. Obligations relying upon
Ratings     support mechanisms such as letters of credit and bonds of
            indemnity are excluded unless explicitly rated.

             Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

             PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

             PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

             PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

             NOT PRIME: Issuers rated Not Prime do not fall within any of the
            Prime rating categories.

Short-      There are four rating categories for short-term municipal bonds
Term        that define an investment grade situation, which are listed below.
Municipal   In the case of variable rate demand obligations (VRDOs), a two-
Bond        component rating is assigned. The first element represents an
Ratings     evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

             MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
                                                                   Prospectus

             MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

             MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

             MIG 4/VMIG 4: This designation denotes adequate quality.
            Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

             SG: This designation denotes speculative quality. Debt
            instruments in this category lack margins of protection.

Standard    Corporate and Municipal Bond Ratings
& Poor's
Ratings     Investment Grade
Service      AAA: Debt rated AAA has the highest rating assigned by S&P.
            Capacity to pay interest and repay principal is extremely strong.

             AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

             A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

             BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

            Speculative Grade
             Debt rated BB, B, CCC, CC, and C is regarded as having
            predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

             BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

             B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

             CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.


A-3  PIMCO Funds: Pacific Investment Management Series

             CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

             C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

             CI: The rating CI is reserved for income bonds on which no interest is being paid.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

             Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

             r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

             The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

             N.R.: Not rated.

             Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial  An S&P commercial paper rating is a current assessment of the
Paper       likelihood of timely payment of debt having an original maturity
Rating      of no more than 365 days. Ratings are graded into several
Definitions categories, ranging from A for the highest quality obligations to
            D for the lowest. These categories are as follows:

             A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

             A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

             A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

             B: Issues rated B are regarded as having only speculative
            capacity for timely payment.
                                                                   Prospectus

             C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

             A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-5  PIMCO Funds: Pacific Investment Management Series

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:      PIMCO, 840 Newport Center Drive, Suite 300, Newport Beach, CA
Pacific     92660
Investment
Management  -------------------------------------------------------------------
Series      CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            TRANSFER AGENT
            National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL

            Dechert Price & Rhoads 1775 Eye Street N.W., Washington, D.C.
            20006

            -------------------------------------------------------------------

The Trust's         You may get free     You may review
Statement of        copies of any of     and copy informa-
Additional          these materials,     tion about the
Information         request other        Trust, including
("SAI") and         information about    its SAI, at the
annual and semi-    a Fund, or make      Securities and
annual reports to   shareholder          Exchange
shareholders        inquiries by         Commission's
include             calling the Trust    public ref-
additional          at 1-800-927-4648    erence room in
information about   or PIMCO Infolink    Washington, D.C.
the Funds. The      Audio Response       You may call the
SAI and the         Network at 1-800-    Commission at 1-
financial           987-4626, or by      202-942-8090 for
statements          writing to:          information about
included in the                          the operation of
Funds' most         PIMCO Funds:         the public
recent annual       Pacific              reference room.
report to           Investment           You may also
shareholders are    Management Series    access reports
incorporated by     840 Newport          and other
reference into      Center Drive         informa- tion
this Prospectus,    Suite 300            about the Trust
which means they    Newport Beach, CA    on the
are part of this    92660                Commission's Web
Prospectus for                           site at
legal purposes.     You can also         www.sec.gov. You
The Funds' annual   visit our Web        may get copies of
report discusses    site at              this information,
the market          www.pimco.com for    with payment of a
conditions and      additional           duplication fee,
invest- ment        information about    by writing the
strategies that     the Funds.           Public Reference
significantly                            Section of the
affected each                            Commission,
Fund's                                   Washington, D.C.
performance                              20549-0102, or by
during its last                          electronic
fiscal year.                             request at
                                         publicinfo@sec.gov.


PIMCO Funds

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

www.pimco.com

Investment Company Act file no. 811-5028

PY000.9/00

               PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

                               Supplement dated
                              September 29, 2000
                             to the Prospectus for
                                Class D Shares
                             Dated August 1, 2000

              Disclosure Relating to PIMCO Strategic Balanced Fund

 Effective September 29, 2000, the PIMCO Strategic Balanced Fund will convert to a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In connection with this change, the Fund Summary for the Fund on pages 31 and 32 of the Prospectus is amended to read in its entirety as set forth on the next two pages.

            PIMCO Strategic Balanced Fund
--------------------------------------------------------------------------------
Principal    Investment Objective    Fund Focus           Credit Quality
Investments  Seeks maximum total     45-75% StocksPLUS    (of Underlying Funds)
and          return, consistent      Fund; 25-55%         B to Aaa; maximum
Strategies   with preservation of    Total Return Fund    10% below Baa
             capital and prudent
             investment management   Average Portfolio    Dividend Frequency
                                     Duration             Declared and
             Fund Category           (of Underlying       distributed quarterly
             Stock and Bond          Funds)
                                     0-6 years

            The Fund seeks to achieve its investment objective by normally investing between 45% and 75% of its assets in the StocksPLUS Fund and between 25% and 55% of its assets in the Total Return Fund (collectively, the "Underlying Funds"). The Fund invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

             The StocksPLUS Fund seeks to exceed the total return of the S&P
            500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Total Return Fund seeks to achieve its investment objective by investing at least 65% of its assets in a diversified portfolio of Fixed Income Securities of various maturities. Please see the Fund Summaries of the Underlying Funds in this prospectus for information on their investment styles and primary investments.

             PIMCO determines how the Fund will allocate and reallocate its assets between the Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. PIMCO does not allocate the Fund's assets according to a predetermined blend of shares of the Underlying Funds. Instead, PIMCO will determine the mix of Underlying Funds appropriate for the Fund based on methodology, developed by PIMCO, that forecasts stages in the business cycle and considers the risk and reward potential of equity and fixed income investments within specific phases of the business cycle.

             The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objectives by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to the StocksPLUS and Total Return Funds, the Fund may in the future invest in additional funds in the PIMCO Funds family at the discretion of PIMCO and without shareholder approval.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect the net asset value, yield and total return of the Fund, are:

              .Allocation Risk       .Underlying Fund Risk

             Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect the net asset value, yield and total return of the Fund, are:

              .Market Risk           .Derivatives Risk         .Mortgage Risk
              .Issuer Risk           .Liquidity Risk           .Leveraging Risk
              .Interest Rate Risk    .Foreign Investment Risk  .Management Risk
              .Credit Risk           .Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

--------------------------------------------------------------------------------
Performance The following is a summary performance information for the Fund in Information a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of broad-based securities market indices and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D Shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results, and the Fund achieved the performance track record shown during a period when it pursued its investment objective using different investment policies.

            Calendar Year Total Returns -- Class D

                                                          More Recent Return
                                                          Information
                                                          ---------------------
                     [ANNUAL RETURN]                      1/1/00-6/30/00 -0.68%

                     '97     '98    '99                   Highest and Lowest
                    -----   -----  -----                  Quarter Returns
                    23.69%  19.13% 11.07%                 (for periods shown
                                                          in the bar chart)
                                                          ---------------------
                                                          Highest (4/1/97-
                                                          6/30/97)      12.12%
                                                          ---------------------
                                                          Lowest (7/1/98-
                                                          9/30/98)      -4.62%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                       Fund Inception
                                                              1 Year   (6/28/96)(4)
            -------------------------------------------------------------------------
            Class D                                           11.07%     18.24%
            -------------------------------------------------------------------------
            S&P 500 Index(1)                                  21.04%     27.14%
            -------------------------------------------------------------------------
            S&P 500 and Lehman Aggregate Bond Index Blend(2)  12.00%     18.76%
            -------------------------------------------------------------------------
            Lipper Balanced Fund Avg(3)                        8.73%     14.35%
            -------------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an
                unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) This index is a static blend consisting 60% of the S&P 500
                Composite Stock Price Index and 40% of the Lehman Brothers Aggregate Bond Index. This blended index reflects the Fund's investment strategy more accurately than the S&P 500 Index. It is not possible to invest directly in the index.
            (3) The Lipper Balanced Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc., whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.
            (4) The Fund began operations on 6/28/96. Index comparisons began on 6/30/96.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund
            Shareholder Fees (fees paid directly from your investment)    None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                    Distribution                                           Total Annual
                       Advisory     and/or Service      Other           Underlying         Fund Operating
                       Fees         (12b-1) Fees(1)     Expenses(2)     Fund Expenses      Expenses(3)
            ----------------------------------------------------------------------------------------------
            Class D    None         0.25%               0.40%           0.57%              1.22%
            ----------------------------------------------------------------------------------------------

            (1)  The Fund's administration agreement includes a plan for Class
                 D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator-- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
            (3) Restated to reflect estimated expenses for the current fiscal year. Underlying Fund Expenses for the Fund are estimated based upon a 65%/35% allocation of the Fund's assets between the StocksPLUS and Total Return Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. Total Annual Fund Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Fund will incur. Actual Underlying Fund Expenses for the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be higher or lower than those shown above.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                         Year 1               Year 3               Year 5               Year 10
         --------------------------------------------------------------------------------------
         Class D          $124                 $387                 $670                $1,477
         --------------------------------------------------------------------------------------

                    Changes to "Summary of Principal Risks"

              The section of the Prospectus captioned "Summary of Principal
            Risks" is amended as follows:

          1. A new subsection captioned "Allocation Risk" is added to "Summary of Principal Risks."

            "Allocation Risk

            The Strategic Balanced Fund's investment performance depends upon how its assets are allocated and reallocated between the Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. A principal risk of investing in the Fund is that PIMCO will make less than optimal or poor asset allocation decisions. PIMCO attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that PIMCO's allocation techniques will produce the desired results. It is possible that PIMCO will focus on an Underlying Fund that performs poorly or underperforms other Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions."

          2. A new subsection captioned "Underlying Fund Risks" is added to "Summary of Principal Risks."

            "Underlying Fund Risks

            Because the Strategic Balanced Fund invests all of its assets in Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

              The Strategic Balanced Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund's investment in a particular Underlying Fund normally will exceed 25% of its assets. Because the Fund invests a significant portion of its assets in each Underlying Fund, it will be particularly sensitive to the risks associated with each of the Underlying Funds."

                      Changes to "Management of the Funds"

              The section of the Prospectus captioned "Management of the
            Funds" is amended as follows:

          1. A new subsection captioned "Strategic Balanced Fund Fees" is added to "Management of the Funds."

            "Strategic Balanced Fund Fees

            Effective September 29, 2000, the Strategic Balanced Fund does not pay any fees to PIMCO under the Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.

             The Fund pays administrative fees to PIMCO at an annual rate of
            0.65% based on the average daily net assets attributable to the Fund's Class D shares. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests.

             The expenses associated with investing in a "fund of funds," such as the Fund, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expense charged at the underlying fund level.

             The Strategic Balanced Fund is structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

            . The Fund does not pay any fees for asset allocation or advisory services under the Trust's investment advisory agreement.

            . The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

             PIMCO has broad discretion to allocate and reallocate the Fund's assets among the Underlying Funds consistent with the Fund's investment objective and policies and asset allocation targets and ranges. Although PIMCO does not charge an investment advisory fee for its asset allocation services, PIMCO indirectly receives fees (including investment advisory and administrative fees) from the Underlying Funds in which the Fund invests. In this regard, PIMCO has a financial incentive to invest the Fund's assets in Underlying Funds with higher fees than other Funds, even if it believes that alternate investments would better serve the Fund's investment program. PIMCO is legally obligated to disregard that incentive in making asset allocation decisions for the Fund. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds of the Trust."

                               Changes to "Tax Consequences"

             The section of the Prospectus captioned "Tax Consequences" is amended as follows:

          1. A new subsection captioned "A Note on the Strategic Balanced Fund" is added.

               ". A Note on the Strategic Balanced Fund. The Strategic
            Balanced Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders. See "Taxation--Distributions" in the Statement of Additional Information."

            Changes to "Characteristics and Risks of Securities and Investment
                                        Techniques"

             The section of the Prospectus captioned "Characteristics and
            Risks of Securities and Investment Techniques" is amended as follows:

          1. The following disclosure is added immediately preceding the subsection captioned "Securities Selection":

             "The Strategic Balanced Fund invests its assets in shares of the
            Underlying Funds, and as such does not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the Strategic Balanced Fund is directly related to the investment performance of the Underlying Funds in which it invests, the risks of investing in the Strategic Balanced Fund are closely related to the risks associated with the Underlying Funds and their investments in the securities described below."

          2. The subsection captioned "Securities Selection" is amended by adding the following disclosure:

             "With respect to the Strategic Balanced Fund, PIMCO will purchase shares of the StocksPLUS and Total Return Funds according to the Strategic Balanced Fund's equity/fixed income allocation ranges. PIMCO does not purchase shares of the Underlying Funds according to any predetermined formula, but rather decides how to allocate the Fund's investments based upon PIMCO's methodology for forecasting stages in the business cycle, and the potential risk and reward of equity and fixed income investments at specific stages of the business cycle. In addition to purchasing shares of the StocksPLUS and Total Return Funds, PIMCO may in the future invest in additional funds in the PIMCO fund family without shareholder approval."

               Investors Should Retain This Supplement for Future Reference

               PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

                               Supplement dated
                              September 29, 2000
                             to the Prospectus for
                           Class A, B, and C Shares
                             Dated August 1, 2000

              Disclosure Relating to PIMCO Strategic Balanced Fund

 Effective September 29, 2000, the PIMCO Strategic Balanced Fund will convert to a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In connection with this change, the Fund Summary for the Fund on pages 27 and 28 of the Prospectus is amended to read in its entirety as set forth on the next three pages.

            PIMCO Strategic Balanced Fund
--------------------------------------------------------------------------------
Principal   Investment Objective   Fund Focus             Credit Quality
Investments Seeks maximum total    45-75% StocksPLUS      (of Underlying Funds)
and         return, consistent     Fund; 25-55% Total     B to Aaa; maximum
Strategies  with preservation of   Return Fund            10% below Baa
            capital and prudent
            investment management  Average Portfolio      Dividend Frequency
                                   Duration               Declared and
            Fund Category          (of Underlying Funds)  distributed quarterly
            Stock and Bond         0-6 years

            The Fund seeks to achieve its investment objective by normally investing between 45% and 75% of its assets in the StocksPLUS Fund and between 25% and 55% of its assets in the Total Return Fund (collectively, the "Underlying Funds"). The Fund invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

             The StocksPLUS Fund seeks to exceed the total return of the S&P
            500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Total Return Fund seeks to achieve its investment objective by investing at least 65% of its assets in a diversified portfolio of Fixed Income Securities of various maturities. Please see the Fund Summaries of the Underlying Funds in this prospectus for information on their investment styles and primary investments.

             PIMCO determines how the Fund will allocate and reallocate its assets between the Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. PIMCO does not allocate the Fund's assets according to a predetermined blend of shares of the Underlying Funds. Instead, PIMCO will determine the mix of Underlying Funds appropriate for the Fund based on methodology, developed by PIMCO, that forecasts stages in the business cycle and considers the risk and reward potential of equity and fixed income investments within specific phases of the business cycle.

             The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objectives by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to the StocksPLUS and Total Return Funds, the Fund may in the future invest in additional funds in the PIMCO Funds family at the discretion of PIMCO and without shareholder approval.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect the net asset value, yield and total return of the Fund, are:

              .Allocation Risk       .Underlying Fund Risk

             Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect the net asset value, yield and total return of the Fund, are:

              .Market Risk           .Derivatives Risk          .Mortgage Risk
              .Issuer Risk           .Liquidity Risk            .Leveraging Risk
              .Interest Rate Risk    .Foreign Investment Risk   .Management Risk
              .Credit Risk           .Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

--------------------------------------------------------------------------------
Performance The following is summary performance information for the Fund in a Information bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of broad-based securities market indices and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges. Because Class A, B and C shares of the Fund do not have any performance history, performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results, and the Fund achieved the performance track record shown during a period when it pursued its investment objective using different investment policies.

            Calendar Year Total Returns -- Class A

                                                More Recent Return
                [Annual Return]                 Information
                                                --------------------------------
               '97    '98    '99                1/1/00-6/30/00            -0.70%
              -----  -----  -----               --------------------------------
              23.69  19.18  10.83               Highest and Lowest
                                                Quarter Returns
                                                (for periods shown
                                                in the bar chart)
                                                --------------------------------
                                                Highest (4/1/97-6/30/97)  12.12%
                                                --------------------------------
                                                Lowest (7/1/98-9/30/98)   -4.70%
                                                --------------------------------

                    Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                        Fund Inception
                                                     1 Year             (6/28/96)(/4/)
            --------------------------------------------------------------------------
            Class A                                   5.85%             16.64%
            --------------------------------------------------------------------------
            Class B                                   5.17%             16.79%
            --------------------------------------------------------------------------
            Class C                                   9.01%             17.31%
            --------------------------------------------------------------------------
            S&P 500 Index(/1/)                       21.04%             27.14%
            --------------------------------------------------------------------------
            S&P 500 and Lehman Aggregate Bond
            Index Blend(/2/)                         12.00%             18.76%
            --------------------------------------------------------------------------
            Lipper Balanced Fund Average(/3/)         8.73%             14.35%
            --------------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) The index used for the Fund is a static blend consisting 60% of the S&P 500 Composite Stock Price Index and 40% of The Lehman Brothers Aggregate Bond Index. This blended index reflects the Fund's investment strategy more accurately than the S&P 500 Index. It is not possible to invest directly in the index.
            (3) The Lipper Balanced Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc., whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.
            (4) The Fund commenced operations on 6/28/96. Index comparisons begin on 6/30/96.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund
            Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ---------------------------------------------------------------------------------------------------------
            Class A  4.5%                                             1.0%(/1/)
            ---------------------------------------------------------------------------------------------------------
            Class B  None                                             5.0%(/2/)
            ---------------------------------------------------------------------------------------------------------
            Class C  None                                             1.0%(/3/)
            ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                   Distribution                                       Total Annual
                          Advisory and/or Service    Other         Underlying         Fund Operating
             Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Fund Expenses      Expenses(/3/)
             -----------------------------------------------------------------------------------------
             Class A      None     0.25%             0.40%         0.57%              1.22%
             -----------------------------------------------------------------------------------------
             Class B      None     1.00              0.40          0.57               1.97
             -----------------------------------------------------------------------------------------
             Class C      None     1.00              0.40          0.57               1.97
             -----------------------------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflect a 0.40% Administrative Fee paid by the class.
            (3) Restated to reflect estimated expenses for the current fiscal year. Underlying Fund Expenses for the Fund are estimated based upon a 65%/35% allocation of the Fund's assets between the StocksPLUS and Total Return Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. Total Annual Fund Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Fund will incur. Actual Underlying Fund Expenses for the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be higher or lower than those shown above.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                             Example: Assuming you do not
                         Example: Assuming you redeem shares at the end of each period       redeem your shares
            Share Class  Year 1        Year 3        Year 5         Year 10       Year 1     Year 3     Year 5      Year 10
            ---------------------------------------------------------------------------------------------------------------
            Class A      $569          $820          $1,090         $1,861        $569       $820       $1,090      $1,861
            ---------------------------------------------------------------------------------------------------------------
            Class B       700           918           1,262          2,006         200        618        1,062       2,006
            ---------------------------------------------------------------------------------------------------------------
            Class C       300           618           1,062          2,296         200        618        1,062       2,296
            ---------------------------------------------------------------------------------------------------------------

                          Changes to "Summary of Principal Risks"

             The section of the Prospectus captioned "Summary of Principal
            Risks" is amended as follows:

          1. A new subsection captioned "Allocation Risk" is added to "Summary of Principal Risks."

            "Allocation Risk

            The Strategic Balanced Fund's investment performance depends upon how its assets are allocated and reallocated between the Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. A principal risk of investing in the Fund is that PIMCO will make less than optimal or poor asset allocation decisions. PIMCO attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that PIMCO's allocation techniques will produce the desired results. It is possible that PIMCO will focus on an Underlying Fund that performs poorly or underperforms other Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions."

          2. A new subsection captioned "Underlying Fund Risks" is added to "Summary of Principal Risks."

            "Underlying Fund Risks

            Because the Strategic Balanced Fund invests all of its assets in Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

             The Strategic Balanced Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund's investment in a particular Underlying Fund normally will exceed 25% of its assets. Because the Fund invests a significant portion of its assets in each Underlying Fund, it will be particularly sensitive to the risks associated with each of the Underlying Funds."

                           Changes to "Management of the Funds"

             The section of the Prospectus captioned "Management of the Funds"
            is amended as follows:

          1. A new subsection captioned "Strategic Balanced Fund Fees" is added to "Management of the Funds."

            "Strategic Balanced Fund Fees

            Effective September 29, 2000, the Strategic Balanced Fund does not pay any fees to PIMCO under the Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.

             The Fund pays administrative fees to PIMCO at an annual rate of
            0.40% based on the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests.

             The expenses associated with investing in a "fund of funds," such as the Fund, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expense charged at the underlying fund level.

             The Strategic Balanced Fund is structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

              . The Fund does not pay any fees for asset allocation or advisory services under the Trust's investment advisory agreement.

              . The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

             PIMCO has broad discretion to allocate and reallocate the Fund's assets among the Underlying Funds consistent with the Fund's investment objective and policies and asset allocation targets and ranges. Although PIMCO does not charge an investment advisory fee for its asset allocation services, PIMCO indirectly receives fees (including investment advisory and administrative fees) from the Underlying Funds in which the Fund invests. In this regard, PIMCO has a financial incentive to invest the Fund's assets in Underlying Funds with higher fees than other Funds, even if it believes that alternate investments would better serve the Fund's investment program. PIMCO is legally obligated to disregard that incentive in making asset allocation decisions for the Fund. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds of the Trust."

                               Changes to "Tax Consequences"

             The section of the Prospectus captioned "Tax Consequences" is amended as follows:

          1. A new subsection captioned "A Note on the Strategic Balanced Fund" is added.

               ". A Note on the Strategic Balanced Fund. The Strategic
            Balanced Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders. See "Taxation--Distributions" in the Statement of Additional Information."

            Changes to "Characteristics and Risks of Securities and Investment
                                        Techniques"

             The section of the Prospectus captioned "Characteristic and Risks of Securities and Investment Techniques" is amended as follows:

          1. The following disclosure is added immediately preceding the subsection captioned "Securities Selection":

             "The Strategic Balanced Fund invests its assets in shares of the
            Underlying Funds, and as such does not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the Strategic Balanced Fund is directly related to the investment performance of the Underlying Funds in which it invests, the risks of investing in the Strategic Balanced Fund are closely related to the risks associated with the Underlying Funds and their investments in the securities described below."

          2. The subsection captioned "Securities Selection" is amended by adding the following disclosure:

             "With respect to the Strategic Balanced Fund, PIMCO will purchase shares of the StocksPLUS and Total Return Funds according to the Strategic Balanced Fund's equity/fixed income allocation ranges. PIMCO does not purchase shares of the Underlying Funds according to any predetermined formula, but rather decides how to allocate the Fund's investments based upon PIMCO's methodology for forecasting stages in the business cycle, and the potential risk and reward of equity and fixed income investments at specific stages of the business cycle. In addition to purchasing shares of the StocksPLUS and Total Return Funds, PIMCO may in the future invest in additional funds in the PIMCO fund family without shareholder approval."


               Investors Should Retain This Supplement For Future Reference

                                  PIMCO Funds:
                      Pacific Investment Management Series

                      Statement of Additional Information

     This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of PIMCO Funds: Pacific Investment Management Series, as supplemented from time to time. The Trust offers up to eight classes of shares of each of its Funds. Class A, Class B, and Class C shares of certain Funds are offered through the "Class A, B and C Prospectus (as supplemented on September 29, 2000 to the prospectus dated August 1, 2000)," Class A, B and C of the Municipal Bond Fund and Class A of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund are offered through the "Municipal Bond Prospectus" (dated August 1, 2000), Class D shares of the Funds are offered through the "Class D Prospectus" (as supplemented on September 29, 2000 to the prospectus dated August 1, 2000), Institutional Class and Administrative Class shares of the Funds are offered through the "Institutional Prospectus" (dated September 29,
2000) and Class A shares of the Total Return Fund are offered through a separate prospectus (dated August 1, 2000), each as amended or supplemented from time to time (collectively, the "Prospectuses"). Additionally, Class J and Class K shares for certain Funds are offered solely to non-U.S. investors outside the United States. This information does not constitute an offer of Class J shares or Class K shares to any person who resides within the United States.

Audited financial statements for the Trust, as of March 31, 2000, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated by reference from the Trust's March 31, 2000 Annual Reports. Copies of Prospectuses, Annual or Semi-Annual Reports, and the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is a part of this Statement of Additional Information, may be obtained free of charge at the addresses and telephone number(s) listed below.


                                          Class A, B and C and Class D
     Institutional Prospectus and         Prospectuses, Annual and
     Annual and Semi-Annual Reports:      Semi-Annual Reports, and the Guide:

     PIMCO Funds                          PIMCO Funds Distributors LLC
     840 Newport Center Drive             2187 Atlantic Street
     Suite 300                            Stamford, Connecticut 06902
     Newport Beach, California 92660      Telephone:  (800) 426-0107
     Telephone:  (800) 927-4648


September 29, 2000

                               TABLE OF CONTENTS

                                                                            Page

THE TRUST.................................................................     1

INVESTMENT OBJECTIVES AND POLICIES........................................     1

     Municipal Bonds......................................................     1
     Mortgage-Related and Other Asset-Backed Securities...................     8
     Bank Obligations.....................................................    13
     Loan Participations..................................................    14
     Corporate Debt Securities............................................    16
     High Yield Securities ("Junk Bonds").................................    17
     Participation on Creditors Committees................................    18
     Variable and Floating Rate Securities................................    18
     Inflation-Indexed Bonds..............................................    19
     Event-Linked Bonds...................................................    20
     Convertible Securities...............................................    20
     Warrants to Purchase Securities......................................    21
     Foreign Securities...................................................    21
     Foreign Currency Transactions........................................    23
     Foreign Currency Exchange-Related Securities.........................    25
     Borrowing............................................................    26
     Derivative Instruments...............................................    28
     Hybrid Instruments...................................................    38
     Delayed Funding Loans and Revolving Credit Facilities................    39
     When-Issued, Delayed Delivery and Forward Commitment Transactions....    39
     Short Sales..........................................................    40
     Illiquid Securities..................................................    41
     Loans of Portfolio Securities........................................    41
     Social Investment Policies...........................................    41

INVESTMENT RESTRICTIONS...................................................    42

     Fundamental Investment Restrictions..................................    42
     Non-Fundamental Investment Restrictions..............................    43
     Non-Fundamental Operating Policies Relating to the Sale of Shares of
      Total Return Fund in Japan..........................................    45

MANAGEMENT OF THE TRUST...................................................    47

     Trustees and Officers................................................    47
     Compensation Table...................................................    52
     Investment Adviser...................................................    53
     Advisory Agreement...................................................    54
     Fund Administrator...................................................    56

DISTRIBUTION OF TRUST SHARES..............................................    59

     Distributor and Multi-Class Plan.....................................    59
     Initial Sales Charge and Contingent Deferred Sales Charge............    61
     Distribution and Servicing Plans for Class A, Class B and Class C
      Shares..............................................................    62
     Payments Pursuant to Class A Plan....................................    65
     Payments Pursuant to Class B Plan....................................    67
     Payments Pursuant to Class C Plan....................................    68
     Distribution and Administrative Services Plans for Administrative
      Class Shares........................................................    70
     Payments Pursuant to the Administrative Plans........................    72
     Plan for Class D Shares..............................................    73
     Payments Pursuant to Class D Plan....................................    75
     Distribution and Servicing Plan for Class J and Class K Shares.......    75
     Purchases, Exchanges and Redemptions.................................    76

PORTFOLIO TRANSACTIONS AND BROKERAGE......................................    79

     Investment Decisions and Portfolio Transactions......................    79
     Brokerage and Research Services......................................    79
     Portfolio Turnover...................................................    80

NET ASSET VALUE...........................................................    81

TAXATION..................................................................    82

     Distributions........................................................    85
     Sales of Shares......................................................    85
     Backup Withholding...................................................    86
     Options, Futures and Forward Contracts, and Swap Agreements..........    86
     Short Sales..........................................................    87
     Passive Foreign Investment Companies.................................    87
     Foreign Currency Transactions........................................    88
     Foreign Taxation.....................................................    88
     Original Issue Discount and Market Discount..........................    89
     Constructive Sales...................................................    90
     Non-U.S. Shareholders................................................    90
     Other Taxation.......................................................    91

OTHER INFORMATION.........................................................    91

     Capitalization.......................................................    91
     Performance Information..............................................    92
     Calculation of Yield.................................................    93
     Calculation of Total Return..........................................    95
     Potential College Cost Table.........................................   102
     Voting Rights........................................................   106
     The Reorganization of the PIMCO Money Market and Total Return II
      Funds...............................................................   141
     The Reorganization of the PIMCO Global Bond Fund II..................   141

     Code of Ethics.......................................................   141
     Custodian, Transfer Agent and Dividend Disbursing Agent..............   141
     Independent Accountants..............................................   142
     Counsel..............................................................   142
     Registration Statement...............................................   142
     Financial Statements.................................................   142

                                   THE TRUST

     PIMCO Funds (the "Trust") is an open-end management investment company ("mutual fund") currently consisting of thirty separate investment portfolios (the "Funds"):

Money Market Fund                    Long-Term U.S. Government Fund
Short-Term Fund                      Long Duration Fund
Low Duration Fund                    Global Bond Fund
Low Duration Fund II                 Global Bond Fund II
Low Duration Fund III                Foreign Bond Fund
GNMA Fund                            Emerging Markets Bond Fund
Moderate Duration Fund               Short Duration Municipal Income Fund
Real Return Bond Fund                Municipal Bond Fund
Total Return Fund                    California Intermediate Municipal Bond Fund
Total Return Fund II                 California Municipal Bond Fund
Total Return Fund III                New York Municipal Bond Fund
Total Return Mortgage Fund           Strategic Balanced Fund
Commercial Mortgage Securities Fund  Convertible Fund
Investment Grade Corporate Bond Fund StocksPLUS Fund
High Yield Fund                      StocksPLUS Short Strategy Fund


                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and general investment policies of each Fund are described in the Prospectuses. Additional information concerning the characteristics of certain of the Funds' investments is set forth below. The Strategic Balanced Fund invests all of its assets in the StocksPLUS and Total Return Funds. These Funds are referred to in this Statement as "Underlying Funds." By investing in Underlying Funds, the Strategic Balanced Fund may have an indirect investment interest in some or all of the securities and instruments described below depending upon how its assets are allocated between the Underlying Funds.

Municipal Bonds

     Each Fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. It is a policy of the Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds (collectively, the "Municipal Funds") to have 80% of its net assets invested in debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). In the case of the California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds, the Funds will invest, under normal circumstances, at least 65% of their net assets in debt securities whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal income tax and California or New York income tax, respectively. The ability of the Fund to invest in securities other than Municipal Bonds is limited by a requirement of the Internal Revenue Code that at least 50% of the Fund's total assets be invested in Municipal Bonds at the end of each calendar quarter. See "Taxes."

     The Municipal Bond Fund may, from time to time, invest more than 25% of its assets in Municipal Bonds of issuers in California and New York, and, if so, will be subject to the California and New York state-specific risks discussed in the "Summary of Risks" section of the Prospectus and in this "Municipal Bonds" section of this Statement of Additional Information, but neither Fund has any present intention to invest more than that amount in a particular state.

     Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Specifically, California and New York Municipal Bonds generally are issued by or on behalf of the State of California and New York, respectively, and their political subdivisions and financing authorities, and local governments. The Municipal Bonds which the Municipal Funds may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

     Under the Internal Revenue Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

     The Municipal Funds may invest in municipal lease obligations. A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government's unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states, and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, the Municipal Funds will assess the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals.
A Municipal Fund may also purchase unrated lease obligations if determined by PIMCO to be of comparable quality to rated securities in which the Fund is permitted to invest.

     The Municipal Funds may seek to enhance their yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions.
Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability. A Municipal Fund may not invest more than 15% of its net assets in illiquid securities, including unmarketable private placements.

     Some longer-term Municipal Bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request -- usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Municipal Fund would hold the longer-term security, which could experience substantially more volatility.

     The Municipal Funds may invest in municipal warrants, which are essentially call options on Municipal Bonds. In exchange for a premium, they give the purchaser the right, but not the obligation, to purchase a Municipal Bond in the future. A Municipal Fund might purchase a warrant to lock in forward supply in an environment where the current issuance of bonds is sharply reduced. Like options, warrants may expire worthless and they may have reduced liquidity. A Municipal Fund will not invest more than 5% of its net assets in municipal warrants.

     The Municipal Funds may invest in Municipal Bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements ("SBPAs"). Letters of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured Municipal Bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

     The Municipal Funds may invest in Residual Interest Bonds, which are created by dividing the income stream provided by an underlying bond to create two securities, one short term and one long term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds can be very volatile and may be less liquid than other Municipal Bonds of comparable maturity. A Municipal Fund will not invest more than 10% of its total assets in Residual Interest Bonds.

     The Municipal Funds also may invest in participation interests. Participation interests are various types of securities created by converting fixed rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. The Municipal Funds will invest only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter.

     Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

     The Municipal Funds may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Municipal Funds may also sell Municipal Bonds due to changes in PIMCO's evaluation of the issuer or cash needs resulting from redemption requests for Fund shares. The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund's ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

     Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

     Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's Municipal Bonds in the same manner. In particular, the California Intermediate Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds are subject to the risks inherent in concentrating investment in a particular state or region. The following summarizes information drawn from official statements, and other public documents available relating to issues potentially affecting securities offerings of the states of California and New York. PIMCO has not independently verified the information, but has no reason to believe that it is not correct.

     California. The California Intermediate Municipal Bond Fund and the California Municipal Bond Fund may be particularly affected by political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

     Certain debt obligations held by the California Intermediate Municipal Bond Fund and the California Municipal Bond Fund may be obligations of issuers which rely in whole or in substantial part on California state revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State's General Fund to counties, cities and their various entities, is not entirely certain. To the extent local entities do not receive money from the State to pay for their operations and services, their ability to pay debt service on obligations held by the California Intermediate Municipal Bond Fund and the California Municipal Bond Fund may be impaired.

     Certain tax-exempt securities in which the California Intermediate Municipal Bond Fund and the California Municipal Bond Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law which could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

     California is the most populous state in the nation with a total population estimated at 32.9 million. The State now comprises 12.3% of the nation's population and 12.5% of its total personal income. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, entertainment, real estate, and financial services. After experiencing strong growth throughout much of the 1980s, from 1990-1993 the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in defense/aerospace industries and military base closures and a major drop in real estate construction. California's economy has been recovering and growing steadily stronger since the start of 1994, to the point where the State's economic growth is outpacing the rest of the nation. The unemployment rate, while still higher than the national average, fell to an average of 5.9% in 1998, compared to over 10% at the worst of the recession. California's economic recovery from the recession is continuing at a strong pace. Recent economic reports indicate that, while the rate of economic growth in California is expected to moderate over the next year, the increases in employment and income may exceed those of the nation as a whole. The unsettled financial situation occurring in certain

Asian economies, and its spillover effect elsewhere, may adversely affect the State's export-related industries and, therefore, the State's rate of economic growth.

     Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities, and pollution control facilities.

     In years past, because of the State's budget problems, the State's General Obligation bonds were downgraded. In 1996, however, citing California's improving economy and budget situation, Fitch and S&P raised their ratings from A to A+. In October, 1997, Fitch raised its rating from A+ to AA-referring to the State's fundamental strengths, the extent of its economic recovery and the return of financial stability. In October 1998, Moody's raised its rating from A1 to Aa3 citing the State's continuing economic recovery and a number of actions taken to improve the State's credit condition, including the rebuilding of cash and budget reserves. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State Municipal Obligations in which the California Intermediate Municipal Bond Fund or the California Municipal Bond Fund invest.

     The State is party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

     Constitutional and statutory amendments as well as budget developments may affect the ability of California issuers to pay interest and principal on their obligations. The overall effect may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

     New York. Because the New York Municipal Bond Fund concentrates its investments in New York tax-exempt bonds, the Fund may be affected significantly by economic or regulatory developments affecting the ability of New York tax-exempt issuers to pay interest or repay principal. Investors should be aware that certain issuers of New York tax-exempt securities have experienced serious financial difficulties in recent years. A reoccurrence of these difficulties may impair the ability of certain New York issuers to maintain debt service on their obligations.

     The economic and financial condition of the State also may be affected by various financial, social, economic and political factors. Such factors can be very complex, may vary from year to year and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State.

     The fiscal stability of New York State is related to the fiscal stability of the State's municipalities, its agencies and authorities (which generally finance, construct and operate revenue-producing public benefit facilities). This is due in part to the fact that agencies, authorities and local governments in financial trouble often seek State financial assistance. The experience has been that if New York City or any of the agencies or authorities suffers serious financial difficulty, both the ability of the State, the City, the State's political subdivisions, the agencies and the authorities to obtain financing in the public credit markets and the market price of outstanding New York tax-exempt securities are adversely affected.

     The New York state economy has continued to expand, but growth remains somewhat slower than in the nation overall. Although the State has added approximately 400,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense and banking industries.

     In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy and actions of the federal government have helped to create projected budget gaps for the State. These gaps result from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

     The fiscal stability of the State is related to the fiscal stability of its public authorities. Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.

     Authorities are generally supported by revenues generated by the projects financed or operated, such as tolls charged for use of highways, bridges or tunnels, charges for electric power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to authorities under these arrangements, if local assistance payments are diverted the affected localities could seek additional State assistance. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

     S&P rates the State's general obligation bonds A, and Moody's rates the State's general obligation bonds A2. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State Municipal Obligations in which the New York Municipal Bond Fund invests.

     Over the long term, the State and New York City face potential economic problems. New York City accounts for a large portion of the State's population and personal income, and New York City's financial health affects the State in numerous ways. New York City continues to require significant financial assistance from the State. New York City depends on State aid both to enable it to balance its budget and to meet its cash requirements. The State could also be affected by the ability of the City to market its securities successfully in the public credit markets.

     Each Fund may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds.
In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts
are sold in private placements.   The value of a custodial receipt may fluctuate
more than the value of a Municipal Bond of comparable quality and maturity.

Mortgage-Related and Other Asset-Backed Securities

     Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through Securities." Certain of the Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase in the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, PIMCO determines that the securities meet the Trust's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in PIMCO's opinion are illiquid if, as a result, more than 15% of the value of the Fund's net assets will be illiquid (10% in the case of the Money Market Fund.)

     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds' industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the

Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.
The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets.
In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Other Asset-Backed Securities. Similarly, PIMCO expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Consistent with a Fund's investment objectives and policies, PIMCO also may invest in other types of asset-backed securities.

Bank Obligations

     Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (10% in the case of the Money Market
Fund) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

     The Money Market, Low Duration II, GNMA, Total Return II, Total Return Mortgage, Commercial Mortgage Securities, Long-Term U.S. Government, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds may invest in the same types of bank obligations as the other Funds, but they must be U.S. dollar-denominated. Subject to the Trust's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Loan Participations

     Each Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

     A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

     A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

     The Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

     Each Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Funds' ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what PIMCO believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

     Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on PIMCO's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

Corporate Debt Securities

     A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in PIMCO's opinion comparable in quality to corporate debt securities in which the Fund may invest.

     Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

     Securities rated Baa and BBB are the lowest which are considered "investment grade" obligations. Moody's Investor Service, Inc. ("Moody's") describes securities rated Baa as "medium-grade" obligations; they are "neither highly protected nor poorly secured . . . [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well." Standard & Poor's Ratings Services ("S&P") describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal . . . [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal .
 . . than in higher rated categories." For a discussion of securities rated below investment grade, see "High Yield Securities ("Junk Bonds")" below.

High Yield Securities ("Junk Bonds")

     Investments in securities rated below investment grade that are eligible for purchase by certain of the Funds and in particular, by the High Yield, Emerging Markets and Convertible Funds are described as "speculative" by both Moody's and S&P. Investment in lower rated corporate debt securities ("high yield securities" or "junk bonds") generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.
PIMCO seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

     The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. PIMCO seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

     The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. PIMCO does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if PIMCO deems it in the best interest of shareholders.

Participation on Creditors Committees

     A Fund (in particular, the High Yield Fund) may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when PIMCO believes that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

Variable and Floating Rate Securities

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The Money Market Fund may invest in a variable rate security having a stated maturity in excess of 397 calendar days if the interest rate will be adjusted, and the Fund may demand payment of principal from the issuers, within the period.

     Each Fund may invest in floating rate debt instruments ("floaters") and (except the Money Market Fund) engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

     Each Fund (except the Money Market Fund) may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Funds have adopted a policy under which no Fund will invest more than 5% of its assets in any combination of inverse floater, interest only ("IO"), or principal only ("PO") securities.

Inflation-Indexed Bonds

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Bonds

     Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

     Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Illiquid Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Convertible Securities

     A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objective. A Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

Warrants to Purchase Securities

     The Funds may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

     A Fund will not invest more than 5% of its net assets, valued at the lower of cost or market, in warrants to purchase securities. Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

Foreign Securities

     Each Fund (except the Low Duration II, Total Return II, Long-Term U.S. Government, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds) may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The Money Market, Commercial Mortgage Securities, GNMA and Total Return Mortgage Funds may invest in securities of foreign issuers only if they are U.S. dollar-denominated. The High Yield Fund may invest up to 15% of its assets in euro-denominated securities.

     Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

     Each Fund (except the Low Duration II, Total Return II, Long-Term U.S. Government, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds) may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay, and Venezuela. In addition, Brazil has concluded a Brady-like plan. It is expected that other countries will undertake a Brady Plan in the future, including Panama and Peru.

     Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

     Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

     Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.

     Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

     A Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

     The Emerging Markets Bond Fund will consider an issuer to be economically tied to a country with an emerging securities market if (1) the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are principally traded in the country's securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half of its assets in that country.

Foreign Currency Transactions

     All Funds that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. Funds may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation with the Trust's custodian of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Funds might be expected to enter into such contracts under the following circumstances:

     Lock In. When PIMCO desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     Cross Hedge. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

     Direct Hedge. If PIMCO wants to a eliminate substantially all of the risk of owning a particular currency, and/or if PIMCO thinks that a Fund can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the bond.

     Proxy Hedge. PIMCO might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

     Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

     It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund's net asset value per share.

     Tax Consequences of Hedging. Under applicable tax law, the Funds may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although the Funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the marked-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Funds and could affect whether dividends paid by the Funds are classified as capital gains or ordinary income.

Foreign Currency Exchange-Related Securities

     Foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     Principal exchange rate linked securities. Principal exchange rate linked securities ("PERLs(SM)") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

     Performance indexed paper. Performance indexed paper ("PIPs(SM)") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Borrowing

     Each Fund may borrow money to the extent permitted under the Investment Company Act of 1940 ("1940 Act"), as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

     Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

     As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Global Bond Fund II has adopted a non-fundamental investment restriction under which the Fund may not borrow in excess of 10% of the value of its total assets and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) or for extraordinary or emergency purposes. Non-fundamental investment restrictions may be changed without shareholder approval.

     A Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 1/3 (for each Fund except the Global Bond Fund II) of a Fund's total assets.

     A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association ("GNMA"), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must:
(1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

     A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities.

     A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks". A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments make on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

Derivative Instruments

     In pursuing their individual objectives the Funds (except the Money Market
Fund) may purchase and sell (write) both put options and call options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts ("futures options") for hedging purposes or as part of their overall investment strategies, except that those Funds that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. The Funds (except the Money Market, Low Duration II, Total Return II, Long-Term U.S. Government, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds) also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds (except the Money Market Fund) also may enter into swap agreements with respect to interest rates and indexes of securities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that the Trustees determine that their use is consistent with the Fund's investment objective.

     The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of PIMCO to forecast interest rates and other economic factors correctly. If PIMCO incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.

     The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If PIMCO incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

     Options on Securities and Indexes. A Fund may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or
(ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees.

     If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Foreign Currency Options. Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     Futures Contracts and Options on Futures Contracts. Each Fund (except the Money Market Fund) may invest in interest rate futures contracts and options thereon ("futures options"), and to the extent it may invest in foreign currency-denominated securities, may also invest in foreign currency futures contracts and options thereon. The Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds may purchase and sell futures contracts on U.S. Government securities and Municipal Bonds, as well as purchase put and call options on such futures contracts. The Convertible, StocksPLUS and StocksPLUS Short Strategy Funds may invest in interest rate, stock index and foreign currency futures contracts and options thereon.

     An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

     A Fund may purchase and write call and put futures options, as specified for that Fund in the Prospectuses. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     To comply with applicable rules of the Commodity Futures Trading Commission ("CFTC") under which the Trust and the Funds avoid being deemed a "commodity pool" or a "commodity pool operator," each Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.
In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.
The transaction costs must also be included in these calculations.

     The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations.
A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Limitations on Use of Futures and Futures Options. In general, the Funds intend to enter into positions in futures contracts and related options only for "bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     To the extent that securities with maturities greater than one year are used to segregate assets to cover a Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund's portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund's portfolio such that the Fund's duration does not exceed the maximum permitted for the Fund in the Prospectuses.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See "Taxation."

     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that the Municipal Bond Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund's holdings of Municipal Bonds (as defined below). Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     Swap Agreements. Each Fund (except the Money Market Fund) may enter into interest rate, index, credit and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. Each Fund may also enter into options on swap agreements ("swap options"). These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement, or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each fund may write (sell) and purchase put and call swap options.

     Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on PIMCO's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

     Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, PIMCO analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

Hybrid Instruments

     A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Accordingly, no Fund will invest more than 5% of its assets in hybrid instruments.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Delayed Funding Loans and Revolving Credit Facilities

     Each Fund (except the Money Market and Municipal Bond Funds) may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

     The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

When-Issued, Delayed Delivery and Forward Commitment Transactions

     Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

     When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

     When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Short Sales

     Certain of the Funds, particularly the StocksPLUS Short Strategy Fund, may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

     When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

     If the price of the security sold short increases between the time of the short sale and the time and the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

     To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of segregated assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. Each Fund, except the StocksPLUS Short Strategy Fund, does not intend to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated assets exceeds one-third of the value of the Fund's net assets. This percentage may be varied by action of the Trustees. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Illiquid Securities

     The Funds may invest up to 15% of their net assets in illiquid securities (10% in the case of the Money Market Fund). The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

     Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Loans of Portfolio Securities

     For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund.

Social Investment Policies

     The Low Duration Fund III and Total Return Fund III will not, as a matter of non-fundamental operating policy, invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals, military equipment, or the operation of gambling casinos. The Funds will also avoid, to the extent possible on the basis of information available to PIMCO, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. Evaluation of any particular issuer with respect to these criteria may involve the exercise of subjective judgment by PIMCO. PIMCO's determination of issuers engaged in such activities at any given time will, however, be based upon its good faith interpretation of available information and its continuing and reasonable best efforts to obtain and evaluate the most current information available, and to utilize such information, as it becomes available, promptly and expeditiously in portfolio management for the Funds. In making its analysis, PIMCO may rely, among other things, upon information contained in such publications as those produced by the Investor Responsibility Research Center, Inc.

                            INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

     Each Fund's investment objective, except for the Global Bond Fund II, as set forth in the Prospectuses under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund.

(1) A Fund may not concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time (except that the Money Market Fund may concentrate its investments in securities or obligations issued by U.S. banks).

(2) A Fund may not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer; (This investment restriction is not applicable to the Real Return Bond, Commercial Mortgage Securities, Global Bond, Global Bond II, Foreign Bond, Emerging Markets Bond, California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds.). For the purpose of this restriction, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issuers of Municipal Bonds.

(3) A Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

(4) A Fund may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit a Fund, subject to restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws (This restriction is not applicable to the Global Bond Fund II, but see non-fundamental restriction "F").

(5) A Fund may borrow money or issue any senior security, only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(6) A Fund may make loans only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(7) A Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(8) Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of each Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.

Non-Fundamental Investment Restrictions

     Each Fund is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) relating to the investment of its assets and activities.

(A) A Fund may not invest more than 15% of the net assets of a Fund (10% in the case of the Money Market Fund) (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain options traded over the counter that a Fund has purchased, securities or other liquid assets being used to cover such options a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in PIMCO's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

(B) A Fund many not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions.

(C) A Fund may not invest more than 5% of the assets of a Fund (taken at market value at the time of investment) in any combination of interest only, principal only, or inverse floating rate securities.

(D) The Global Bond Fund II may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes (Such borrowings will be repaid before any additional investments are purchased.); or pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted above (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances. For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security).

(E) A Fund may not maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in the Prospectuses and in this Statement of Additional Information.

(F) The Global Bond Fund II may not purchase or sell commodities or commodity contracts except that the Fund may purchase and sell financial futures contracts and related options.

     Currency Hedging. In addition, the Trust has adopted a non-fundamental policy pursuant to which each Fund that may invest in securities denominated in foreign currencies, except the Global Bond, and Emerging Markets Bond, and Convertible Funds, will hedge at least 75% of its exposure to foreign currency using the techniques described in the Prospectuses. There can be no assurance that currency hedging techniques will be successful.

     Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund (except the Global Bond Fund II), such excess shall be subject to the 300% asset coverage requirement.

     To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund.

     The staff of the SEC has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Funds have adopted an investment policy pursuant to which a Fund will not purchase or sell OTC options if, as a result of such transactions, the sum of: 1) the market value of OTC options currently outstanding which are held by the Fund, 2) the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and 3) margin deposits on the Fund's existing OTC options on futures contracts, exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy is not a fundamental policy of the Funds and may be amended by the Trustees without the approval of shareholders. However, the Funds will not change or modify this policy prior to the change or modification by the SEC staff of its position.

     Unless otherwise indicated, all limitations applicable to Fund investments (as stated above and elsewhere in this Statement of Additional Information) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund's investment portfolio, resulting from market fluctuations or other changes in a Fund's total assets will not require a Fund to dispose of an investment until PIMCO determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, PIMCO will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     The Funds interpret their policies with respect to borrowing and lending to permit such activities as may be lawful for the Funds, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC. The Funds have filed an application seeking an order from the SEC to permit the Funds to enter into transactions among themselves with respect to the investment of daily cash balances of the Funds in shares of the Money Market Fund, as well as the use of daily excess cash balances of the Money Market Fund in inter-fund lending transactions with the other Funds for temporary cash management purposes. The interest paid by a Fund in such an arrangement will be less than that otherwise payable for an overnight loan, and will be in excess of the overnight rate the Money Market Fund could otherwise earn as lender in such a transaction.

Non-Fundamental Operating Policies Relating to the Sale of Shares of Total Return Fund in Japan

     In connection with an offering of Administrative Class shares of the Total Return Fund in Japan, the Trust has adopted the following non-fundamental operating policies (which may be changed without shareholder approval) with respect to the Total Return Fund. These non-fundamental policies will remain in effect only so long as (i) they are required in accordance with standards of the Japanese Securities Dealers Association and (ii) shares of the Total Return Fund are being offered in Japan.

(1) The Trust will not sell shares of the Total Return Fund in Japan except through PIMCO Funds Distributors LLC.

(2) The Trust has appointed, and will maintain the appointment of, a bank or trust company as the place for safe-keeping of its assets in connection with the Total Return Fund.

(3) The Tokyo District Court shall have the jurisdiction over any and all litigation related to transactions in any class of shares of the Total Return Fund acquired by Japanese investors as required by Article 26, Item 4 of the Rules Concerning Transactions of Foreign Securities of the Japan Securities Dealers Association.

(4) The Total Return Fund may not make short sales of securities or maintain a short position for the account of the Fund unless the total current value of the securities being the subject of short sales or of the short position is equal to or less than the net asset value of the Total Return Fund.

(5) The Total Return Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, except for extraordinary or emergency purposes, such as in the case of a merger, amalgamation or the like.

(6) The Total Return Fund may not acquire more than 50% of the outstanding voting securities of any issuer, if aggregated with the portion of holding in such securities by any and all other mutual funds managed by PIMCO.

(7) The Total Return Fund may not invest more than 15% of its total assets in voting securities privately placed, mortgage securities or unlisted voting securities which cannot be readily disposed of. This restriction shall not be applicable to securities determined by PIMCO to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable.

(8) None of the portfolio securities of the Total Return Fund may be purchased from or sold or loaned to any Trustee of the Trust, PIMCO, acting as investment adviser of the Trust, or any affiliate thereof or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of PIMCO, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or
     (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

     All percentage limitations on investments described in the restrictions relating to the sale of shares in Japan will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. If any violation of the foregoing investment restrictions occurs, the Trust will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Trust and the only remedy in respect of the violation.

     If any of the foregoing standards shall, at any time when shares of the Total Return Fund are being offered for subscription by the Trust in Japan or thereafter, no longer be required in accordance with the standards of the Japanese Securities Dealers Association, then such standards shall no longer apply.

                            MANAGEMENT OF THE TRUST

Trustees and Officers

     The business of the Trust is managed under the direction of the Trust's Board of Trustees. Subject to the provisions of the Trust's Declaration of Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

     The Trustees and Executive Officers of the Trust, their ages, their business address and a description of their principal occupations during the past five years are listed below. Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.



                              Position with                        Principal Occupation(s)
Name, Address and Age           the Trust                         During the Past Five Years
--------------------------------------------------------------------------------------------------------

Brent R. Harris*            Chairman of the                Managing Director, PIMCO; Board of Governors,
Age 41                      Board and Trustee              Investment Company Institute; Chairman and
                                                           Director, PIMCO Commercial Mortgage
                                                           Securities Trust, Inc.; Chairman and Trustee,
                                                           PIMCO Variable Insurance Trust.

R. Wesley Burns*            President and Trustee          Managing Director, PIMCO; President and
Age 40                                                     Director, PIMCO Commercial Mortgage
                                                           Securities Trust, Inc.; President and
                                                           Trustee, PIMCO Variable Insurance Trust;
                                                           Executive Vice President, PIMCO Funds:
                                                           Multi-Manager Series. Formerly Executive Vice
                                                           President, PIMCO.


                                Position with              Principal Occupation(s)
Name, Address and Age             the Trust               During the Past Five Years
----------------------------------------------------------------------------------------------

Guilford C. Babcock              Trustee         Associate Professor of Finance, University of
1500 Park Place                                  Southern California; Director, PIMCO
San Marino, California 91108                     Commercial Mortgage Securities Trust, Inc.;
Age 69                                           Trustee, PIMCO Variable Insurance Trust;
                                                 Director, Growth Fund of America and
                                                 Fundamental Investors Fund of the Capital
                                                 Group; Director, Good Hope Medical Foundation.

E. Philip Cannon                 Trustee         Proprietor, Cannon & Company, an affiliate of
3838 Olympia                                     Inverness Management LLC, a private equity
Houston, Texas 77019                             investment firm;  Director, PIMCO Commercial
Age 59                                           Mortgage Securities Trust, Inc.; Trustee,
                                                 PIMCO Variable Insurance Trust; Trustee of
                                                 PIMCO Funds:  Multi-Manager Series.
                                                 Formerly, Headmaster, St. John's School,
                                                 Houston, Texas; Trustee of PIMCO Advisors
                                                 Funds ("PAF") and Cash Accumulation Trust
                                                 ("CAT"); General Partner, J.B. Poindexter &
                                                 Co., Houston, Texas, a private equity
                                                 investment firm; and Partner, Iberia
                                                 Petroleum Company, an oil and gas production
                                                 company.

Vern O. Curtis                   Trustee         Private Investor; Director, PIMCO Commercial
14158 N.W. Bronson Creek Dr.                     Mortgage Securities Trust, Inc.; Trustee,
Portland, Oregon 97229                           PIMCO Variable Insurance Trust; Director,
Age 66                                           Public Storage Business Parks, Inc., a Real
                                                 Estate Investment Trust; Director, Fresh
                                                 Choice, Inc. (restaurant company)  Formerly
                                                 charitable work, The Church of Jesus Christ
                                                 of Latter-day Saints.


                                Position with               Principal Occupation(s)
Name, Address and Age             the Trust                During the Past Five Years
----------------------------------------------------------------------------------------------

J. Michael Hagan                   Trustee        Private Investor; Director, PIMCO Commercial
6 Merced                                          Mortgage Securities Trust, Inc.; Trustee,
San Clemente, California 92673                    PIMCO Variable Insurance Trust.  Board of
Age 61                                            Directors for Ameron International
                                                  (manufacturing), Freedom Communications,
                                                  Remedy Temp (staffing) and Saint Gobain
                                                  Company.  Member of the Board of Regents at
                                                  Santa Clara University, the Board of Taller
                                                  San Jose, and the Board of Trustees of the
                                                  South Coast Repertory Theater.  Formerly,
                                                  Chairman and CEO, Furon Company
                                                  (manufacturing).

Thomas P. Kemp                     Trustee        Private Investor; Director, PIMCO Commercial
1141 Marine Drive                                 Mortgage Securities Trust, Inc.; Trustee,
Laguna Beach, California 92651                    PIMCO Variable Insurance Trust. Formerly
Age 69                                            Co-Chairman, U.S. Committee to Assist Russian
                                                  Reform; Director, Union Financial Corp.

William J. Popejoy                 Trustee        President, Pacific Capital Investors;
29 Chatham Court                                  Chairman, PacPro (vinyl assembly products;
Newport Beach, California 92660                   formerly Western Printing); Director, PIMCO
Age 62                                            Commercial Mortgage Securities Trust, Inc.;
                                                  Trustee, PIMCO Variable Insurance Trust.
                                                  Formerly Director, California State Lottery;
                                                  Chief Executive Officer, Orange County,
                                                  California.

Michael G. Dow                     Senior Vice    Senior Vice President, PIMCO.  Formerly Fixed
Age 36                             President      Income Specialist, Salomon Brothers, Inc.;
                                                  Vice President Operations, Citibank NA Global
                                                  Consumer Banking Group.

William H. Gross                   Senior Vice    Managing Director, PIMCO; Senior Vice
Age 56                             President      President, PIMCO Variable Insurance Trust.

Margaret Isberg                    Senior Vice    Managing Director, PIMCO.
Age 43                             President


                                Position with                   Principal Occupation(s)
Name, Address and Age             the Trust                   During the Past Five Years
--------------------------------------------------------------------------------------------------

Jeffrey M. Sargent               Senior Vice           Senior Vice President and Manager of
Age 37                           President             Investment Operations Shareholder Services,
                                                       PIMCO; Senior Vice President, PIMCO
                                                       Commercial Mortgage Securities Trust, Inc.
                                                       and PIMCO Variable Insurance Trust; Vice
                                                       President, PIMCO Funds: Multi-Manager Series.
                                                       Formerly, Vice President, PIMCO.

Leland T. Scholey                Senior Vice           Senior Vice President, PIMCO.  Formerly Vice
Age 47                           President             President, PIMCO.

Raymond C. Hayes                 Vice President        Vice President, PIMCO.  Formerly Marketing
Age 55                                                 Director, Pacific Financial Asset Management
                                                       Corporation.

Thomas J. Kelleher, III          Vice President        Vice President, PIMCO.  Previously associated
Age 49                                                 with Delaware Trust, Mellon Bank and Girard
                                                       Trust (bank trust departments).

Henrik P. Larsen                 Vice President        Vice President and Manager, Fund
Age 30                                                 Administration, PIMCO; Vice President, PIMCO
                                                       Commercial Mortgage Securities Trust, Inc.
                                                       and PIMCO Variable Insurance Trust. Formerly
                                                       Supervisor, PIMCO.

Daniel T. Ludwig                 Vice President        Account Manager, PIMCO. Formerly Vice
Age 41                                                 President, Fidelity Investments;
                                                       Institutional Sales Representative, CS First
                                                       Boston.

Andre Mallegol                   Vice President        Vice President, PIMCO.  Formerly associated
Age 34                                                 with Fidelity Investments Institutional
                                                       Services Company.

Scott Millimet                   Vice President        Vice President, PIMCO.  Formerly Executive
Age 42                                                 Vice President with Back Bay Advisors.

James F. Muzzy                   Vice President        Managing Director, PIMCO; Senior Vice
Age 61                                                 President, PIMCO Variable Insurance Trust.

Douglas J. Ongaro                Vice President        Vice President, PIMCO.  Formerly Regional
Age 39                                                 Marketing Manager, Charles Schwab & Co., Inc.


                                Position with                    Principal Occupation(s)
Name, Address and Age             the Trust                     During the Past Five Years
------------------------------------------------------------------------------------------------------

David J. Pittman                 Vice President          Vice President, PIMCO.  Formerly a senior
Age 52                                                   executive with Bank of America, the Northern
                                                         Trust Co. and NationsBank.

Mark A. Romano                   Vice President          Vice President, PIMCO.  Previously associated
Age 42                                                   with Wells Fargo's institutional money
                                                         management group and First Interstate's
                                                         Pacifica family of mutual funds.

William S. Thompson, Jr.         Vice President          Chief Executive Officer and Managing
Age 55                                                   Director, PIMCO; Senior Vice President, PIMCO
                                                         Variable Insurance Trust; Vice President,
                                                         PIMCO Commercial Mortgage Securities Trust,
                                                         Inc.

John P. Hardaway                 Treasurer               Senior Vice President, PIMCO; Treasurer,
Age 43                                                   PIMCO Commercial Mortgage Securities Trust,
                                                         Inc., PIMCO Funds: Multi-Manager Series and
                                                         PIMCO Variable Insurance Trust.  Formerly
                                                         Vice President, PIMCO.

Garlin G. Flynn                  Secretary               Specialist, PIMCO; Secretary, PIMCO
Age 54                                                   Commercial Mortgage Securities Trust, Inc.
                                                         and PIMCO Variable Insurance Trust; Assistant
                                                         Secretary, PIMCO Funds: Multi-Manager Series.
                                                         Formerly Senior Fund Administrator, PIMCO.

Joseph D. Hattesohl              Assistant Treasurer     Vice President and Manager of Financial
Age 36                                                   Reporting and Taxation, PIMCO; Assistant
                                                         Treasurer, PIMCO Funds: Multi-Manager Series,
                                                         PIMCO Commercial Mortgage Securities Trust,
                                                         Inc. and PIMCO Variable Insurance Trust.

Michael J. Willemsen             Assistant Secretary     Manager, PIMCO; Assistant Secretary, PIMCO
Age 40                                                   Commercial Mortgage Securities Trust, Inc.
                                                         and PIMCO Variable Insurance Trust.  Formerly
                                                         Project Lead, PIMCO.

___________________

     *Each of Mr. Harris and Mr. Burns is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with PIMCO.

Compensation Table

     The following table sets forth information regarding compensation received by the Trustees for the fiscal year ended March 31, 2000.

                                     Aggregate        Total Compensation from
                                   Compensation        Trust and Fund Complex
    Name and Position              from Trust/1/        Paid to Trustees/2/
    -----------------              -------------      -----------------------
Guilford C. Babcock                    $55,000                 $74,000
Trustee

E. Philip Cannon                         0/3/                  $63,753/4/
Trustee

Vern O. Curtis                         $59,000                 $80,750
Trustee

J. Michael Hagan                         0/3/                     0/3/
Trustee

Thomas P. Kemp                         $57,500                 $78,250
Trustee

William J. Popejoy                     $57,500                 $78,250
Trustee

/1/ Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $45,000 plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $1,500. For the fiscal year ended March 31, 2000, the unaffiliated Trustees as a group received compensation in the amount of $231,546.

/2/ Each Trustee also serves as a Director of PIMCO Commercial Mortgage
    Securities Trust, Inc., a registered closed-end management investment company, and as a Trustee of PIMCO Variable Insurance Trust, a registered open-end management investment company. For their services to PIMCO Commercial Mortgage Securities Trust, Inc., the Directors listed above received an annual retainer of $6,000 plus $1,000 for each Board of Directors meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Director serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $500. For the fiscal year ended December 31, 1999, the unaffiliated Directors as a group received compensation in the amount of $42,786.

     The Trustees listed above, for their services as Trustees of PIMCO Variable Insurance Trust, receive an annual retainer of $4,000 plus $1,500 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $500. For the fiscal year ended December 31, 1999, the unaffiliated Trustees as a group received compensation in the amount of $41,786.

/3/ Messrs. Cannon and Hagan joined the Board on May 16, 2000 and therefore received no compensation from the Trust for the fiscal year ending March 31, 2000. Messrs. Cannon and Hagan also received no compensation from PIMCO Variable Insurance Trust or PIMCO Commercial Mortgage Securities Trust, Inc. for the fiscal year ended December 31, 1999.

/4/ Mr. Cannon also serves as a Trustee of PIMCO Funds: Multi-Manager Series which has adopted a deferred compensation plan. Mr. Cannon elected to have $63,750 in compensation deferred from that Trust.

Investment Adviser

     Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, serves as investment adviser to the Funds pursuant to an investment advisory contract ("Advisory Contract") between PIMCO and the Trust. PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). PIMCO Advisors
was organized as a limited partnership under Delaware law in 1987.   PIMCO
Advisors' sole general partner is Pacific-Allianz Partners LLC. Pacific-Allianz Partners LLC is a Delaware limited liability company with two members, Allianz GP Sub LLC, a Delaware limited liability company and Pacific Asset Management LLC, a Delaware limited liability company. Allianz GP Sub LLC is a wholly-owned subsidiary of Allianz of America, Inc., which is wholly owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual Holding Company.

PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. PIMCO had approximately $199.3 billion of assets under management as of June 30, 2000.

     On May 5, 2000 the general partners of PIMCO Advisors closed the transactions contemplated by the Implementation and Merger Agreement dated as of October 31, 1999 ("Implementation Agreement"), as amended March 3, 2000, with Allianz of America, Inc., Pacific Asset Management LLC, PIMCO Partners, LLC, PIMCO Holding LLC, PIMCO Partners, G.P., and other parties to the Implementation Agreement. As a result of completing these transactions, PIMCO Advisors is now majority-owned indirectly by Allianz AG, with subsidiaries of Pacific Life Insurance Company retaining a significant minority interest. Allianz AG is a German based insurer. Pacific Life Insurance Company is a Newport Beach, California based insurer.

     In connection with the closing, Allianz of America entered into a put/call arrangement for the possible disposition of Pacific Life's indirect interest in PIMCO Advisors. The put option held by Pacific Life will allow it to require Allianz of America, on the last business day of each calendar quarter following the closing, to purchase at a formula-based price all of the PIMCO Advisors' units owned directly or indirectly by Pacific Life. The call option held by Allianz of America will allow it, beginning January 31, 2003 or upon a change in control of Pacific Life, to require Pacific Life to sell or cause to be sold to Allianz of America, at the same formula-based price, all of the PIMCO Advisors' units owned directly or indirectly by Pacific Life. Allianz AG's address is Koniginstrasse 28, D-80802, Munich, Germany.

     Allianz AG, the parent of Allianz of America, is a publicly traded German company which, together with its subsidiaries, comprises the world's second largest insurance company as measured by premium income. Allianz AG is a leading provider of financial services, particularly in Europe, and is represented in 68 countries world-wide through subsidiaries, branch and representative offices, and other affiliated entities. As of June 30, 2000, the Allianz Group (including PIMCO) had assets under management of more than $650 billion, and in its last fiscal year wrote approximately $50 billion in gross insurance premiums.

     Significant institutional shareholders of Allianz AG currently include Dresdner Bank AG, Deutsche Bank AG, Munich Reinsurance and HypoVereinsbank. BNP Paribas, Credit Lyonnais, Munich Reinsurance, HypoVereinsbank, Dresdner Bank AG and Deutsche Bank AG, as well as certain broker-dealers that might be controlled by or affiliated with these entities, such as DB Alex. Brown LLC, Deutsche Bank Securities, Inc. and Dresdner Klienwort Benson North America LLC (collectively, the "Affiliated Brokers"), may be considered to be affiliated persons of PIMCO. Absent an SEC exemption or other relief, the Funds generally are precluded from effecting principal transactions with the Affiliated Brokers, and its ability to purchase securities being underwritten by an Affiliated Broker or to utilize the Affiliated Brokers for agency transactions is subject to restrictions. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above materially adversely affect its ability to provide services to the Funds, the Funds' ability to take advantage of market opportunities, or the Funds' overall performance.

Advisory Agreement

     PIMCO is responsible for making investment decisions and placing orders for the purchase and sale of the Trust's investments directly with the issuers or with brokers or dealers selected by it in its discretion. See "Portfolio Transactions." PIMCO also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Fund.

     Under the terms of the Advisory Contract, PIMCO is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of PIMCO to the Trust are not exclusive under the terms of the Advisory Contract. PIMCO is free to, and does, render investment advisory services to others. The current Advisory Contract was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties ("Independent Trustees"), at a meeting held on December 1, 1999, as supplemented from time to
                                                      ------------
time.

     PIMCO is responsible for determining how the assets of the Strategic Balanced Fund are allocated and reallocated from time to time between the Underlying Funds. The Fund does not pay any fees to PIMCO in return for these services under the Advisory Agreement. The Fund does, however, indirectly pay a proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.

     The Advisory Contract will continue in effect on a yearly basis provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the Independent Trustees. The Advisory Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by PIMCO, on 60 days' written notice by either party to the contract and will terminate automatically if assigned.

     PIMCO currently receives a monthly investment advisory fee from each Fund at an annual rate based on average daily net assets of the Funds as follows:

                                                                       Advisory
Fund                                                                   --------
----                                                                   Fee Rate
                                                                       --------
Money Market Fund........................................................0.15%
Short Duration Municipal Income Fund.....................................0.20%
Commercial Mortgage Securities, Convertible, StocksPLUS
  and StocksPLUS Short Strategy Funds....................................0.40%
Emerging Markets Bond Fund...............................................0.45%
All other Funds..........................................................0.25%

     For the fiscal years ended March 31, 2000, 1999, and 1998, the aggregate amount of the advisory fees paid by each operational Fund was as follows:

                                                      Year Ended              Year Ended       Year Ended
Fund                                                    3/31/00                 3/31/00          3/31/98
----                                                  -----------            -----------       -----------
Money Market Fund                                     $   754,997            $   364,480       $   205,384
Short-Term Fund                                         1,610,960              1,163,042           487,226
Low Duration Fund                                      10,480,477              8,636,635         7,416,427
Low Duration Fund II                                    1,154,518              1,060,930           869,853
Low Duration Fund III                                      69,310                 61,917            32,700
GNMA                                                       10,454                  9,728             5,914
Moderate Duration Fund                                    859,866                685,876           294,466
Real Return Bond Fund                                     286,410                 37,011            18,838
Total Return Fund                                      72,341,826             55,229,968        38,327,843
Total Return Fund II                                    2,997,701              2,107,392         1,145,766
Total Return Fund III                                   1,435,291              1,045,573           701,110
Total Return Mortgage Fund                                 10,026                  9,766             5,679
High Yield Fund                                         8,796,696              6,323,956         3,670,999
Long-Term U.S. Government Fund                            863,294                419,981           117,242
Short Duration Municipal Income Fund                       12,387                    N/A               N/A
Municipal Bond Fund                                       140,711                107,083               N/A
California Intermediate Municipal Bond Fund                 6,312                    N/A               N/A
New York Municipal Fund Bond                                4,402                    N/A               N/A
Global Bond Fund                                          682,166                666,901           642,260
Global Bond Fund II                                       143,465                106,821            50,123
Foreign Bond Fund                                       1,455,350              1,325,590           811,698
Emerging Markets Bond Fund                                 86,725                 19,121            11,365
Strategic Balanced Fund                                   526,900                201,742           117,547
Convertible Fund                                          266,262                    N/A               N/A
StocksPLUS Fund                                         5,710,564              3,432,600         1,919,328

Fund Administrator


     PIMCO also serves as Administrator to the Funds pursuant to an administration agreement (the "Administration Agreement") with the Trust. PIMCO provides the Funds with certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other Fund service providers. PIMCO may in turn use the facilities or assistance of its affiliates to provide certain services under the Administration Agreement, on terms agreed between PIMCO and such affiliates. The administrative services provided by PIMCO include but are not limited to: (1) shareholder servicing functions, including preparation of shareholder reports and communications, (2) regulatory compliance, such as reports and filings with the SEC and state securities commissions, and (3) general supervision of the operations of the Funds, including coordination of the services performed by the Funds' transfer agent, custodian, legal counsel, independent accountants, and others. PIMCO (or an affiliate of PIMCO) also furnishes the Funds with office space facilities required for conducting the business of the Funds, and pays the compensation of those officers, employees and Trustees of the Trust affiliated with PIMCO. In addition, PIMCO, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Funds, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. PIMCO has contractually agreed to provide these services, and to bear these expenses, at the following rates for each Fund (each expressed as a percentage of the Fund's average daily net assets attributable to its classes of shares on an annual basis):


                                                               Administrative Fee Rate
                                                               -----------------------
                                           Institutional and
                                             Administrative
                                           -----------------     Class A,                        Class J
Fund                                            Class            B and C          Class D*        and K
----                                            -----            -------          --------       -------
Money Market                                     0.20%           0.35%            0.45%           0.25%
Short-Term Fund                                  0.20%           0.35%            0.50%           0.25%
Low Duration and Total Return                    0.18%           0.40%            0.50%           0.25%
    Funds
Moderate Duration Fund                           0.20%           0.40%            0.65%           0.25%
Short Duration Municipal Income                  0.19%           0.35%            0.60%           0.25%
Municipal Bond Fund                              0.25%           0.35%            0.60%           0.25%
California Intermediate Municipal                0.24%           0.35%            0.60%           0.25%
 Bond, California Municipal Bond and
 New York Municipal Bond Funds
Global Bond and Global Bond II                    0.30%          0.45%            0.70%           0.30%
    Funds
Foreign Bond Fund                                 0.25%          0.45%            0.70%           0.25%
Emerging Markets Bond Fund                        0.40%          0.55%            0.80%           0.30%
Strategic Balanced Fund                           0.05%          0.40%            0.40%           0.25%
All other Funds                                   0.25%          0.40%            0.65%           0.25%
------------------------------------------------

* As described below, the Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

     Except for the expenses paid by PIMCO, the Trust bears all costs of its operations. The Funds are responsible for: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses").

     Class-specific expenses include distribution and service fees payable with respect to different classes of shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust's Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act and subject to review and approval by the Trustees.

     The Administration Agreement may be terminated by the Trustees, or by a vote of a majority of the outstanding voting securities of the Trust, Fund, or Class as applicable, at any time on 60 days' written notice. Following the expiration of the one-year period commencing with the effectiveness of the Administration Agreement, it may be terminated by PIMCO, also on 60 days' written notice.

     The Strategic Balanced Fund indirectly pays a proportionate share of the administrative fees paid to PIMCO by the Underlying Funds in which the Fund invests.

     The Administration Agreement is subject to annual approval by the Board, including a majority of the Trust's Independent Trustees (as that term is defined in the 1940 Act). The current Administration Agreement, dated May 5, 2000, was approved by the Board of Trustees, including all of the Independent Trustees at a meeting held on December 1, 1999. In approving the Administration Agreement, the Trustees determined that: (1) the Administration Agreement is in the best interests of the Funds and their shareholders; (2) the services to be performed under the Agreement are services required for the operation of the Funds; (3) PIMCO is able to provide, or to procure, services for the Funds which are at least equal in nature and quality to services that could be provided by others; and (4) the fees to be charged pursuant to the Agreement are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

     For the fiscal years ended March 31, 2000, 1999, and 1998, the aggregate amount of the administrative fees paid by each operational Fund was as follows:


                                                      Year Ended              Year Ended       Year Ended
Fund                                                    3/31/00                 3/31/00          3/31/00
----                                                  -----------            -----------       -----------
Money Market Fund                                    $ 1,325,685            $   731,013          $   423,936
Short-Term Fund                                        1,445,630              1,024,794              410,894
Low Duration Fund                                      8,469,311              6,841,437            5,665,996
Low Duration Fund II                                   1,154,518              1,060,930              869,853
Low Duration Fund III                                     69,259                 61,917               32,700
GNMA                                                      10,454                  9,728                5,914
Moderate Duration Fund                                   687,893                548,701              235,572
Real Return Bond Fund                                    333,697                 48,397               21,841
Total Return Fund                                     58,764,667             43,425,035           29,219,721
Total Return Fund II                                   2,997,701              2,107,391            1,145,766
Total Return Fund III                                  1,435,291              1,045,572              701,110
Total Return Mortgage Fund                                10,179                  9,937                5,679

                                        Year Ended     Year Ended   Year Ended
Fund                                      3/31/00       3/31/00       3/31/00
----                                    -----------   -----------   -----------
High Yield Fund                         10,201,282     7,243,110      4,258,485
Long-Term U.S. Government Fund           1,007,625       508,159        130,444

Short Duration Municipal Income             11,770           N/A            N/A
   Fund
Municipal Bond Fund                        189,404       145,118            N/A
California Intermediate Municipal            6,412           N/A            N/A
   Bond Fund
New York Municipal Bond Fund                 4,234           N/A            N/A
Global Bond Fund                           818,605       800,281        770,719
Global Bond Fund II                        192,384       151,390         87,617
Foreign Bond Fund                        1,668,942     1,454,801        849,691
Emerging Markets Bond Fund                  79,064        18,034         10,526
Strategic Balanced Fund                    353,282       126,263         73,467
Convertible Fund                           172,987           N/A            N/A
StocksPLUS Fund                          4,783,693     2,757,948      1,392,509

     Under the Administration Agreement, the Administrator or an affiliate may pay financial service firms a portion of the Class D administration fees in return for the firms' services (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to Class D shares purchase through such firms). The Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act to allow for payment of up to 0.25% per annum of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services. See "Distribution of Trust Shares - Plan for Class D Shares."

                          DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

     PIMCO Funds Distributors LLC (the "Distributor") serves as the principal underwriter of each class of the Trust's shares pursuant to a distribution contract ("Distribution Contract") with the Trust which is subject to annual approval by the Board. The Distributor is a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund or class without penalty, at any time, by the Fund or class by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares.

     The Distribution Contract will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Contract, the Administration Agreement or the Distribution and/or Servicing Plans described below; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trust offers eight classes of shares: Class A, Class B, Class C, Class D, Class J, Class K, the Institutional Class and the Administrative Class.

     Class A, Class B and Class C shares of the Trust are offered through firms ("participating brokers") which are members of the National Association of Securities Dealers, Inc. ("NASD"), and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

     Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment advisors, with which the Distributor has an agreement for the use of PIMCO Funds: Pacific Investment Management Series in particular investment products, programs or accounts for which a fee may be charged.

     Class J and Class K shares are offered only to non-U.S. investors outside the United States. Class J and Class K shares are offered through foreign broker dealers, banks and other financial institutions and are offered to non-U.S. investors as well as though various non-U.S. investment products, programs or accounts for which a fee may be charged by investment intermediaries in addition to those described in the Prospectus and SAI.

     Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customer's investment in the Funds.) Administrative Class shares are offered primarily through employee benefit plans alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

     The Trust has adopted an Amended and Restated Multi-Class Plan ("Multi-Class Plan") pursuant to Rule 18f-3 under the 1940 Act. Under the Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation;
(b) each class of shares bears any class-specific expenses allocated to it; and
(c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

Initial Sales Charge and Contingent Deferred Sales Charge

     As described in the Class A, B and C Prospectus under the caption "Investment Options (Class A, B and C Shares)," Class A shares of the Trust (except with respect to the Money Market Fund) are sold pursuant to an initial sales charge, which declines as the amount of purchase reaches certain defined levels. For the fiscal years ended March 31, 2000, March 31, 1999 and March 31, 1998, the Distributor received an aggregate of $4,625,293, $6,227,864, and $2,598,104, respectively, and retained $618,123, $750,751, and $186,443, respectively, in initial sales charges paid by Class A shareholders of the Trust.

     As described in the Class A, B and C Prospectus under the caption "Investment Options (Class A, B and C Shares)," a contingent deferred sales charge is imposed upon certain redemptions of the Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Institutional Class or Administrative Class shares. Because contingent deferred sales charges are calculated on a fund-by-fund basis, shareholders should consider whether to exchange shares of one fund for shares of another fund prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemptions.

     During the fiscal years ended March 31, 2000, March 31, 1999 and March 31, 1998, the Distributor received the following aggregate amounts in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds:

                        Year Ended         Year Ended         Year Ended
                         3/31/00            3/31/99             3/31/98
                        ----------         ----------         ----------
Class A                  $  337,940         $   37,142          $ 37,724

Class B                   5,822,553          1,653,443           694,715

Class C                   1,077,578            543,223           246,969


     In certain cases described in the Class A, B and C Prospectus, the contingent deferred sales charge is waived on redemptions of Class A, Class B or Class C shares for certain classes of individuals or entities on account of (i) the fact that the Trust's sales-related expenses are lower for certain of such classes than for classes for which the contingent deferred sales charge is not waived, (ii) waiver of the contingent deferred sales charge with respect to certain of such classes is consistent with certain Internal Revenue Code policies concerning the favored tax treatment of accumulations, and (iii) with respect to certain of such classes, considerations of fairness, and competitive and administrative factors.

Distribution and Servicing Plans for Class A, Class B and Class C Shares

     As stated in the text of the Class A, B and C Prospectus under the caption "Management of the Trust--Distribution and Servicing (12b-1) Plans," Class A, Class B and Class C shares of the Trust are continuously offered through participating brokers which are members of the NASD and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

     Pursuant to separate Distribution and Servicing Plans for Class A, Class B and Class C shares (the "Retail Plans"), as described in the Class A, B and C Prospectus, in connection with the distribution of Class B and Class C shares of the Trust, the Distributor receives certain distribution fees from the Trust, and in connection with personal services rendered to Class A, Class B and Class C shareholders of the Trust and the maintenance of shareholder accounts, the Distributor receives certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B and Class C shares as to which no distribution and servicing fees were paid on account of such limitations. As described in the Class A, B and C Prospectus, the Distributor pays (i) all or a portion of the distribution fees it receives from the Trust to participating and introducing brokers, and (ii) all or a portion of the servicing fees it receives from the Trust to participating and introducing brokers, certain banks and other financial intermediaries.

     The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries in connection with the sale of Class B and Class C shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year's distribution and servicing fee is generally paid at the time of sale. Pursuant to a Distribution Contract with the Trust, with respect to each Fund's Class A, Class B and Class C shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.

     The Retail Plans were adopted pursuant to Rule 12b-l under the 1940 Act and are of the type known as "compensation" plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

     The distribution fee applicable to Class B and Class C shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B or Class C shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B or Class C shares, printing of prospectuses and reports for other than existing Class B or Class C shareholders, advertising, and preparation, printing and distribution of sales literature. The servicing fee, applicable to Class A, Class B and Class C shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund's shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders' needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

     Many of the Distributor's sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to the other Funds' shares of the same class. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:


                                    Servicing         Distribution
Class A                              Fee(1)              Fee(1)
-----------------------------------------------------------------------
Money Market Fund                   0.10%                  N/A
-----------------------------------------------------------------------
All other Funds                     0.25%                  None

Class B(2)
-----------------------------------------------------------------------
All Funds                           0.25%                  None

Class C - Shares purchased on or after 7/1/91(3)
-----------------------------------------------------------------------
Money Market Fund                   0.10%                  0.00%
-----------------------------------------------------------------------
Short-Term and Short Duration       0.25%                  0.25%
 Municipal Income Funds
-----------------------------------------------------------------------
Low Duration, Real Return Bond,     0.25%                  0.45%
Municipal Bond, California
Intermediate Municipal Bond,
California Municipal Bond, New
York Municipal Bond and
StocksPLUS Funds
-----------------------------------------------------------------------
All other Funds                     0.25%                  0.65%


Class C - Shares purchased before 7/1/91
-----------------------------------------------------------------------
Money Market Fund                   0.10%                  0.00%
-----------------------------------------------------------------------
All other Funds                     0.25%                  None


1. Applies, in part, to Class A, Class B and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in a transaction which took place on January 17, 1997.
2.   Payable only with respect to shares outstanding for one year or more.
3. Payable only with respect to shares outstanding for one year or more except in the case of shares for which no payment is made to the party at the time of sale.

     The Distributor may from time to time pay additional cash bonuses or other incentives to selected participating brokers in connection with the sale or servicing of Class A, Class B and Class C shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds together or a particular class of shares, during a specific period of time. The Distributor currently expects that such additional bonuses or incentives will not exceed .50% of the amount of any sale. Pacific Investment Management (in its capacity as administrator) may also pay participating brokers and other intermediaries for sub-transfer agency and other services.

     If in any year the Distributor's expenses incurred in connection with the distribution of Class B and Class C shares and, for Class A, Class B and Class C shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when the distribution and/or servicing fees exceed the Distributor's expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

     Each Retail Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract ("Disinterested Trustees") or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Disinterested Trustees cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Disinterested Trustees.

     The Retail Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Disinterested Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

     The Retail Plans went into effect for the Trust in January 1997. If a Retail Plan is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trustees believe that the Retail Plans will provide benefits to the Trust. The Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the Funds' expenses are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to Portfolio Managers. From time to time, expenses of the Distributor incurred in connection with the sale of Class B and Class C shares of the Funds, and in connection with the servicing of Class B and Class C shareholders of the Funds and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class B and Class C shares.

Payments Pursuant to Class A Plan

     For the fiscal years ended March 31, 2000, March 31, 1999, and March 31, 1998, the Trust paid the Distributor an aggregate of $6,082,941, $3,158,937, and $1,180,030, respectively, pursuant to the Distribution and Servicing Plan for Class A shares, of which the indicated amounts were attributable to the following Funds:

                                    Year Ended           Year Ended            Year Ended
Fund                                  3/31/00              3/31/99              3/31/98
----                                -----------          ----------             --------
Money Market Fund                   $   109,208           $   79,137             $ 38,216
Short-Term Fund                         209,633              123,595               23,033
Low Duration Fund                       566,330              382,868              192,859
Real Return Fund                         25,380                6,053                1,143
Total Return Fund                     4,053,760            1,980,636              679,157
High Yield Fund                         471,207              234,956              121,858
Long-Term U.S. Government Fund           81,888               39,481                8,199
Global Bond Fund II                       6,937               12,179               20,868
Foreign Bond Fund                       107,878               52,053               10,245
Emerging Markets Bond Fund                  587                  498                  316
Municipal Bond Fund                      22,682               14,101                    0
California Intermediate Municipal           795                  N/A                  N/A
   Bond Fund
New York Municipal Bond Fund                 12                  N/A                  N/A
Strategic Balanced Fund                   6,235                  N/A                  N/A
Convertible Fund                          3,505                  N/A                  N/A
StocksPLUS Fund                         416,904              233,380               84,136

     During the fiscal year ended March 31, 2000, the amounts collected pursuant to the Distribution and Servicing Plan for Class A shares were used as follows: sales commissions and other compensation to sales personnel, $4,927,182; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $1,155,759. These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:


                                                          Sales Material
                                                             and Other
Fund                                    Compensation         Expenses            Total
----                                    ------------      ---------------        -----
Money Market Fund                         $  378,361           $ 88,751       $  467,112
Short-Term Fund                              137,380             32,225          169,605
Low Duration Fund                            405,405             95,095          500,500
Real Return Bond Fund                         29,173              6,843           36,016
Total Return Fund                          3,211,487            753,312        3,964,799
High Yield Fund                              304,307             71,381          375,688
Long-Term U.S. Government Fund                70,742             16,594           87,336
Global Bond Fund II                            3,786                888            4,674
Foreign Bond Fund                             89,621             21,022          110,644
Emerging Markets Bond Fund                       521                122              643
Municipal Bond Fund                           14,369              3,371           17,740

California Intermediate Municipal              2,966                696            3,662

                                                     Sales Material
                                                        and Other
Fund                                Compensation        Expenses           Total
----                                ------------     ---------------       -----
   Bond Fund
New York Municipal Bond Fund                  17                 4              21
Strategic Balanced Fund                    7,419             1,740           9,159
Convertible Fund                           8,631             2,024          10,655
StocksPLUS Fund                          262,998            61,691         324,688

Payments Pursuant to Class B Plan


     For the fiscal years ended March 31, 2000, March 31, 1999, and March 31, 1998, the Trust paid the Distributor an aggregate of $14,835,909, $8,169,978, and $2,884,164, respectively, pursuant to the Distribution and Servicing Plan for Class B shares, of which the indicated amounts were attributable to the following Funds:



                                     Year Ended       Year Ended      Year Ended
Fund                                   3/31/00          3/31/99         3/31/98
----                                 ----------       -----------     -----------
Money Market Fund                    $  182,595       $   86,809      $   27,747
Short-Term Fund                          47,772           21,254           7,508
Low Duration Fund                       720,752          433,206          95,153
Real Return Fund                         77,808           28,545           9,701
Total Return Fund                     6,386,543        3,372,168       1,153,121
High Yield Fund                       3,180,767        2,065,488       1,013,423
Long-Term U.S. Government Fund          375,143          229,521          28,337
Global Bond Fund II                      49,328           11,000          42,965
Foreign Bond Fund                       236,078          164,040          58,084
Emerging Markets Bond Fund                8,171            2,953             928
Municipal Bond Fund                      58,146           10,000               0
Strategic Balanced Fund                  65,297              N/A             N/A
Convertible Fund                          6,285              N/A             N/A
StocksPLUS Fund                       3,441,224        1,679,748         447,197

     During the fiscal year ended March 31, 2000, the amounts collected pursuant to the Distribution and Servicing Plan for Class B shares were used as follows: sales commissions and other compensation to sales personnel, $12,017,086; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $2,818,823. These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:



                                                              Sales Material
                                                                 and Other
Fund                                     Compensation            Expenses               Total
----                                     ------------         --------------            -----
Money Market Fund                          $  200,151           $   46,949            $  247,100
Short-Term Fund                                52,656               12,351                65,008
Low Duration Fund                             572,604              134,315               706,919
Real Return Bond Fund                          89,853               21,077               110,929
Total Return Fund                           5,123,726            1,201,862             6,325,587
High Yield Fund                             2,380,212              558,321             2,938,533
Long-Term U.S. Government Fund                268,408               62,960               331,368
Global Bond Fund II                            35,966                8,436                44,402
Foreign Bond Fund                             191,179               44,845               236,024
Emerging Markets Bond Fund                      9,144                2,145                11,289
Municipal Bond Fund                            41,697                9,781                51,477
Strategic Balanced Fund                        91,192               21,391               112,583
Convertible Fund                               18,685                4,383                23,068
StocksPLUS Fund                             2,941,613              690,008             3,631,621

Payments Pursuant to Class C Plan

     For the fiscal years ended March 31,2000, March 31, 1999, and March 31, 1998, the Trust paid the Distributor an aggregate of $15,752,921, $11,016,443, and $7,026,337, respectively, pursuant to the Distribution and Servicing Plan for Class C shares, of which the indicated amounts were attributable to the following Funds:


                                        Year Ended        Year Ended       Year Ended
Fund                                     3/31/00           3/31/99          3/31/98
----                                    ----------        ----------       ----------
Money Market Fund                       $   85,213        $   75,541       $   59,070
Short-Term Fund                             96,622            61,224           22,612
Low Duration Fund                          886,691           645,396          461,997
Real Return Fund                            63,886            16,396            4,292
Total Return Fund                        7,576,924         5,309,578        3,510,589
High Yield Fund                          3,820,412         3,098,891        2,415,721
Long-Term U.S. Government Fund             259,510           200,406           26,880
Global Bond Fund II                         57,768            49,000           56,574
Foreign Bond Fund                          302,947           237,914           91,131
Emerging Markets Bond Fund                   2,646             1,972              635
Municipal Bond Fund                        250,017            10,000                0
Strategic Balanced Fund                     67,806               N/A              N/A
Convertible Fund                            23,512               N/A              N/A
StocksPLUS Fund                          2,258,967         1,097,998          376,836

     During the fiscal year ended March 31, 2000, the amounts collected pursuant to the Distribution and Servicing Plan for Class C shares were used as follows: sales commissions and other compensation to sales personnel, $12,759,866; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $2,993,055.

  These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:

                                                   Sales Material
                                                     and Other
Fund                               Compensation      Expenses           Total
----                               ------------    --------------       -----
Money Market Fund                   $  788,447      $  184,944       $  973,391
Short-Term Fund                        139,422          32,704          172,125
Low Duration Fund                      810,628         190,147        1,000,775
Real Return Bond Fund                  126,945          29,777          156,722
Total Return Fund                    5,293,647       1,241,720        6,535,366
High Yield Fund                      2,521,360         591,430        3,112,790
Long-Term U.S. Government Fund         153,569          36,022          189,591
Global Bond Fund II                     38,545           9,041           47,587
Foreign Bond Fund                      221,475          51,951          273,426
Emerging Markets Bond Fund               1,827             429            2,256
Municipal Bond Fund                    211,170          49,534          260,704
Strategic Balanced Fund                 97,035          22,761          119,797
Convertible Fund                        56,910          13,349           70,260
StocksPLUS Fund                      2,298,887         539,245        2,838,133

     From time to time, expenses of principal underwriters incurred in connection with the distribution of Class B and Class C shares of the Funds, and in connection with the servicing of Class A, Class B and Class C shareholders of the Funds and the maintenance of Class A, Class B and Class C shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. Class A, Class B and Class C Distribution and Servicing Plans, which are similar to the Trust's current Plans, were in effect prior to January 17, 1997 in respect of the series of PAF that was the predecessor of the Global Bond Fund II. As of March 31, 2000, such expenses were approximately $20,809,000 in excess of payments under the Class A Plan, $47,518,000 in excess of payments under the Class B Plan and $593,000 in excess of payments under the Class C Plan.

     The allocation of such excess (on a pro rata basis) among the Funds listed below as of March 31, 2000 was as follows:


Fund                                 Class A                Class B               Class C
----                                 -------                -------               -------
Money Market Fund                 $ 1,597,934            $   791,438            $ 36,642
Short-Term Fund                       580,198                208,214               6,479
Low Duration Fund                   1,712,148              2,264,193              37,673
Real Return Bond Fund                 123,208                355,295               5,900

Fund                                     Class A                Class B               Class C
----                                     -------                -------               -------
Total Return Fund                      13,563,094             20,260,252             246,016
High Yield Fund                         1,285,182              9,411,841             117,177
Long-Term U.S. Government Fund            298,764              1,061,341               7,137
Global Bond Fund II                        15,988                142,215               1,791
Foreign Bond Fund                         378,498                755,962              10,293
Emerging Markets Bond Fund                  2,200                 36,158                  85
Municipal Bond Fund                        60,685                164,877               9,814
California Intermediate Municipal          12,528                    N/A                 N/A
   Bond Fund
New York Municipal Bond Fund                   71                    N/A                 N/A
Strategic Balanced Fund                    31,332                360,591               4,510
Convertible Fund                           36,450                 73,886               2,645
StocksPLUS Fund                         1,110,719             11,631,737             106,838

          The allocation of such excess (on a pro rata basis) among the Funds, calculated as a percentage of net assets of each Fund listed below as of March 31, 2000 was as follows:

Fund                                 Class A              Class B               Class C
----                                 -------              -------               -------
Money Market Fund                     0.70%                 3.11%                 0.03%
Short-Term Fund                       0.70                  3.11                  0.03
Low Duration Fund                     0.70                  3.11                  0.03
Total Return Fund                     0.70                  3.11                  0.03
Real Return Fund                      0.70                  3.11                  0.03
High Yield Fund                       0.70                  3.11                  0.03
Long-Term U.S. Government Fund        0.70                  3.11                  0.03
Global Bond Fund II                   0.70                  3.11                  0.03
Foreign Bond Fund                     0.70                  3.11                  0.03
Emerging Markets Bond Fund            0.70                  3.11                  0.03
Municipal Bond Fund                   0.70                  3.11                  0.03
California Intermediate Municipal     0.70                   N/A                   N/A
   Bond Fund
New York Municipal Bond Fund          0.70                   N/A                   N/A
Strategic Balanced Fund               0.70                  3.11                  0.03
Convertible Fund                      0.70                  3.11                  0.03
StocksPLUS Fund                       0.70                  3.11                  0.03

Distribution and Administrative Services Plans for Administrative Class Shares

     The Trust has adopted an Administrative Services Plan and an Administrative Distribution Plan (together, the "Administrative Plans") with respect to the Administrative Class shares of each Fund.

     Under the terms of the Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

     Under the terms of the Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders. Such services may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

     The same entity may be the recipient of fees under both the Administrative Class Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan that they will have with respect to the Administrative Distribution Plan.

     Each Administrative Plan provides that it may not be amended to materially increase the costs which Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees"), cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

     Each Administrative Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Trustees defined above. The Administrative Class Distribution Plan further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the Administrative Class.

     Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Trustees defined above. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

     Each Administrative Plan is a "reimbursement plan," which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more that 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Plan requires that Administrative Class shares incur no interest or carrying charges.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

     Institutional and Administrative Class shares of the Trust may also be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Payments Pursuant to the Administrative Plans

     For the fiscal years ended March 31, 2000, March 31, 1999, and March 31, 1998, the Trust paid qualified service providers an aggregate amount of $8,385,679, $3,691,083, and $850,407, respectively, pursuant to the
Administrative Services Plan and the Administrative Distribution Plan. Such payments were allocated among the Funds listed below as follows:

Fund                                     Year Ended          Year Ended          Year Ended
----                                       3/31/00             3/31/99             3/31/98
                                         ----------          ----------          ----------
Money Market Fund                        $   22,491          $   10,213            $    716
Short-Term Fund                              15,160              16,719              10,315
Low Duration Fund                           307,872             297,918              72,650
Low Duration Fund II                            528              28,257                  19
Low Duration Fund III                            50                   0                   0
Total Return Fund                         6,890,843           2,826,235             691,950
Total Return Fund II                        125,952             135,827                   0
Total Return Fund III                         8,755               3,586                   0
High Yield Fund                             772,780             336,744              60,079
Long-Term U.S. Government Fund               98,704              15,870               5,340
Municipal Bond Fund                           6,275                 447                   0
California Intermediate Municipal                14                   0                   0
   Bond Fund
Global Bond Fund                              7,261               2,995               8,806
Foreign Bond Fund                            10,669               3,134                 532
Emerging Markets Bond Fund                   22,231                 135                   0
Strategic Balanced Fund                         852                   0                   0
StocksPLUS Fund                              95,242              13,003                   0

     The remaining Funds did not make payments under either Administrative Plan.

Plan for Class D Shares

     As described under "Management of the Trust-Fund Administrator," the Funds' Administration Agreement includes a plan (the "Class D Plan") adopted pursuant to Rule 12b-1 under the 1940 Act which provides for the payment of up to 0.25% of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

     Specifically, the Administration Agreement provides that the Administrator shall provide in respect of Class D shares (either directly or by procuring through other entities, including various financial services firms such as broker-dealers and registered investment advisors ("Service Organizations")) some or all of the following services and facilities in connection with direct purchases by shareholders or in connection with products, programs or accounts offered by such Service Organizations ("Special Class D Services"): (i) facilities for placing orders directly for the purchase of a Fund's shares and tendering a Fund's Class D shares for redemption; (ii) advertising with respect to a Fund's Class D shares; (iii) providing information about the Funds; (iv) providing facilities to answer questions from prospective investors about the Funds; (v) receiving and answering correspondence, including requests for prospectuses and statements of additional information; (vi) preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders;
(vii) assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and (viii) shareholder services provided by a Service Organization that may include, but are not limited to, the following functions:

receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.

     The Administrator has entered into an agreement with the Distributor under which the distributor is compensated for providing or procuring certain of the Class D Services at the rate of 0.25% per annum of all assets attributable to Class D shares sold through the Distributor.

     The Trust and the Administrator understand that some or all of the Special Class D Services pursuant to the Administration Agreement may be deemed to represent services primarily intended to result in the sale of Class D shares. The Administration Agreement includes the Class D Plan to account for this possibility. The Administration Agreement provides that any portion of the fees paid thereunder in respect of Class D shares representing reimbursement for the Administrator's and the Distributor's expenditures and internally allocated expenses in respect of Class D Services of any Fund shall not exceed the rate of 0.25% per annum of the average daily net assets of such Fund attributable to Class D shares.

     In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees ("disinterested Class D Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by a vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.

     With respect to the Class D Plan, the Administration Agreement requires the Administrator to present reports as to out-of-pocket expenditures and internal expenses allocations of the Administrator and the Distributor at least quarterly and in a manner that permits the disinterested Class D Plan Trustees to determine that portion of the Class D administrative fees paid thereunder which represents reimbursements in respect of Special Class D Services.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as "service fees" and therefore will not be limited by NASD rules.

Payments Pursuant to Class D Plan

     For the fiscal year ended March 31, 2000 and March 31, 1999, the Trust paid $263,567 and $48,375, respectively, pursuant to the Class D Plan, of which the indicated amounts were attributable to the following operational Funds:


                                                                     Year Ended          Year Ended
Fund                                                                   3/31/00             3/31/99
----                                                                 ----------          -----------
Short-Term Fund                                                       $  8,920            $  1,589
Low Duration Fund                                                       22,629               5,733
Real Return Fund                                                        12,683                 323
Total Return Fund                                                      139,747              23,268
Total Return Mortgage Fund                                                 255                 283
High Yield Fund                                                         46,520               5,873
Foreign Bond Fund                                                       24,358               8,973
Short Duration Muni Income Fund                                              4                 N/A
Municipal Bond Fund                                                      1,175                 402
California Intermediate Municipal Bond Fund                                  4                 N/A
New York Municipal Bond Fund                                                 4                 N/A
Strategic Balanced Fund                                                    439                 291
StocksPLUS Fund                                                          6,829               1,640

Distribution and Servicing Plan for Class J and Class K Shares

     Class J and Class K each has a separate distribution and servicing plan (the "Class J-K Plans"). Distribution fees paid pursuant to the Class J-K Plans may only be paid in connection with services provided with respect to Class J and Class K shares.

     As stated in the Prospectus relating to Class J and Class K shares under the caption "Service and Distribution Fees," the Distributor pays (i) all or a portion of the distribution fees it receives from the Trust to participating and introducing brokers, and (ii) all or a portion of the servicing fees it receives from the Trust to participating and introducing brokers, certain banks and other financial intermediaries.

     Each Class J-K Plan may be terminated with respect to any Fund to which the Class J-K Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract ("Disinterested Trustees") or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Pursuant to Rule 12b-1, any change in either Class J-K Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Class J-K Plan may be amended by vote of the

Disinterested Trustees cast in person at a meeting called for the purpose. As long as the Class J-K Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Disinterested Trustees.

     The Class J-K Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Disinterested Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

     If a Class J-K Plan is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trustees believe that the Class J-K Plans will provide benefits to the Trust. The Trustees believe that the Class J-K Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Class J-K Plans or under alternative distribution schemes. Although the Funds' expenses are essentially fixed, the Trustees believe that the effect of the Class J-K Plans on sales and/or redemptions may benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to Portfolio Managers. From time to time, expenses of the Distributor incurred in connection with the sale of Class J and Class K shares of the Funds, and in connection with the servicing of Class J and Class K shareholders of the Funds and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class J and Class K shares.

Purchases, Exchanges and Redemptions

     Purchases, exchanges and redemptions of Class A, Class B, Class C and Class D shares are discussed in the Class A, B and C and Class D Prospectuses under the headings "How to Buy Shares," "Exchange Privilege," and "How to Redeem," and that information is incorporated herein by reference. Purchases, exchanges and redemptions of Institutional and Administrative Class shares and Class J and Class K shares are discussed in the Institutional Prospectus under the headings "Purchase of Shares," "Redemption of Shares," and "Net Asset Value," and in the Class J and Class K supplement thereto, and that information is incorporated herein by reference.

     Certain managed account clients of PIMCO may purchase shares of the Trust. To avoid the imposition of duplicative fees, PIMCO may be required to make adjustments in the management fees charged separately by PIMCO to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Trust.

     Certain clients of PIMCO whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

     Certain shares of the Funds are not qualified or registered for sale in all states and Class J and Class K shares are not qualified or registered for sale in the United States. Prospective investors should inquire as to whether shares of a particular Fund or class are available for offer and sale in their state of domicile or residence. Shares of a Fund may not be offered or sold in any state unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

     Independent financial intermediaries unaffiliated with PIMCO may perform shareholder servicing functions with respect to certain of their clients whose assets may be invested in the Funds. These services, normally provided by PIMCO directly to Trust shareholders, may include the provision of ongoing information concerning the Funds and their investment performance, responding to shareholder inquiries, assisting with purchases, redemptions and exchanges of Trust shares, and other services. PIMCO may pay fees to such entities for the provision of these services which PIMCO normally would perform, out of PIMCO's own resources.

     As described in the Class A, B and C and Class D Prospectuses under the caption "Exchanging Shares," and in the Institutional Prospectus under the caption "Exchange Privilege," a shareholder may exchange shares of any Fund for shares of any other Fund of the Trust or any series of PIMCO Funds: Multi-Manager Series, within the same class on the basis of their respective net asset values. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in the Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder's investment in the first Fund as described in the Class A, B and C Prospectus under "Alternative Purchase Arrangements." With respect to Class B or Class C shares, or Class A shares subject to a contingent deferred sales charge, if less than all of an investment is exchanged out of a Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made.

     Orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the Exchange on any business day will be executed at the respective net asset values determined at the close of the next business day.

     An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12-month period or in any calendar quarter. The Trust reserves the right to modify or discontinue the exchange privilege at any time.

     The Trust reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may, in unusual circumstances, redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held in the Funds' portfolios.

     The Trust has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of a Fund. Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder's proportionate share of the distributing Fund's current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund's net asset value; (3) the redemption-in-kind is consistent with the Fund's prospectus and statement of additional information; and (4) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

     Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount, the minimums of which are currently set at $250 for Class A, Class B and Class C shares, $2,000 for Class D shares, and $100,000 for Institutional Class and Administrative Class shares ($10,000 with respect to Institutional Class and Administrative Class accounts opened before January 1,
1995). The Prospectuses may set higher minimum account balances for one or more classes from time to time depending upon the Trust's current policy. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least the specified amount before the redemption is processed. The Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Trust may also charge periodic account fees for accounts that fall below minimum balances, as described in the Prospectuses.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

     Investment decisions for the Trust and for the other investment advisory clients of PIMCO are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust).
Some securities considered for investments by the Funds may also be appropriate for other clients served by PIMCO. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by PIMCO is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by PIMCO. PIMCO may aggregate orders for the Funds with simultaneous transactions entered into on behalf of other clients of PIMCO so long as price and transaction expenses are averaged either for that transaction or for the day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in PIMCO's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

     There is generally no stated commission in the case of fixed income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

     PIMCO places all orders for the purchase and sale of portfolio securities, options and futures contracts for the relevant Fund and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, PIMCO uses its best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, PIMCO, having in mind the Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     PIMCO places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, PIMCO will seek the best price and execution of the Funds' orders. In doing so, a Fund may pay higher commission rates than the lowest available when PIMCO believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. PIMCO also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, PIMCO receives research services from many broker-dealers with which PIMCO places the Trust's portfolio transactions. PIMCO may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to PIMCO in advising various of its clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust is not reduced because PIMCO and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, PIMCO may cause the Trust to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to PIMCO an amount of disclosed commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     Consistent with the Rules of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, PIMCO may also consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

Portfolio Turnover

     A change in the securities held by a Fund is known as "portfolio turnover." PIMCO manages the Funds without regard generally to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-

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ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates).

     The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year. Portfolio turnover rates for each Fund for which financial highlights for at least the past five fiscal years are provided in the Prospectuses are set forth under "Financial Highlights" in the applicable Prospectus.

     Because PIMCO does not expect to reallocate the Strategic Balanced Fund's assets between the Underlying Funds on a frequent basis, the portfolio turnover rate for the Fund is expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Fund indirectly bears the expenses associated with the portfolio turnover of the Underlying Funds, which may have high (i.e., greater than 100%) portfolio turnover rates.

                                NET ASSET VALUE

     Net Asset Value is determined as indicated under "How Fund Shares are Priced" in the Prospectuses. Net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     For all Funds other than Money Market Fund, portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

     The Money Market Fund's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from

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that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

     The SEC's regulations require the Money Market Fund to adhere to certain conditions. The Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, are required to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include a requirement to periodically monitor, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Trustees will take such steps as they consider appropriate, (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Fund also is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 397 days or less (except securities held subject to repurchase agreements having 397 days or less maturity) and to invest only in securities determined by PIMCO under procedures established by the Board of Trustees to be of high quality with minimal credit risks.

     Each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share. Under certain circumstances, the per share net asset value of the Class B and Class C shares of the Funds that do not declare regular income dividends on a daily basis may be lower than the per share net asset value of the Class A shares as a result of the daily expense accruals of the distribution fee applicable to the Class B and Class C shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund's classes.

                                    TAXATION

     The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors

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should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

     Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute each taxable year the sum of
(i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.

     As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

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

     Each Municipal Fund must have at least 50% of its total assets invested in Municipal Bonds at the end of each calendar quarter so that dividends derived from its net interest income on Municipal Bonds and so designated by the Fund will be "exempt-interest dividends," which are generally exempt from federal income tax when received by an investor. Certain exempt-interest dividends, as described in the Class A, B and C Prospectus, may increase alternative minimum taxable income for purposes of determining a shareholder's liability for the alternative minimum tax. In addition, exempt-interest dividends allocable to interest from certain "private activity bonds" will not be tax exempt for purposes of the regular income tax to shareholders who are "substantial users" of the facilities financed by such obligations or "related persons" of "substantial users." The tax-exempt portion of dividends paid for a calendar year constituting "exempt-interest dividends" will be designated after the end of that year and will be based upon the ratio of net tax-exempt income to total net income earned by the Fund during the entire year. That ratio may be substantially different than the ratio of net tax-exempt income to total net income earned during a portion of the year. Thus, an investor who holds shares for only a part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the Fund while the investor was a shareholder. All or a portion of interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Municipal Fund will not be deductible by the shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund's total distributions (not including distributions of the excess of net long-term capital gains over net short-term capital losses) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

     Shareholders of the Municipal Funds receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax exempt income (including exempt-interest dividends distributed by the Fund). The tax may be imposed on up to 50% of a recipient's benefits in cases where the sum of the recipient's adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient's benefits, exceeds a base amount. In addition, up to 85% of a recipient's benefits may be subject to tax if the sum of the recipient's adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient's benefits exceeds a higher base amount. Shareholders receiving social security or railroad retirement benefits should consult with their tax advisors.

     In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares. Since certain of the Municipal Funds' expenses attributable to earning tax-exempt income do not reduce such Fund's current earnings and profits, it is possible that distributions, if any, in excess of such Fund's net tax-exempt and taxable income will be treated as taxable dividends to the extent of such Fund's remaining earnings and profits (i.e., the amount of such expenses).

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

Distributions

     Except for exempt-interest dividends paid by the Municipal Funds, all dividends and distributions of a Fund, whether received in shares or cash, generally are taxable and must be reported on each shareholder's federal income tax return. Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

     A portion of the dividends paid by the StocksPLUS Fund may qualify for the deduction for dividends received by corporations. Dividends paid by the other Funds generally are not expected to qualify for the deduction for dividends received by corporations, although certain distributions from the High Yield Fund may qualify. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund's investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

     The Strategic Balanced Fund will not be able to offset gains realized by one Fund in which the Fund invests against losses realized by another Fund in which the Fund invests. The Fund's use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

Sales of Shares

     Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

     Depending on the Strategic Balanced Fund's percentage ownership in an Underlying Fund both before and after a redemption, the Fund's redemption of shares of such Underlying Fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund's tax basis in the shares of the Underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Strategic Balanced Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying Funds directly.

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

Backup Withholding

     A Fund may be required to withhold 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

Options, Futures and Forward Contracts, and Swap Agreements

     Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40") although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

     Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in "straddles" for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

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

     Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. The Trust intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

     The qualifying income and diversification requirements applicable to a Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

Short Sales

     Certain Funds may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

Passive Foreign Investment Companies

     Certain Funds may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

     Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Foreign Currency Transactions

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Foreign Taxation

     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, PIMCO intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the Global Bond, Global Bond II, Foreign Bond, or Emerging Markets Bond Funds' total assets at the close of their taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Global Bond, Global Bond II, Foreign Bond, or Emerging Markets Bond Funds' income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

     Although the Strategic Balanced Fund may itself be entitled to a deduction for such taxes paid by an Underlying Fund in which the Fund invests, the Strategic Balanced Fund will not be able to pass any such credit or deduction through to its own shareholders.

Original Issue Discount and Market Discount

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

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Constructive Sales

     Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

Non-U.S. Shareholders

     Withholding of Income Tax on Dividends: Under the 1972 Convention and U.S. federal tax law, dividends paid on shares beneficially held by a person who is a "foreign person" within the meaning of the Internal Revenue Code of 1986, as amended, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

     Income Tax on Sale of a Fund's shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

     State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal tax on income referred above.

     Estate and Gift Taxes: Under existing law, upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and will be subject to U.S. federal estate tax. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will be imposed at graduated rates from 18% to 55% on the total value (less allowable deductions and allowable credits) of the decedent's property situated within the United States. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.

     The availability of reduced U.S. taxation pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and the 1972 Convention.

Other Taxation

     Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of a Fund's dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                               OTHER INFORMATION

Capitalization

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated March 31, 2000. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.0001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Trust itself is unable to meet its obligations, and thus should be considered remote.

Performance Information

     From time to time the Trust may make available certain information about the performance of some or all of the classes of shares of some or all of the Funds. Information about a Fund's performance is based on that Fund's (or its predecessor's) record to a recent date and is not intended to indicate future performance.

     The total return of classes of shares of all Funds may be included in advertisements or other written material. When a Fund's total return is advertised , it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund (or its predecessor series of PIMCO Advisors Funds for the Global Bond Fund II), as more fully described below. For periods prior to the initial offering date of a particular class of shares, total return presentations for the class will be based on the historical performance of an older class of the Fund (if any) restated to reflect any different sales charges and/or operating expenses (such as different administrative fees and/or 12b-1/servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance of the newer class which is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Trust's advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

     The Funds may also provide current distribution information to its shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

     Performance information is computed separately for each class of a Fund. The Trust may, from time to time, include the yield and effective yield of the Money Market Fund, and the yield and total return for each class of shares of all of the Funds in advertisements or information furnished to shareholders or prospective investors. Each Fund may from time to time include in advertisements the ranking of the Fund's performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives. Information provided to any newspaper or similar listing of the Fund's net asset values and public offering prices will separately present each class of shares. The Funds also may compute current distribution rates and use this information in their prospectuses and statement of additional information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

Calculation of Yield

     Current yield for the Money Market Fund will be based on the change in the value of hypothetical investment (exclusive of capital changes) over a particular 7-day period less a pro-rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Yield = [(Base Period Return + 1)(To the power of 365/7)] - 1

     The effective yield of the Money Market Fund for the seven day period ended March 31, 2000 was as follows: Institutional Class - 5.69%, Administrative Class - 5.44%, Class A - 5.58%, Class B - 4.78% and Class C - 5.54%.

     Quotations of yield for the remaining Funds will be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

         YIELD = 2[(a-b + 1)(To the power of 6) - 1]
                    ---
                    cd

  where   a = dividends and interest earned during the period,

          b = expenses accrued for the period (net of reimbursements),

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

          d = the maximum offering price per share on the last day of the period.


     For the one month period ended March 31, 2000, the SEC yield of the Funds was as follows (all numbers are annualized) (Class J and Class K shares were not offered during the period listed):

                          SEC 30 Day Yield for Period
                             Ended March 31, 2000
                             --------------------

                                     Institutional     Administrative
Fund                                     Class              Class       Class A   Class B    Class C  Class D
----                                 -------------     --------------   -------   -------    -------  -------
Money Market Fund                         5.76%             5.52%         5.46%     4.64%      5.51%      N/A
Short-Term Fund                           5.96              5.64          5.45      4.82       5.26      5.66%
Low Duration Fund                         6.92              6.67          6.25      5.69       5.94      6.60
Low Duration Fund II                      6.28              6.02           N/A       N/A        N/A       N/A
Low Duration Fund III                     6.75              6.49           N/A       N/A        N/A       N/A
GNMA                                      6.26               N/A           N/A       N/A        N/A       N/A
Moderate Duration Fund                    6.54               N/A           N/A       N/A        N/A       N/A
Real Return Bond Fund                     7.07               N/A          6.47      5.93       6.17      6.65
Total Return Fund                         6.81              6.56          6.05      5.59       5.59      6.49
Total Return Fund II                      6.36              6.11           N/A       N/A        N/A       N/A
Total Return Fund III                     6.83              6.58           N/A       N/A        N/A       N/A
Total Return Mortgage Fund                6.06               N/A           N/A       N/A        N/A      5.65
High Yield Fund                          10.13              9.89          9.28      8.95       8.95      9.73
Long-Term U.S. Government Fund            6.60              6.35          5.93      5.46       5.46       N/A
Short Duration Municipal Income           4.18               N/A           N/A       N/A        N/A      3.77
   Fund
Municipal Bond Fund                       5.34              5.09          4.84      4.25       4.49      4.95
California Intermediate Municipal         4.20              4.27          4.04       N/A        N/A      4.16
   Bond Fund
New York Municipal Bond Fund              4.49               N/A          4.00       N/A        N/A      4.12
Global Bond Fund                          6.09              5.84           N/A       N/A        N/A       N/A
Global Bond Fund II                       6.07               N/A          5.43      4.93       4.93       N/A
Foreign Bond Fund                         5.99              5.74          5.29      4.78       4.79      5.54
Emerging Markets Bond Fund                8.48              8.22          7.71      7.30       7.31       N/A
Strategic Balanced Fund                   5.87              5.62          5.22      4.73       4.72      5.48
Convertible Fund                          1.93               N/A          1.46      0.77       0.77       N/A
StocksPLUS Fund                           5.78              5.52          5.20      4.65       4.88      5.38

     The yield of each such Fund will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund or its classes of shares. These factors, possible differences in the methods used in calculating yield (and the tax exempt status of distributions for the Municipal Funds) should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's various classes of shares. These yields do not take into account any applicable contingent deferred sales charges.

     The Municipal Funds may advertise a tax equivalent yield of each class of its shares, calculated as described above except that, for any given tax bracket, net investment income of each class will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of each class of the Fund plus (ii) the tax exempt income of each class of the Fund divided by the difference between 1 and the effective federal income tax rates for taxpayers in that tax bracket. For example, taxpayers with the marginal federal income tax rates indicated in the following table would have to earn the tax equivalent yields shown in order to realize an after-tax return equal to the corresponding tax-exempt yield shown.

                                                                            A tax-exempt yield of
Taxable income              Taxable income       Marginal tax        is equivalent to a taxable yield of
Filing Single           Married filing jointly       rate*          3%        4%      5%      6%       7%
--------------          ----------------------   -------------     -----    -----   -----   -----    -----
$23,350 or less         $39,000 or less                15%         3,53%    4.71%   5.88%   7.06%    8.24%
Over $23,350 but        Over $39,000 but               28%         4.17%    5.56%   6.94%   8.33%    9.72%
 not over $56,550        not over $94,250
Over $56,550 but        Over $94,250 but               31%         4.35%    5.80%   7.25%   8.70%   10.14%
 not over $117,950       not over $143,600
Over $117,950 but       Over $143,600 but              36%         4.69%    6.25%   7.81%   9.38%   10.94%
 not over $256,500       not over $256,500
Over $256,500           Over $256,500                39.6%         4.97%    6.62%   8.28%   9.93%   11.59%

___________________
* These marginal tax rates do not take into account the effect of the phase out of itemized deductions and personal exemptions.

     As is shown in the above table, the advantage of tax-exempt investing becomes more advantageous to an investor as his or her marginal tax rate increases.

     The Trust, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Calculation of Total Return

     Quotations of average annual total return for a Fund or class will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five and ten years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)(To the power of n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below all total return figures reflect the deduction of a proportional share of Fund or class expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectuses and (ii) all dividends and distributions are reinvested when paid. The Funds also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Quotations of total return may also be shown for other periods. Any such information would be accompanied by standardized total return information.

     The table below sets forth the average annual total return of each class of shares of the following Funds for the periods ended March 31, 2000. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of Institutional Class shares of the Fund (the oldest class) adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and administrative fee charges.


                 Total Return for Periods Ended March 31, 2000*
-------------------------------------------------------------------------------------------------------------
                                                                          Since
                                                                        Inception       Inception   Inception
                                                                         of Fund         Date of     Date of
      Fund            Class**        1 Year    5 Years    10 Years     (Annualized)       Fund        Class
-------------------------------------------------------------------------------------------------------------
Money Market       Institutional      5.21%      5.38%        N/A            4.76%      03/01/91    03/01/91
                   Administrative     4.96       5.13                        5.16                   01/24/95
                   Class A            4.92       5.08                        4.93                   01/13/97
                   Class B            3.99       4.20                        4.07                   01/13/97
                   Class C            4.95       5.12                        4.98                   01/13/97
-------------------------------------------------------------------------------------------------------------
Short-Term         Institutional      5.19%      6.69%       5.95%           6.43%      10/07/87    10/07/87
                   Administrative     4.91       6.43        5.69            5.85                   02/01/96
                   Class A            4.76       6.26        5.53            5.42                   01/20/97
                   Class B            4.00       5.51        4.98            4.69                   01/20/97
                   Class C            4.45       5.95        5.22            5.11                   01/20/97
                   Class D            4.87       6.38        5.64            5.05                   04/08/98
-------------------------------------------------------------------------------------------------------------
Low Duration       Institutional      3.56%      6.98%       7.46%           7.05%      05/11/87    05/11/87
                   Administrative     3.30       6.71        7.20            6.91                   12/31/94
                   Class A            3.07       6.48        6.97            5.68                   01/13/97
                   Class B            2.30       5.68        6.41            4.88                   01/13/97
                   Class C            2.55       5.97        6.44            5.17                   01/13/97
                   Class D            3.22       6.64        7.12            4.55                   04/08/98
-------------------------------------------------------------------------------------------------------------
Low Duration II    Institutional      3.28%      6.21%        N/A            5.92%      11/01/91    11/01/91
                   Administrative     3.01       5.94                        4.28                   02/02/98
-------------------------------------------------------------------------------------------------------------
Low Duration III   Institutional      2.98%       N/A         N/A            5.41%      12/31/96    12/31/96
                   Administrative     2.71                                   2.81                   03/19/99
-------------------------------------------------------------------------------------------------------------
GNMA               Institutional      5.61%       N/A         N/A            6.31%      07/31/97    07/31/97
-------------------------------------------------------------------------------------------------------------
Moderate           Institutional      1.86%       N/A         N/A            5.52%      12/31/96    12/31/96
 Duration
-------------------------------------------------------------------------------------------------------------
Real Return Bond   Institutional      8.37%       N/A         N/A            6.17%      01/29/97    01/29/97
                   Class A            7.93                                   5.73                   01/29/97
                   Class B            7.16                                   4.96                   01/29/97
                   Class C            7.40                                   5.20                   01/29/97
                   Class D            7.93                                   6.99                   04/08/98
-------------------------------------------------------------------------------------------------------------
Total Return       Institutional      2.33%      8.00%       9.20%           9.05%      05/11/87    05/11/87
                   Administrative     2.07       7.75        8.94            7.66                   09/07/94
                   Class A            1.85       7.50        8.71            6.47                   01/13/97
                   Class B            1.08       6.71        8.17            5.68                   01/13/97
                   Class C            1.09       6.72        7.92            5.69                   01/13/97
                   Class D            2.00       7.67        8.87            4.40                   04/08/98
-------------------------------------------------------------------------------------------------------------
Total Return II    Institutional      1.46%      1.20%        N/A            7.28%      12/30/91    12/30/91
                   Administrative     7.46       7.19                        7.93                   11/30/94
-------------------------------------------------------------------------------------------------------------
Total Return III   Institutional      0.33%      7.51%        N/A            8.37%      05/01/91    05/01/91
                   Administrative     0.08       7.23                        6.78                   04/11/97
-------------------------------------------------------------------------------------------------------------
Total Return       Institutional      3.91%       N/A         N/A            3.47%      07/31/97    07/31/97
 Mortgage          Class D            3.47        N/A         N/A            4.50                   04/08/98
------------------------------------------------------------------------------------------------------------ -

                                                                           Since
                                                                         Inception       Inception   Inception
                                                                          of Fund         Date of     Date of
      Fund            Class**        1 Year    5 Years    10 Years      (Annualized)       Fund        Class
--------------------------------------------------------------------------------------------------------------
High Yield         Institutional     -0.74%      9.20%        N/A           9.92%        12/16/92    12/16/92
                   Administrative    -0.99       8.96                       9.56                     01/16/95
                   Class A           -1.15       8.79                       5.75                     01/13/97
                   Class B           -1.89       7.99                       4.95                     01/13/97
                   Class C           -1.89       8.00                       4.96                     01/13/97
                   Class D           -1.14       8.80                       1.43                     04/08/98
-------------------------------------------------------------------------------------------------------------
Long-Term U.S.     Institutional      1.26%      9.49%        N/A          10.81%        07/01/91    07/01/91
Government         Administrative     1.01       9.22                       6.36                     09/23/97
                   Class A            0.86       9.08                       7.90                     01/20/97
                   Class B            0.11       8.25                       7.06                     01/20/97
                   Class C            0.11       8.27                       7.09                     01/20/97
-------------------------------------------------------------------------------------------------------------
Short-Duration     Institutional      1.88%       N/A         N/A           3.78%        08/31/99    08/31/99
Municipal          Class D             N/A                                  2.90                     01/31/00
Income
-------------------------------------------------------------------------------------------------------------
Municipal Bond     Institutional     -1.81%       N/A         N/A           2.18%        12/31/97    12/31/97
                   Administrative    -2.07                                 -0.84                     09/30/98
                   Class A           -2.16                                  1.68                     04/01/98
                   Class B           -2.89                                  0.92                     04/01/98
                   Class C           -2.64                                  1.18                     04/01/98
                   Class D           -2.16                                  1.61                     04/08/98
-------------------------------------------------------------------------------------------------------------
California         Institutional       N/A        N/A         N/A           3.16%        08/31/99    08/31/99
Intermediate       Administrative                                           2.94                     09/07/99
Municipal Bond     Class A                                                  3.08                     10/19/99
                   Class D                                                  2.68                     01/31/00
-------------------------------------------------------------------------------------------------------------
New York           Institutional       N/A        N/A         N/A           1.94%        08/31/99    08/31/99
Municipal Bond     Class A                                                  2.30                     10/19/99
                   Class D                                                  2.53                     01/31/00
-------------------------------------------------------------------------------------------------------------
Global Bond        Institutional     -1.81%      5.86%        N/A           6.23%        11/23/93    11/23/93
                   Administrative    -2.05       5.63                       3.57                     08/01/96
-------------------------------------------------------------------------------------------------------------
Foreign Bond       Institutional      1.96%     12.18%        N/A           9.73%        12/03/92    12/03/92
                   Administrative     1.70      11.91                       6.51                     01/28/97
                   Class A            1.50      11.68                       6.10                     01/20/97
                   Class B            0.72      10.87                       5.32                     01/20/97
                   Class C            0.73      10.87                       5.31                     01/20/97
                   Class D            1.51      11.70                       4.01                     04/08/98
-------------------------------------------------------------------------------------------------------------
Emerging           Institutional     27.90%       N/A         N/A          -6.03%        07/31/97    07/31/97
Markets Bond       Administrative    27.60                                 -6.82                     09/30/98
                   Class A           27.39                                 -8.95                     07/31/97
                   Class B           26.43                                 -9.05                     07/31/97
                   Class C           26.49                                 -7.13                     07/31/97

-------------------------------------------------------------------------------------------------------------
                                                                           Since
                                                                         Inception       Inception   Inception
                                                                          of Fund         Date of     Date of
      Fund            Class**        1 Year    5 Years    10 Years      (Annualized)       Fund        Class
-------------------------------------------------------------------------------------------------------------
Strategic          Institutional     10.05%       N/A         N/A           17.70%       06/28/96    06/28/96
 Balanced Fund     Administrative     9.74                                   7.32                    06/30/99
                   Class A            9.34                                  10.83                    05/28/99
                   Class B            8.61                                  10.13                    05/28/99
                   Class C            8.47                                   9.96                    05/28/99
                   Class D            9.55                                  10.62                    04/08/98
-------------------------------------------------------------------------------------------------------------
Convertible Fund   Institutional     60.66%       N/A         N/A           60.66%       03/31/99    03/31/99
                   Class A           60.33                                  62.15                    05/28/99
                   Class B           58.88                                  60.64                    05/28/99
                   Class C           59.04                                  60.83                    05/28/99
-------------------------------------------------------------------------------------------------------------
StocksPLUS         Institutional     17.82%     26.84%        N/A           22.56%       05/14/93    05/14/93
                   Administrative    17.31      26.39                       24.54                    01/07/97
                   Class A           17.26      26.27                       23.61                    01/20/97
                   Class B           16.40      25.33                       22.69                    01/20/97
                   Class C           16.69      25.66                       22.99                    01/20/97
                   Class D           17.32      26.27                       17.21                    04/08/98
-------------------------------------------------------------------------------------------------------------

  * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

  ** For all Funds listed above, Class A, Class B, Class C, Class D and Administrative Class total return presentations for periods prior to the Inception Date of that class reflect the prior performance of Institutional Class shares of the Fund (the oldest class) adjusted to reflect the actual sales charges (none in the case of Class D and Administrative Class) of the newer class. The adjusted performance also reflects the higher Fund operating expenses associated with Class A, Class B, Class C, Class D and Administrative Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class but are paid by Class B and Class C (at a maximum rate of 1.00% per annum) and Class A and the Administrative Class (at a maximum rate of 0.25% per annum), and may be paid by Class D (at a maximum of 0.25% per annum), and (ii) administration fee charges associated with Class A, Class B and Class C shares (at a maximum differential of 0.22% per annum) and Class D shares (at a maximum differential of 0.45% per annum).

     The table below sets forth the average annual total return of certain classes of shares of the Global Bond Fund II (which was a series of PIMCO Advisors Funds ("PAF") prior to its reorganization as a Fund of the Trust on January 17, 1997) for the periods ended March 31, 2000. Accordingly, "Inception Date of Fund" refers to the inception date of the PAF predecessor series. Since Class A shares were offered since the inception of Global Bond Fund II, total return presentations for periods prior to the Inception Date of the Institutional Class are based on the historical performance of Class A shares, adjusted to reflect that the Institutional Class does not have a sales charge, and the different operating expenses associated with the Institutional Class, such as 12b-1 distribution and servicing fees and administration fee charges.

                 Total Return for Periods Ended March 31, 2000*

-------------------------------------------------------------------------------------------------------------
                                                                          Since
                                                                        Inception       Inception   Inception
                                                                         of Fund         Date of     Date of
      Fund            Class**       1 Year    5 Years    10 Years      (Annualized)       Fund        Class
-------------------------------------------------------------------------------------------------------------
Global Bond        Institutional     1.11%       N/A        N/A            8.54%        10/02/95    02/25/98
 II                Class A          -3.83                                  7.03                     10/02/95
                   Class B          -4.81                                  6.97                     10/02/95
                   Class C          -1.00                                  7.29                     10/02/95

-------------------------------------------------------------------------------------------------------------

  * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

  ** Institutional Class total return presentations for periods prior to the Inception Date of that class reflect the prior performance of Class A shares of the former PAF series, adjusted to reflect the fact that there are no sales charges on Institutional Class shares of the Fund. The adjusted performance also reflects any different operating expenses associated with Institutional Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class but are paid by Class A (at a maximum rate of 0.25% per annum), and (ii) administration fee charges, which are lower for Institutional class shares (at a differential of 0.15% per annum).

  Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the Global Bond Fund II were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. As described in the Class A, B and C Prospectus, for periods subsequent to January 17, 1997, Class A, Class B and Class C shares of the Trust are subject to a fee structure which essentially fixes these expenses (along with other administrative expenses) under a single administrative fee based on the average daily net assets of the Fund attributable to Class A, Class B and Class C shares. Under the current fee structure, the Global Bond Fund II is expected to have lower total Fund operating expenses than its predecessor had under the fee structure for PAF (prior to January 17, 1997). All other things being equal, the higher expenses of PAF would have adversely affected total return performance for the Fund after January 17, 1997.

  The method of adjustment used in the table above for periods prior to the Inception Date of Institutional Class shares of the Global Bond Fund II resulted in performance for the period shown which is higher than if the historical Class A performance were not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for the Institutional Class was calculated by tacking to the Institutional Class' actual performance the actual performance of Class A shares (with their higher operating expenses) for periods prior to the initial offering date of the newer class (i.e. the total return presentations below are based, for periods prior to the inception date of the Institutional Class, on the historical performance of Class A shares adjusted to reflect the current sales charges associated with Class A shares, but not reflecting lower
                                                    ---
  operating expenses associated with the Institutional Class, such as lower administrative fee charges and/or distribution and servicing fee charges).


                 Total Return for Periods Ended March 31, 2000
        (with no adjustment for operating expenses of the Institutional
                 Class for periods prior to its Inception Date)

---------------------------------------------------------------------------
                                                            Since Inception
                                                                of Fund
     Fund           Class      1 Year  5 Years   10 Years    (Annualized)
---------------------------------------------------------------------------
Global Bond II  Institutional   1.11%   N/A        N/A           8.33%
---------------------------------------------------------------------------

     Current distribution information for a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by Fund net asset value per share on the last day of the period and annualized according to the following formula:


  DIVIDEND YIELD = (((a/b)*365)/c)

     where  a = actual dividends distributed for the calendar month in question,

            b = number of days of dividend declaration in the month in question,
                and

            c = net asset value (NAV) calculated on the last business day of the month in question.

     The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that same period. Distribution rates will exclude net realized short-term capital gains. The rate of current distributions for a Fund should be evaluated in light of these differences and in light of the Fund's total return figures, which will always accompany any calculation of the rate of current distributions.

     For the month ended March 31, 2000, the current distribution rates (annualized) for the Funds were as follows (Class J and Class K shares were not offered during the period listed):

                               Distribution Rate
                               -----------------


                               Institutional  Administrative
                               -------------  --------------
Fund                                Class          Class       Class A  Class B  Class C  Class D
----                                -----          -----       -------  -------  -------  -------
Money Market Fund                   5.61%          5.38%       5.33%    4.53%    5.38%    N/A
Short-Term Fund                     6.32           6.08        5.93     5.19     5.63     6.02%
Low Duration Fund                   7.05           6.80        6.59     5.84     6.09     6.74
Low Duration Fund II                5.92           5.67        N/A      N/A      N/A      N/A
Low Duration Fund III               6.44           6.20        N/A      N/A      N/A      N/A
GNMA                                4.99           N/A         N/A      N/A      N/A      N/A
Moderate Duration Fund              6.45           N/A         N/A      N/A      N/A      N/A
Real Return Bond Fund               7.01           N/A         6.58     5.87     6.11     6.54
Total Return Fund                   6.24           5.99        5.78     5.03     5.03     5.92
Total Return Fund II                6.35           6.10        N/A      N/A      N/A      N/A
Total Return Fund III               6.33           6.09        N/A      N/A      N/A      N/A
Total Return Mortgage Fund          5.95           N/A         N/A      N/A      N/A      5.55
High Yield Fund                     8.75           8.50        8.35     7.59     7.59     8.35
Long-Term U.S. Govt. Fund           6.76           6.51        6.37     5.64     5.63     N/A
Short Duration Municipal Fund       3.98           N/A         N/A      N/A      N/A      N/A
Municipal Bond Fund                 4.86           4.61        4.54     3.79     4.09     4.55
California Intermediate Municipal   4.21           3.89        3.81     N/A      N/A      3.78
   Bond Fund
New York Municipal Bond Fund        4.28           N/A         3.91     N/A      N/A      3.91
Global Bond Fund                    5.71           5.46        N/A      N/A      N/A      N/A
Global Bond Fund II                 6.07           N/A         5.66     4.92     4.92     N/A
Foreign Bond Fund                   5.86           5.61        5.37     4.45     4.50     5.44
Emerging Markets Bond Fund          9.67           9.42        9.05     8.33     8.73     N/A
Strategic Balanced Fund             N/A            N/A         N/A      N/A      N/A      N/A
Convertible Fund                    N/A            N/A         N/A      N/A      N/A      N/A
StocksPLUS Fund                     N/A            N/A         N/A      N/A      N/A      N/A

     Performance information for a Fund may also be compared to various unmanaged indexes, such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index, the Merrill Lynch 1 to 3 Year Treasury Index, the Lehman Intermediate and 20+ Year Treasury Blend Index, the Lehman BB Intermediate Corporate Index, indexes prepared by Lipper Analytical Services, the J.P. Morgan Global Index, the J.P. Morgan Emerging Markets Bond Index Plus, the Salomon Brothers World Government Bond Index-10 Non U.S.-Dollar Hedged and the J.P. Morgan Government Bond Index Non U.S.-Dollar Hedged. Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. PIMCO may report to shareholders or to the public in advertisements concerning the performance of PIMCO as adviser to clients other than the Trust, or on the comparative performance or standing of PIMCO in relation to other money managers. PIMCO also may provide current or prospective private account clients, in connection with standardized performance information for the Funds, performance information for the Funds gross of fees and expenses for the purpose of assisting such clients in evaluating similar performance information provided by other investment managers or institutions. Comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Funds or to PIMCO, should be considered in light of the Funds' investment objectives and policies, characteristics and quality of the Funds, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

     Advertisements and information relating to the Global Bond Fund II may use data comparing the total returns of the top foreign bond market as compared to the total return of the U.S. bond market for a particular year. For instance, the following table sets forth the total return of the top foreign bond market compared to the total return for the U.S. bond market for the years 1986 through 1999. Performance is shown in U.S. dollar terms, hedged for currency rate changes and is no way indicative of the performance of the Global Bond Fund II.


                   Top Foreign
Year               Performer                                      U.S.
----               -----------                                    ----
1986               +13.1%               Japan                    +15.7%
1987               +12.8                UK                        +1.9
1988               +15.0                France                    +7.0
1989               +10.0                Canada                   +14.4
1990               +11.0                Australia                 +8.6
1991               +20.0                Australia                +15.3
1992               +10.5                UK                        +7.2
1993               +20.0                Italy                    +11.0
1994                -0.9                Japan                     -3.4
1995               +21.0                Netherlands              +18.3
1996               +18.8                Spain                     +2.7
1997               +13.5                UK                        +9.6
1998               +17.4                UK                        +8.7
1999               +10.4                Japan                     -2.4

     Source: Salomon Brothers World Government Bond Index 1986-1999.

     The Trust may use, in its advertisements and other information, data concerning the projected cost of a college education in future years based on 1996/1997 costs of college and an assumed rate of increase for such costs. For example, the table below sets forth the projected cost of four years of college at a public college and a private college assuming a steady increase in both cases of 3% per year. In presenting this information, the Trust is making no prediction regarding what will be the actual growth rate in the cost of a college education, which may be greater or less than 3% per year and may vary significantly from year to year. The Trust makes no representation that an investment in any of the Funds will grow at or above the rate of growth of the cost of a college education.

Potential College Cost Table

      Start     Public      Private     Start     Public      Private
      Year      College     College     Year      College     College
      -----     -------     -------     -----     -------     -------
      1997      $13,015     $57,165     2005      $16,487     $72,415
      1998      $13,406     $58,880     2006      $16,982     $74,587
      1999      $13,808     $60,646     2007      $17,491     $76,825


      Start     Public      Private     Start     Public      Private
      Year      College     College     Year      College     College
      -----     -------     -------     -----     -------     -------
      2000      $14,222     $62,466     2008      $18,016     $79,130
      2001      $14,649     $64,340     2009      $18,557     $81,504
      2002      $15,088     $66,270     2010      $19,113     $83,949
      2003      $15,541     $68,258     2011      $19,687     $86,467
      2004      $16,007     $70,306     2012      $20,278     $89,061

Costs assume a steady increase in the annual cost of college of 3% per year from a 1996-97 base year amount. Actual rates of increase may be more or less than 3% and may vary.

     In its advertisements and other materials, the Trust may compare the returns over periods of time of investments in stocks, bonds and treasury bills to each other and to the general rate of inflation. For example, the average annual return of each during the 25 years from 1974 to 1999 was:

     *Stocks:                         15.2%
      Bonds:                           9.2%
      T-Bills:                         6.9%
      Inflation:                       5.1%

     *Returns of unmanaged indices do not reflect past or future performance of any of the Funds of PIMCO Funds: Pacific Investment Management Series. Stocks are represented by Ibbotson's Large Company Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. T-bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indices, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 2000 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may also compare the relative historic returns and range of returns for an investment in each of common stocks, bonds and treasury bills to a portfolio that blends all three investments. For example, over the 20 years from 1980-2000, the average annual return of stocks comprising the Ibbotson's Large Company Stock Total Return Index ranged from -4.9% to 37.4% while the annual return of a hypothetical portfolio comprised 40% of such common stocks, 40% of bonds comprising the Ibbotson's Long-term Corporate bond Index and 20% of Treasury bills comprising the Ibbotson's Treasury Bill Index (a "mixed portfolio") would have ranged from -1.0% to 28.2% over the same period. The average annual returns of each investment for each of the years from 1980 through 2000 is set forth in the following table.


                                                                   Mixed
Year        Stocks        Bonds      T-Bills      Inflation      Portfolio
----        ------        -----      -------      ---------      ---------
1980         32.42%       2.61%      11.24%        12.40%          14.17%
1981         -4.91%      -0.96%      14.71%         8.94%           0.59%
1982         21.41%      43.79%      10.54%         3.87%          28.19%
1983         22.51%       4.70%       8.80%         3.80%          12.64%
1984          6.27%      16.39%       9.85%         3.95%          11.03%


                                                                   Mixed
Year        Stocks        Bonds      T-Bills      Inflation      Portfolio
----        ------        -----      -------      ---------      ---------
1985         32.16%      30.90%       7.72%         3.77%          26.77%
1986         18.47%      19.85%       6.16%         1.13%          16.56%
1987          5.23%      -0.27%       5.46%         4.41%           3.08%
1988         16.81%      10.70%       6.35%         4.42%          12.28%
1989         31.49%      16.23%       8.37%         4.65%          20.76%
1990         -3.17%       6.87%       7.52%         6.11%           2.98%
1991         30.55%      19.79%       5.88%         3.06%          21.31%
1992          7.67%       9.39%       3.51%         2.90%           7.53%
1993         10.06%      13.17%       2.89%         2.75%           9.84%
1994          1.31%      -5.76%       3.90%         2.67%          -1.00%
1995         37.40%      27.20%       5.60%         2.70%          26.90%
1996         23.10%       1.40%       5.20%         3.30%          10.84%
1997         33.40%      12.90%       7.10%         1.70%          19.94%
1998         28.58%      10.76%       4.86%         1.61%          16.70%
1999         21.00%      -7.40%       4.70%         2.70%            5.9%

*Returns of unmanaged indices do not reflect past or future performance of any of the Funds of PIMCO Funds: Pacific Investment Management Series. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. T'bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indices, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 2000 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may use in its advertisement and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years. For example, the following table shows the annual and total contributions necessary to accumulate $200,000 of savings (assuming a fixed rate of return) over various periods of time:


       Investment          Annual              Total           Total
         Period         Contribution       Contribution        Saved
       ----------       ------------       ------------        -----
        30 Years          $ 1,979            $ 59,370         $200,000
        25 Years          $ 2,955            $ 73,875         $200,000
        20 Years          $ 4,559            $ 91,180         $200,000
        15 Years          $ 7,438            $111,570         $200,000
        10 Years          $13,529            $135,290         $200,000

This hypothetical example assumes a fixed 7% return compounded annually and a guaranteed return of principal. The example is intended to show the benefits of a long-term, regular investment program, and is in no way representative of any past or future performance of a PIMCO Fund. There can be no guarantee that you will be able to find an investment that would provide such a return at the times you invest and an investor in any of the PIMCO Funds should be aware that certain of the PIMCO Funds have experienced periods of negative growth in the past and may again in the future.

     The Trust may set forth in its advertisements and other materials information regarding the relative reliance in recent years on personal savings for retirement income versus reliance on Social Security benefits and company sponsored retirement plans. For example, the following table offers such information for 1997:



                          % of Income for Individuals
                       Aged 65 Years and Older in 1997*
                       --------------------------------

                                 Social Security
               Year             and Pension Plans             Other
               ----             -----------------             -----
               1997                    43%                     57%

     * For individuals with an annual income of at least $51,000. Other includes personal savings, earnings and other undisclosed sources of income.
Source: Social Security Administration.

     Articles or reports which include information relating to performance, rankings and other characteristics of the Funds may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron's, Pensions and Investments, Forbes, Smart Money, Mutual Fund Magazine, The New York Times, Kiplinger's Personal Finance, Fortune, Money Magazine, Morningstar's Mutual Fund Values, CDA Investment Technologies and The Donoghue Organization. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including the Funds, and may provide information relating to PIMCO, including descriptions of assets under management and client base, and opinions of the author(s) regarding the skills of personnel and employees of PIMCO who have portfolio management responsibility. From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Funds.

     From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar-amount invested in one or more of the Funds over a specified period of time and may use charts and graphs to display that growth.

     From time to time, the Trust may set forth in its advertisements and other materials the names of and additional information regarding investment analysts employed by PIMCO who assist with portfolio management and research activities on behalf of the Funds. The following lists various analysts associated with
PIMCO:  Jane Howe, Mark Hudoff, Doris Nakamura and Ray Kennedy.

     Ibbotson Associates ("Ibbotson") has analyzed the risk and returns of the Funds and relevant benchmark market indexes in a variety of market conditions. Based on its independent research and analysis, Ibbotson has developed model portfolios of the Funds and series of

PIMCO Funds: Multi-Manager Series ("MMS") which indicate how, in Ibbotson's opinion, a hypothetical investor with a 5+ year investment horizon might allocate his or her assets among the Funds and series of MMS. Ibbotson bases its model portfolios on five levels of investor risk tolerance which it developed and defines as ranging from "Very Conservative" (low volatility; emphasis on capital preservation, with some growth potential) to "Very Aggressive" (high volatility; emphasis on long-term growth potential). However, neither Ibbotson nor the Trust offers Ibbotson's model portfolios as investments. Moreover, neither the Trust, PIMCO nor Ibbotson represent or guarantee that investors who allocate their assets according to Ibbotson's models will achieve their desired investment results.

Voting Rights

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than ten percent of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

     The Trust's shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. To avoid potential conflicts of interest, the Strategic Balanced Fund will vote shares of each Underlying Fund which it owns in proportion to the votes of all other shareholders in the Underlying Fund.

     As of September 18, 2000 the following persons owned of record or beneficially 5% or more of the noted class of shares of the following Funds:


                                                Shares          Percent
                                             Beneficially         of
                                                 Owned           Class
                                            ------------------------------
Money Market Fund

Institutional
Combines Master Retirement Trust Val-Hi     126,364,844.450      58.73%*
5430 LBJ Fwy Suite 1700
Dallas TX 75240-2620

                                                        Shares                Percent
                                                     Beneficially               of
                                                         Owned                 Class
                                                   ------------------------------------
Saint John's Hospital and Health Center FDN           24,437,094.690            11.36%
Capital Campaign
PO Box 92956
Chicago IL 60675-2956

Marin Community Foundation                            12,541,930.850             5.83%
C/O Norwest Bank
PO Box 1533
Minneapolis MN 55480-1533

Charles Schwab & Co Inc**                             12,583,328.650             5.85%
Special Custody Account
Attn Mutual Funds Dept
101 Montgomery St
San Francisco CA 94104-4122

Administrative
Maltrust & Co C/O**                                    3,262,013.960            33.59%*
Eastern Bank & Trust
225 Essex St
Salem MA 01970-3728

Cooperative of Puget Sound 403B                        2,141,693.375            22.06%
Group Custodian Account
2390 E Camelback Rd Suite 240
Phoenix AZ 85016-3434

The Trustees of the Aviall Inc                           487,675.830             5.02%
Employees Savings Plan
2055 Diplomat Drive
Dallas TX 75234-8919

Class A

Bear Stearns Securities Corp                           3,102,892.440             6.64%
1 Metrotech Center North
Brooklyn NY 11201-3859



                                                         Shares                Percent
                                                      Beneficially               of
                                                          Owned                 Class
                                                   ------------------------------------
Short-Term Fund

Institutional
Charles Schwab & Co Inc**                               9,747,113.699            16.99%
Special Custody Account
Attn: Mutual Funds Dept
101 Montgomery St
San Francisco CA 94104-4122

Soka University of America                              6,678,454.802            11.64%
Attn Arnold Kawasaki
26800 W. Mulholland Highway
Calabasas CA 91302-1950

National Gallery of Art                                 5,114,865.408             8.91%
4th & Constitution Ave
NW Room 605
Washington DC 20565-0001

Trustees of Columbia University                         4,665,917.964             8.13%
in the City of New York
Office of Investments
475 Riverside Dr Suite 401
New York NY 10115-0499

Denison university                                      4,303,399.034             7.50%
Director of Finance & Budget
PO Box F
Granville OH 43023-0734

Administrative
FTC & Co Attn: Datalynx #083                              155,497.224            33.03%*
PO Box 173736
Denver CO 80217-3736

Donaldson Lufkin & Jenrette Secs**                         60,819.842            12.92%
One Pershing Plaza
Jersey City NJ 07399-0001

                                                   Shares           Percent
                                                Beneficially          of
                                                   Owned             Class
                                              -------------------------------
FTC & Co. Attn:  Datalynx K83                      49,245.291       10.46%
PO Box 173736
Denver, CO  80217-3736

LAN & Co.                                          44,595.044        9.47%
c/o Frost National Bank
PO Box 2479
San Antonio, TX  78298-2479

Lynn R. Prebe Trust                                26,019.853        5.53%
16347 Grenoble Arc
Huntington Beach, CA  92649-1825

Class A
MLPF&S For the Sole Benefit**                   1,114,133.710       13.43%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

DB Alex Brown LLC                                 591,335,343        7.13%
PO Box 1346
Baltimore MD 21203

Dean Witter for the Benefit of                    512,237.628        6.17%
Ronald S Taft TTEE
PO Box 250 Church Street Station
New York NY 10008-0250

Dean Witter for the Benefit of                    472,480.505        5.69%
Ronald S Taft TTEE
PO Box 250 Church Street Station
New York NY 10008-0250

Class B
MLPF&S For the Sole Benefit**                     205,456.933       32.87%*
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

                                                    Shares           Percent
                                                  Beneficially         of
                                                     Owned            Class
                                                ------------------------------
Donaldson Lufkin & Jenrette Secs**                  68,265.945       10.92%
Securities Corporation Inc
PO Box 2052
Jersey City NJ 07399-0001

Donaldson Lufkin & Jenrette Secs**                  31,289.681        5.00%
Securities Corporation Inc
PO Box 2052
Jersey City NJ 07399-0001

Class C
MLPF&S For the Sole Benefit**                      329,575.798       17.87
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Class D
Charles Schwab & Co Inc**                          497,645.740       91.88%*
Special Custody Accounts FBO Customers
101 Montgomery St
San Francisco CA 94104-4122

Low Duration Fund

Institutional
Charles Schwab & Co Inc**                       44,215,632.642       11.80%
Special Custody Account
Attn: Mutual Funds Dept
101 Montgomery St
San Francisco CA 94104-4122

MLTC of America FBO Dupont                      19,202,961.560        5.13%
Savings & Investment Plan
Attn:  Robert Arimenta, Jr.
300 Davidson Avenue

Administrative
FIIOC As Agent for**                             4,837,049.222       34.63%
Certain Employee Benefits Trans
100 Magellan Way KW1C
Covington KY 41015-1987

McClatchy Newspapers Restated                    2,097,250.155       15.02%
Def Comp & Investment Plan
550 Kearny St #600
San Francisco CA 94108-2527



                                                         Shares                Percent
                                                       Beneficially               of
                                                          Owned                 Class
                                                    ------------------------------------
National financial Services Corp**                      1,902,690.196            13.62%
For the Exclusive Benefit of Our Customers
1 World Financial Center
200 Liberty Street
New York NY 10281-1003

MAPCO COAL                                              1,311,718.009             9.39%
C/O Bankers Trust
100 Plaza One
Jersey City NJ 07311-3999

UMBSC & Co TEE FBO                                      1,138,715.447             8.15%
Sonnenschein Nath & Rosenthal
PO Box 419260
Kansas City MO 64141-6260

Centurion Trust Co **                                     841,861.554             6.09%
FBO Omnibus/Canturion Cap Mgmt
2425 EB Camelback Road Suite 530
Phoenix AZ 85016

Class A
MLPF&S For the Sole Benefit**                           5,071,629.796            20.48%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Richard J Steinhelper TR                                2,500,325.254            10.09%
Michigan Tooling Association
Benefit Plans Investment Trust
28237 Orchard Lake Road
PO Box 9151
Farmington Hills MI 48333-9151

Class B
MLPF&S For the Sole Benefit**                           1,829,490.317            23.65%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

                                                    Shares            Percent
                                                 Beneficially           of
                                                     Owned             Class
                                                -------------------------------
Class C
MLPF&S For the Sole Benefit**                    2,123,894.122         19.05%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Class D
Charles Schwab & Co Inc**                        1,256,403.015         88.58%*
Special Custody Accounts FBO Customers
101 Montgomery St
San Francisco CA 94104-4122

Low Duration Fund II

Institutional
Mac & Co                                        19,456,290.835         27.76%
Attn Mutual Fund Operations
PO Box 3198
Pittsburgh PA 15230-3198

FMTC TTEE for the **                            15,324,084.013         21.87%*
Sprint Retirement Savings Plan
Attn Ms Rhonda Snow
82 Devonshire St - E1GA
Boston MA 02109-3605

M & I Trust Co TTEE FBO                          4,774,536.551          6.81%
Salt Reiver Project NUC Decomm
1000 North Water St 11th Floor
Milwaukee WI 53202-6648

American Bible Society                           3,861,408.339          5.51%
1865 Broadway
New York NY 10023-7503

Associated Electrc & Gas                         3,559,548.657          5.08%
Insurance Services Limited
10 Exchange Pl
Jersey City NJ 07302-3901

                                                   Shares            Percent
                                                Beneficially           of
                                                   Owned              Class
                                                -------------------------------
Administrative
National Financial Services Corp**                      201.433     100.00%*
for the Exclusive Benefit of our Customers
1 World Financial Center
200 Liberty St
New York NY 10281-1003

Low Duration Fund III

Institutional
Sisters of St Joseph                              1,433,569.447      38.32%*
3427 Gull Rd
PO Box 13
Nazareth MI 49074-0013

Loyola Academy Endowment Fund                     1,117,718.705      29.88%*
135 S LaSalle St
PO Box 1443
Chicago Il 60690-1443

Key Trust Co. TTEE FBO                              447,505.075      11.96%
Congregation of Sisters of Saint Agnes
PO Box 94871
Cleveland, OH  44101-4871

National Jewish Medical & Research Center           544,330.197      14.55%
1400 Jackson St
Denver Co 80206-2762

Administrative
Pacific Investment Management Co                       1,084.50     100.00%*
800 Newport Center Dr FL 6
Newport Beach CA 92660-6309

GNMA Fund

Institutional
Pacific Investment Management Co                    402,076.356      50.82%*
800 Newport Center Dr FL 6
Newport Beach CA 92660-6309

                                                Shares              Percent
                                             Beneficially             of
                                                 Owned               Class
                                            ----------------------------------
Charles Schwab & Co Inc**                         389,132.295        49.18%*
Special Custody Account
Attn Mutual Funds Dept
101 Montgomery St
San Francisco CA 94104-4122

Moderate Duration Fund

Institutional
Columbus Circle Trust Co SV**                   6,792,901.506        14.06%
1 Station Place Metro Center
Stamfor CT 06902

Northern Trust Bank of Texas                    3,265,855.739         6.76%
Cust John G and Marie Stella Kennedy
Memorial Foundation
PO Box 92956
Chicago IL 60675-2956

Northern Trust Custodian FBO                    2,911,281.032         6.03%
Westlake Health Foundation
PO Box 92956
Chicago IL 60675-2956

Bost & Co.                                      3,111,423.775         6.44%
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

The Children's Hospital Association             2,435,594.971         5.04%
1056 E. 19th Avenue, #B010
Denver, CO  80218-1088

Wendel & Co.                                    2,655,932.243         5.50%
Bank of New York
P.O. Box 1066 Wall Street Station
New York, NY   10268-1066

                                                 Shares           Percent
                                              Beneficially          of
                                                 Owned             Class
                                             -------------------------------
Helen F. Whitaker Fund                         2,461,069,427        5.10%
C/O Chase Manhattan Bank
P.O. Box 31412
Rochester, NY   14603-1412

Real Return Bond Fund

Institutional
Charles Schwab & Co Inc**                     15,605,123.246       39.33%
Special Custody Account
Attn Mutual Funds Dept
101 Montgomery St
San Francisco CA 94104-4122

National Financial Services Corp**             5,752,813.128       14.50%
For Exclusive Benefit of Our Customers
PO Box 3908
Church Street Station
New York NY 10008-3908

Wake Forest University                         3,640,839.371        9.18%
PO Box 7354
Winston Salem NC 27109-7354

Administrative
FTC & Co.                                        692,792.755       57.13%
Attn:  Datalynx #154
P.O. Box 173736
Denver, CO 80217-3736

National Financial Services Corp**               518,772.571       42.78%
for the Exclusive Benefit of our Customers
1 World Financial Center
200 Liberty St
New York NY 10281-1003

Class A
MLPF&S For the Sole Benefit**                    667,141.105       18.49%
Of Its Customers
Attn Fund/Admin/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484


                                                  Shares            Percent
                                               Beneficially           of
                                                  Owned              Class
                                               ------------------------------
LEWCO Securities Corp                             657,553.722        18.22%
34 Exchange Pl FL 4
Jersey City NJ 07302-3885

Soka Grakkail International                       203,569.250         5.64%
606 Wilshire Blvd.
Santa Monica, CA  90401-1502

Class B
MLPF&S For the Sole Benefit**                     662,389.991        30.86%*
Of Its Customers
Attn Fund/Admin/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Class C
MLPF&S For the Sole Benefit**                   1,369,212.605        42.27%*
Of Its Customers
Attn Fund/Admin/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Class D
Charles Schwab & Co Inc**                       1,492,147.896        50.85%*
Special Custody Accounts FBO Customers
101 Montgomery St
San Francisco CA 94104-4122

National Investors Services Corp**                193,951.608         6.61%
For Exclusive Benefit of Our Customers
55 Water St FL 32
New York NY 10041-3299

Total Return Fund

Institutional
Charles Schwab & Co Inc**                     201,942,491.859         7.35%
Special Custody Account
Attn: Mutual Funds Dept
101 Montgomery St
San Francisco CA 94104-4122

                                                              Shares               Percent
                                                            Beneficially             of
                                                               Owned                Class
                                                           --------------------------------
Administrative
The Nikko Securities Co LTD                                78,353,088.000            21.04%
Tokyo DIA Bldg No 5
28-23, Shinkawa 1-Chome, Chuo-Ku
Tokyo Japan

National Financial Services Corp**                         74,132,698.808            19.91%
for the Exclusive Benefit of our Customers
1 World Financial Center
200 Liberty St
New York NY 10281-1003

FIIOC As Agent For Certain**                               66,602,427.768            17.89%
Employee Benefits Trans
100 Magellan Way KW1C
Covington KY 41015-1987

Manufacturers Life Ins Co (USA)                            30,906,176.309             8.30%
Attn Rosie Chuck Seg Funds/Acct
US SRS Seg Funds/Accounting
200 Floor St East
Toronto ON
Canada M4W 1E5

Total Return

Class A
MLPF&S For the Sole Benefit**                             106,709,654.687            48.24%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL3
Jacksonville FL 32246-6484

Class B
MLPF&S For the Sole Benefit**                              22,664,805.887            32.48%*
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL3
Jacksonville FL 32246-6484

                                                              Shares               Percent
                                                            Beneficially             of
                                                               Owned                Class
                                                           --------------------------------
Class C
MLPF&S For the Sole Benefit**                              20,265,020.675            26.54%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL3
Jacksonville FL 32246-6484

Class D
Charles Schwab & Co Inc**                                  11,737,156.092            88.61%
Special Custody Accounts FBO Customers
101 Montgomery St
San Francisco CA 94104-4122

Total Return Fund II

Institutional
Catholic Archbishop of Chicago                             10,641,717.658             6.91%
155 East Superior Street
Chicago IL 60611-2911

Charles Schwab & Co Inc**                                   8,914,656.327             5.79%
Special Custody Account
Attn Mutual Funds Dept
101 Montgomery St
San Francisco CA 94104-4122

Administrative
Security Trust Co as Inv Agent for**                        2,533,118.631            38.91%
Twin City Pipe Trades Supp Retirement Plan
2390 E. Camelback Rd Suite 240
Phoenix AZ 85016-3434

National Financial Services Corp**                          1,016,257.066            15.61%
1 World Financial Center
200 Liberty Street
New York NY 10281-1003

Mellon Bank as Agent/Omnibus**                                620,733.472             9.54%
135 Santilli Highway
Everett MA 02149-1906

                                                              Shares               Percent
                                                            Beneficially             of
                                                               Owned                Class
                                                           --------------------------------
Putnam Fiduciary Trust Co TTEE FBO                            437,139.312             6.72%
The Capital City Press
859 Willard St
Quincy MA 02169-7428

Total Return Fund III

Institutional
Roman Catholic Archbishop of LA                            17,395,575.858            19.36%
Attn Jose A Debasa
3424 Wilshire Blvd
Los Angeles CA 90010-2241

Wendel & Co                                                 7,083,379.293             7.88%
C/O The Bank of New York
Attn Mutual Fund/Reorg Dept
PO Box 1066 Wall St Station
New York NY 10268-1066

Administrative
The Lumpkin Foundation                                      1,133,030.527            94.87%
PO Box 1097
Mattoon IL 61938-1097

Total Return Mortgage Fund
                                                            1,265,964.182            78.22%
Institutional
Charles Schwab & Co Inc**
Special Custody Account
Attn Mutual Funds Dept
101 Montgomery St
San Francisco CA 94104-4122

Pacific Investment Management Co                              342,636.197            21.17%
800 Newport Center Dr Fl6
Newport Beach CA 92660-6309

Class A
PIMCO Advisors LP                                                1001.918            26.53%*
800 Newport Center Drive, Fl 6
Newport Beach, CA  92660-6309

                                                              Shares               Percent
                                                            Beneficially             of
                                                               Owned                Class
                                                           --------------------------------
Donaldson Lufkin Jenrette Securities Corp. Inc.                 2,774.114            73.46%*
Securities Corp Inc
P.O. Box 2052
Jersey City, NJ 07303-9998

Class B
PIMCO Advisors LP                                               1,001.599           100.00%*
800 Newport Center Drive, F16
Newport Beach, CA  92660-6309

Class C
PIMCO Advisors LP                                               1,001.599           100.00%*
800 Newport Center Drive, F16
Newport Beach, CA  92660-6309

Class D
Charles Schwab & Co Inc**                                      23,647.427            60.71%*
Special Custody Accounts FBO Customers
101 Montgomery St
San Francisco CA 94104-4122

National Investors Services Corp**                              6,472.387            16.61%
For Exclusive Benefit of Our Customers
55 Water St FL 32
New York NY 10041-3299

NFSC                                                            6,231.454            15.99%
CUST IRA ROLLOVER
455 Beverly Street
Robins, IA  52328

FMT Co Cust IRA Rollover                                        2,599.381             6.67%
FBO Keith O Westmoreland
6 Cherry Blossom PL
The Woodlands TX 77381

Investment Grade Corporate Bond Fund

Institutional
PIMCO Advisors LP                                             513,098.270           100.00%*
800 Newport Center Dr Fl 6
Newport Beach CA 92660-6309


                                                              Shares               Percent
                                                            Beneficially             of
                                                               Owned                Class
                                                           --------------------------------
High Yield Fund

Institutional
Charles Schwab & Co Inc**                                  31,391,406.678            17.39%
Special Custody Account
Attn Mutual Funds Dept
101 Montgomery St
San Francisco CA 94104-4122

Administrative
National Financial Services Corp**                         37,534,210.487            89.93%
for the Exclusive Benefit of our Customers
1 World Financial Center
200 Liberty St
New York NY 10281-1003

FIIOC As Agent for Certain Employee**                       2,525,403.893             6.05%
Benefits Trans
100 Magellan Way KW1C
Covington KY 41015-1987

MLPF&S For the Sole Benefit**                               3,214,165.835            17.80%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Class A
MLPF&S For the Sole Benefit of its customers                3,219,928.064            16.83%
Attn: Fund Admin/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Class B
MLPF&S For the Sole Benefit**                               6,744,579.531            23.19%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484


                                                              Shares               Percent
                                                            Beneficially             of
                                                               Owned                Class
                                                           --------------------------------
Class C
MLPF&S For the Sole Benefit**                               5,038,831.100            15.41%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Class D
Charles Schwab & Co Inc**                                   1,950,805.419            85.72%*
Special Custody Accounts FBO Customers
101 Montgomery St
San Francisco CA 94104-4122

Long-Term U.S. Government Fund

Institutional
Wendel & Co.                                                7,555,003.293            33.94%*
C/O Bank of NY
P.O. Box 1066 Wall Street Station
New York, NY 10268-1066

Chicago Symphony Orchestra                                  3,611,809.258            16.23%
220 South Michigan Ave
Chicago IL 60604-2596

Charles Schwab & Co Inc**                                   1,931,024.917             8.68%
Special Custody Account
Attn Mutual Funds Dept
101 Montgomery St
San Francisco CA 94104-4122

Northern Trust Co FBO                                       1,862,533.827             8.37%
Allianz DC Plan - Master Trust
PO Box 92956
Chicago IL 60675-2956

Wells Fargo Bank MN FBO                                     1,424,879.122             6.40%
Chronicle Publishing Pension Plan
P.O. Box 1533
Minneapolis, MN 55480-1533

                                                              Shares               Percent
                                                            Beneficially             of
                                                               Owned                Class
                                                           --------------------------------
Administrative
FIIOC As Agent for**                                        3,762,955.700          90.74%*
Certain Employee Benefits Trans
100 Magellan Way KW1C
Covington KY 41015-1987

Class A
Advest INC **                                                 482,196.425          10.33%
90 State House Square
Hartford CT 06103

MLPF&S For the Sole Benefit**                                 373,066.167           7.99%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Advest INC **                                                 347,449.010           7.44%
90 State House Square
Hartford CT 06103

Prudential Defined Contribution Plan **                       338,736.705           7.25%
FBO Plan Participants
30 Scranton Office Park
Scranton PA 18507-1755

Advest INC **                                                 281,017.570           6.02%
90 State House Square
Hartford CT 06103

Class B
MLPF&S For the Sole Benefit**                                 997,766.235          28.06%*
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Class C
MLPF&S For the Sole Benefit**                                 473,944.766          20.82%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484


                                                              Shares               Percent
                                                            Beneficially             of
                                                               Owned                Class
                                                           --------------------------------
Short Duration Municipal Income Fund

Institutional
PIMCO Advisors LP                                           1,092,782.104            83.79%
800 Newport Center Dr. Fl 6
Newport Beach, CA 92660-6309

John L Johnson                                                178,850.855            13.71%
7831 Stanford
Dallas TX 75225-8209

Class D
PIMCO Advisors LP                                               1,022.455           100.00%*
800 Newport Center Dr Fl 6
Newport Beach CA 92660-6309

Municipal Bond Fund

Institutional
Federick Henry Prince 1932 Trust                              652,725.984            53.61%
10 S Wacker Dr Suite 2575
Chicago IL 60606-7407

Mediaone Veba Trust                                           120,724.990             9.92%
Attn: Karen Frame
188 Inverness Dr W FL 7
Englewood CO 80112-5202

Northern Trust Co FBO                                         110,656.935             9.09%
Reliant Energy Incorporated Retirement Plan
PO Box 92923
Chicago IL 60675-2923

Brent R. Harris                                                74,981.752             6.16%
Elizabeth E Harris JT WROS
1 Crest Road East
Rolling Hills CA 90274-5224

Phyllis K. Curtis Trustee of                                   67,329.766             5.53%
The Phyllis k. Curtis Separate Property Trust
14158 NW Bronson Creek Drive
Portland, OR 97229-7060


                                                              Shares               Percent
                                                            Beneficially             of
                                                               Owned                Class
                                                           --------------------------------
Administrative
Marjorie P Bucklew Usufruct                                    41,539.010             9.57%
Elizabeth B Ingrish Naked Ownr
2801 Marye St
Alexandria LA 71301-4927

Joy L. McNeese                                                 27,345.799             6.30%
8438 Porter Ln
Alexandria VA 22308-2142

Annie P. Allen                                                 25,525.602             5.88%
IMPAC
601 E First Street
Belzoni, MS 39038-3405

Class A
MLPF&S For the Sole Benefit**                                 155,421.838            23.13%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Banc of America Securities LLC                                 87,713.411            13.05%
600 Montgomery St
San Francisco CA 94111

DB Alex Brown LLC                                              51,776.576             7.70%
PO Box 1346
Baltimore MD 21203

Anne D Hopper & Duane B Hopper                                 36,279.731             5.39%
TTEES U/A DTD 03/02/99
Anne D Hopper Rev Trust
PO Box 5123
Charlottesville VA 22905-5123

Class B
MLPF&S For the Sole Benefit**                                 100,948.775            19.65%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484


                                                              Shares               Percent
                                                            Beneficially             of
                                                               Owned                Class
                                                           --------------------------------
Dain Rauscher Incorporated FBO                                 66,529.644            12.59%
K K Kinsey Trustee
K K Kinsey Rev Intervivos TR
US DTD 04-18-1997
2801 NE 14th St
Fort Lauderdale FL 33304-1680

Class C
MLPF&S For the Sole Benefit**                                 270,093.806             9.32%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Class D
Charles Schwab & Co Inc**                                      53,203.327            80.79%*
Special Custody Accounts FBO Customers
101 Montgomery St
San Francisco CA 94104-4122

California Intermediate Municipal Bond Fund

Institutional
Brent R Harris                                              2,568,523.411            39.30%*
Elizabeth E Harris JT WROS
1 Crest Road East
Rolling Hills CA 90274-5224

James Invalid Muzzy & Pamela B Muzzy                        1,017,450.709            15.57%
TTEES U/A 01-10-89
Muzzy family Trust
2546 Riviera Drive
Laguna Beach CA 92651-1029

Charles Schwab & Co Inc**                                   1,117,192.859            17.09%
Special Custody Account
Attn Mutual Funds Dept
101 Montgomery St
San Francisco CA 94104-4122

William S. and Nancy E. Thompson                              507,329.116             7.76%
Revocable Trust


                                                              Shares               Percent
                                                            Beneficially             of
                                                               Owned                Class
                                                           --------------------------------
2431 Riviera Dr
Laguna Beach CA 92651-1013

Salomon Smith Barney, Inc.                                    394,643.953             6.04%
333 West 34th Street, 3rd Floor
New York, NY 10001

Bear Stearns Securities Corp                                  352,038.185             5.39%
1 Metrotech Ctr N
Brooklyn NY 11201-3870

Bear Stearns Securities Corp                                  101,979.112            64.71%*
1 Metrotech Center N
Brooklyn, NY 11201-3870

Bear Stearns Securities Corp                                   15,259.500             9.68%
1 Metrotech Center N
Brooklyn, NY 11201-3870

Bear Stearns Securities Corp                                   10,198.415             6.47%
1 Metrotech Center N
Brooklyn, NY 11201-3870

Bear Stearns Securities Corp                                   10,173.334             6.46%
1 Metrotech Center N
Brooklyn, NY 11201-3870

Bear Stearns Securities Corp                                   10,163.205             6.45%
1 Metrotech Center N
Brooklyn, NY 11201-3870

Bear Stearns Securities Corp                                    9,813.160             6.23%
1 Metrotech Center N
Brooklyn, NY 11201-3870

Class A
Salomon Smith Barney Inc                                    1,187,174.330            39.65%*
333 West 34th St - FL 3
New York NY 10001


                                                              Shares               Percent
                                                            Beneficially             of
                                                               Owned                Class
                                                           --------------------------------
Dean Witter For the Benefit of                              1,315,852.022            43.95%*
William C Powers
PO Box 250 Church Street Station
New York NY 10008-0250

Salomon Smith Barney Inc                                      171,503.195             5.72%
333 West 34th St - FL 3
New York NY 10001

Class D
PIMCO Advisors LP                                               1,035.942            29.89%*
800 Newport Center Dr Fl 6
Newport Beach CA 92660-6309

National Investors Services Corp**                              2,429.543            70.10%*
For Exclusive Benefit of Our Customers
55 Water Street, FL 32
New York, NY  10041-3299

California Municipal Bond Fund

Institutional
William C Powers                                              304,378.674            34.83%
2012 The Strand
Manhattan Beach CA 90266-4559

James F. Muzzy & Pamela B. Muzzy                              304,378.674            34.83%
TTEES U/A 01/10/89
Muzzy Family Trust
2546 Riviera Drive
Laguna Beach CA 92651-1029

Chris P. Dialynas                                             152,189.338            17.42%
2140 Mesa Drive
Newport Beach CA 92660-1709

William S. and Nancy E. Thompson                              101,459.553            11.61%
Revocable Trust
2431 Riviera Drive
Laguna Beach CA 92651-1013


                                                              Shares               Percent
                                                            Beneficially             of
                                                               Owned                Class
                                                           --------------------------------
Class A
PIMCO Advisors LP                                                 969.308           100.00%
800 Newport Center Drive, FL 6
Newport Beach, CA 92660-6309

Class D
PIMCO Advisors LP                                                 969.308           100.00%
800 Newport Center Drive, Fl 6
Newport Beach, CA  92660-6309

New York Municipal Bond Fund

Institutional
PIMCO Advisors LP                                             313,205.515           100.00%*
800 Newport Center Dr Fl 6
Newport Beach CA 92660-6309

Class A
PIMCO Advisors LP                                               1,046.112            99.52%
800 Newport Center Dr FL 6
Newport Beach CA 92660-6309

Class D
PIMCO Advisors LP                                               1,045.273           100.00%*
800 Newport Center Dr FL 6
Newport Beach CA 92660-6309

Global Bond Fund

Institutional

Regents of the University of                                5,876,853.596            17.02%
Massachusetts, Inc. - Managed Care
100 Summer Street, Treasury 01-06
Boston, MA   02110-2106

Blue Cross Blue Shield of                                   5,723,504.269            16.58%
Massachusetts Inc - Managed Care
100 Summer St - Treasury 01-06
Boston MA 02110-2106

                                                       Shares          Percent
                                                    Beneficially         of
                                                       Owned            Class
                                                  ------------------------------
Walker Art Center Inc                               4,795,046.724      13.89%
Mr. David M. Galligan - Admin
Director & Treasurer
Vineland Place
Minneapolis MN 55403

Administrative
FIIOC As Agent for**                                  259,211.329      97.01%
Certain Employee Benefits Trans
100 Magellan Way KW1C
Covington KY 41015-1987

Global Bond Fund II

Institutional
Weil Gotshal & Manges                               2,168,401.768      33.74%*
Partners Pension Trust
C/O Citibank Private Bank
120 Broadway 2nd Fl/Zone 2
New York NY 10271-0002

Mac & Co                                            1,814,215.525      28.23%
PO Box 3198
Pittsburgh PA 15230-3198

GMP Employers Retiree Trust                         1,181,666.223      18.39%
PO Box 3198
Pittsburgh PA 15230-3198

Weil Gotshal & Manges                                 596,456.777       9.28%
Employees Pension Trust
C/O Citibank Private Bank
120 Broadway 2nd Fl/Zone 2
New York NY 10271-0002

The American University in Cairo                      321,398.175       5.00%
AUC Endowment
420 5th Ave
New York NY 10018-2729

                                                       Shares          Percent
                                                    Beneficially         of
                                                       Owned            Class
                                                  ------------------------------
Class A
MLPF&S For the Sole Benefit**                          22,057.833      10.55%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Donaldson Lufkin Jenrett**                             14,950.692       7.15%
Securities Corporation Inc
PO Box 2052
Jersey City NJ 07303-9998

OLDE Discount                                          11,029.956       5.27%
751 Griswold Street
Detroit, MI 48226

Raymond James & Assoc Inc.                             10,561.086       5.05%
504 Galen Circle
Ann Arbor, MI  48103

Class B
MLPF&S For the Sole Benefit**                         105,357.242      22.54%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Class C
MLPF&S For the Sole Benefit**                          71,162.800      14.50%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Foreign Bond Fund

Institutional
Charles Schwab & Co Inc**                           5,042,668.568      57.48%*
Special Custody Account
Attn Mutual Funds Dept
101 Montgomery St
San Francisco CA 94104-4122

                                                       Shares          Percent
                                                    Beneficially         of
                                                       Owned            Class
                                                  ------------------------------
PFPC FBO LPL Supermarket Program                    2,858,555.592       6.56%
211 S Gulph Rd
King of Prussia PA 19406-3101

Donaldson Lufkin Jennrette**                        2,426,143.099       5.57%
Pershing Division
One Pershing Plaza
PO Box 2052
Jersey City NJ 07303-2052

Resources Trust Co For The Exclusive
Benefit of the Customers of IMS                       139,300.806      23.41%
PO Box 3865
Englewood CO 80155-3865

Administrative
CBNA Custodian FBO Clients of**
Benefit Plans Administrators                          118,530.691      19.92%
1500 Genesee St
Utica NY 13502-5104

National Financial Services Corp**
for the Exclusive Benefit of our Customers             84,716.610      14.24%
1 World Financial Center
200 Liberty St
New York NY 10281-1003

Class A
Advest Inc                                            724,389.231      11.21%
90 State House Square
Hartford CT 06103

Advest Inc                                            505,486.375       7.82%
90 State House Square
Hartford CT 06103

Class B
MLPF&S For the Sole Benefit**                         169,417.687       6.69%
Of Its Customers
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

                                                       Shares          Percent
                                                    Beneficially         of
                                                       Owned            Class
                                                  ------------------------------
Class D
Charles Schwab & Co Inc**                           1,292,670.213      87.84%*
Special Custody Accounts FBO Customers
101 Montgomery St
San Francisco CA 94104-4122


Emerging Markets Bond Fund

Institutional
IBM Retirement Plan Long Duration II
C/O Chase Manhattan Bank                            2,298,747.725      52.01%*
Global Securities Services
3 Chase Metrotech Center 7th Fl
Brooklyn NY 11245-0001

State Street Bank & Trust FBO
Hallmark Master Trust                                 570,670.003      12.91%
PO Box 1992
Boston MA 02105-1992

Tenet Healthcare (AMI)
C/O State Street Bank & Trust                         557,063.281      12.60%
Master Trust Services Division
PO Box 1992
Boston MA 02105-1992

Charles Schwab & Co Inc**
Special Custody Account                               397,635.178       9.00%
Attn Mutual Funds Dept
101 Montgomery St
San Francisco CA 94104-4122

Arrow & Co**                                          242,718.447       5.49%
PO Box 30010
Durham NC 27702-3010

Wendel & Co
C/O The Bank of New York                              234,333.196       5.30%
Attn Mutual Fund/Reorg Dept
PO Box 1066 Wall St Station
New York NY 10268-1066

                                                       Shares          Percent
                                                    Beneficially         of
                                                       Owned            Class
                                                  ------------------------------
Administrative
Centurion Trust Co**
FBO Omunibus/Centurion Cap Mgmt                     1,279,425.170      99.88%*
2425 EB Camelback Road Suite 530
Phoenix AZ 85016

Class A
BSDT Cust Rollover IRA FBO                              6,774.572      19.29%
LEO William Hoffman
2305 Atkins Road
Petosky MI 49770

Steve M Foulke &                                        5,019.286      14.29%
Maria M Foulke Community Property
1 Altimira
Coto de Caza CA 92679-4901

Painewebber FBO                                         4,362.000      12.42%
Patricia Lopez Hold &
Mark Garcia JTWROS
10066 Garnet Avenue, PMB 606
San Diego, CA  92109-3116

Maria May Faulke TTEE
Maria Michelle May 1992 Trust                           3,272.097       9.41%
FBO Chelsea & Ryan Faulke
1 Altimira
Trabuco Canyon CA 92679

Class B
MLPF&S For the Sole Benefit**
Of Its Customers                                       58,632.434      38.47%*
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Robert W Baird & Co Inc
777 East Wisconsin Ave                                 11,278.763       7.40%
Milwaukee WI 53202-5391

                                                       Shares          Percent
                                                    Beneficially         of
                                                       Owned            Class
                                                  ------------------------------
Donaldson Lufkin Jenrette
Securities Corporation Inc                              8,937.642       5.86%
PO Box 2052
Jersey City NJ 07303-9998

Class C
MLPF&S For the Sole Benefit**
Of Its Customers                                       26,139.164      40.71%*
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Prudential Securities Inc.                             10,867.609      16.92%
60 Altadena Drive
Pittsburgh, PA  15228-1002

CIBC World Markets Corp
PO Box 3484                                             4,176.072       6.50%
Church Street Station
New York NY 10008-3484

First Closing Corp
Patrick J Rowland Marital                               3,838.495       5.97%
3800 W 80th Suite 1000
Bloomington, MN 55431-4425

CIBC World Markets Corp
PO Box 3484                                             3,579.698       5.57%
Church Street Station
New York NY 10008-3484

Raymond James & Assoc Inc
FBO J A Del Santro TTEE UA DTD                          3,489.592       5.43%
3/23/98 J A Del Santro Rev TR
381 Amber Lake Dr
Fairmont MN 56031

Class D
PIMCO Advisors LP                                       1,207.560     100.00%*
800 Newport Center Dr FL6
Newport Beach CA 92660-6309

                                                       Shares          Percent
                                                    Beneficially         of
                                                       Owned            Class
                                                  ------------------------------
Strategic Balanced Fund

Institutional
Carpenters Health & Security Trust of
Western Washington                                  2,383,347.846      57.10%
PO Box 1929
Seattle WA 98111-1929

Dominguez Services Corp
Trusted Pension Fund                                  548,545.388      13.14%
21718 South Alameda St
Long Beach CA 90810-1682

BNY Western Trust Co TTEE FBO
Pacific Life Insurance Co Retirement                  417,358.647      10.00%
Incentive Savins Plan
700 S Flower St FL2
Los Angeles Ca 90017-4101

Norwest Bank MN NA FBO
Music Center Retirement Plan                          323,041.846       7.74%
PO Box 1533
Minneapolis MN 55480-1533

The Northern Trust Co TTEE FBO
Ameron 401K                                           270,203.989       6.47%
PO Box 92956
Chicago IL 60675-2956

Administrative
Norwest Bank MN NA FBO
Affiliated Medical Centers PSP                         33,035.179      73.26%
PO Box 1533
Minneapolis MN 55480-1533

Norwest Bank MN NA FBO
Affiliated Med Center Pension Plan                     12,058.862      26.74%
PO Box 1533
Minneapolis MN 55480-1533

                                                       Shares          Percent
                                                    Beneficially         of
                                                       Owned            Class
                                                  ------------------------------
Class A
Prudential Securities Inc FBO
Prudential Retirement Services                         39,218.330      11.54%
MSSA-ILA Local 1985 401K
PO Box 15040
New Brunswick NJ 08906-5040

BSDT Cust Rollover IRA
FBO Frederick A Otto                                   20,872.980       6.14%
795 Fairway Court
Gaylord MI 49735-9386

A G Edwards & Sons Inc C/F
Roy A Vandermeer IRA Account                           17,740.061       5.22%
2121 Jamieson Ave Unit 2111
Alexandria VA 22314-5717

Class B
MLPF&S For the Sole Benefit**
Of Its Customers                                      138,989.420      16.19%
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Class C
MLPF&S For the Sole Benefit**
Of Its Customers                                      156,263.339      14.42%
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Class D
Charles Schwab & Co Inc**
Special Custody Accounts FBO Customers                 14,721.503      81.01%*
101 Montgomery St
San Francisco CA 94104-4122

National Investors Services Corp**
For Exclusive Benefit of Our Customers                  3,449.952      18.98%
55 Water St FL 32
New York NY 10041-3299

                                                       Shares          Percent
                                                    Beneficially         of
                                                       Owned            Class
                                                  ------------------------------
Convertible Fund

Institutional
State Street Bank & Trust
FBO Pacific Gas & Electric Co                         686,976.851       7.96%
Retirement Plan Master
1 Enterprise Dr
North Quincy MA 02171-2126

Kamehamelia Activities Association
c/o Bank of New York                                  556,419.420       6.56%
1 Wall Street, 25th Floor
Investor Management Services Group
New York, NY   90286-0001

Administrative
Bear Stearns Securities Corp
1 Metrotech Center North                               27,605.245      97.56%
Brooklyn, NY   11201-3870

Class A
Dean Witter For the Benefit of
American Osteopathic Association                      146,135.887      33.50%*
PO Box 250 Church Street Station
New York NY 10008-0250

MLPF&S For the Sole Benefit**
Of Its Customers                                       45,181.781      10.36%
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Class B
MLPF&S For the Sole Benefit**
Of Its Customers                                      134,283.852      37.93%*
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Dean Witter*
P O Box 250                                           146,135.887      33.50%*
Church Street Station
New York, NY  10008-0250

                                                       Shares          Percent
                                                    Beneficially         of
                                                       Owned            Class
                                                  ------------------------------
Class C
MLPF&S For the Sole Benefit**
Of Its Customers                                      193,092.089      21.11%
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Class D
PIMCO Advisors LP
800 Newport Center Dr FL 6                                638.116     100.00%*
Newport Beach CA 92660-6309

StocksPLUS Fund

Institutional
Charles Schwab & Co Inc**
Special Custody Account                             4,587,051.307      10.54%
Attn Mutual Funds Dept
101 Montgomery St
San Francisco CA 94104-4122

Northern Trust Custodian FBO
Reliastar Financial Acct                            3,707,575.009       8.52%
PO Box 92956
Chicago IL 60675-2956

Dain Rauscher Inc FBO
St Cloud Hospital Memrndm Acct                      3,015,809.317       6.93%
1406 6th Ave N
Saint Cloud MN 56303-1900

Pacific Mutual Life Insurance Co
Employee's Retirement Plan Trust                    2,878,326.594       6.61%
700 Newport Center Dr
Newport Beach CA 92660-6397

Firstar Des Moines TTEE
Iowa Methodist Medical Ctr                          2,568,973.849       5.90%
PO Box 1787
Milwaukee WI 53201-1787

                                                       Shares          Percent
                                                    Beneficially         of
                                                       Owned            Class
                                                  ------------------------------
Administrative
The Colorado County Officials and
Employees Retirement Association                    2,174,562.860      77.28%*
4949 S Syracuse St Suite 400
Denver Co 80237-2747

Transamerica Life Insurance & Annuity Co (TI)
PO Box 30368                                          187,503.655       6.66%
Los Angeles CA 90030-0368

National Financial Services Corp**
for the Exclusive Benefit of our Customers            148,576.123       5.28%
1 World Financial Center
200 Liberty St
New York NY 10281-1003

Class A
MLPF&S For the Sole Benefit**
Of its Customers                                    1,797,976.597      16.15%
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Class B
MLPF&S For the Sole Benefit**
Of its Customers                                    4,286,023.398      16.88%
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Class C
MLPF&S For the Sole Benefit**
Of its Customers                                    2,403,653.116      11.54%
Attn Fund Admn/#97M
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Class D
Charles Schwab & Co Inc**
Special Custody Accounts FBO Customers                214,740.584      91.83%*
101 Montgomery St
San Francisco CA 94104-4122

* Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to "control" the Funds, as that term is defined in the 1940 Act.

** Shares are believed to be held only as nominee.

The Reorganization of the PIMCO Money Market and Total Return II Funds

     On November 1, 1995, the Money Market Fund and the PIMCO Managed Bond and Income Fund, two former series of PIMCO Funds: Equity Advisors Series, were reorganized as series of the Trust, and were renamed Money Market Fund and Total Return Fund II, respectively. All information presented for these Funds prior to this date represents their operational history as series of PIMCO Funds: Equity Advisors Series. In connection with the Reorganization, the Funds changed their fiscal year end from October 31 to March 31.

The Reorganization of the PIMCO Global Bond Fund II

     On January 17, 1997, the Global Income Fund, a former series of PIMCO Advisors Funds, was reorganized as a series of the Trust, and was renamed the Global Bond Fund II. All information presented for this Fund prior to that date represents its operational history as a series of PIMCO Advisors Funds. In connection with the Reorganization, the Fund changed its fiscal year end from September 30 to March 31.

Code of Ethics

     The Trust and PIMCO have each adopted a Code of Ethics governing personal trading activities of all Trustees and officers of the Trust, and Directors, officers and employees of PIMCO who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Trust or obtain information pertaining to such purchase or sale or who have the power to influence the management or policies of the Trust or PIMCO. Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain security transactions with PIMCO's Compliance Officer or his designee and to report certain transactions on a regular basis. PIMCO has developed procedures for administration of the Codes.

Custodian, Transfer Agent and Dividend Disbursing Agent

     State Street Bank and Trust Company ("State Street"), 801 Pennsylvania, Kansas City, Missouri 64105 serves as custodian for assets of all Funds. Under the custody agreement, State Street may hold the foreign securities at its principal office at 225 Franklin Street, Boston. Massachusetts 02110, and at State Street's branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

     Pursuant to rules adopted under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets. The Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

     National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, Missouri serves as transfer agent and dividend disbursing agent for the Institutional Class, Administrative Class, J Class and K Class shares of the Funds. PFPC Inc., P.O. Box 9688, Providence, Rhode Island 02940-9688 serves as transfer agent and dividend disbursing agent for the Class A, Class B, Class C and Class D shares of the Funds.

Independent Accountants

     PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105, serves as independent public accountants for all Funds. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. Prior to November 1, 1995, Deloitte & Touche LLP served as independent accountants for the Money Market and Total Return II Funds. See "The Reorganization of the PIMCO Money Market and Total Return II Funds" for additional information.

Counsel

     Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also act as counsel to the Trust.

Registration Statement

     This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

     Financial statements for the Trust as of March 31, 2000 for its fiscal year then ended, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon dated May 23, 2000, are incorporated by reference from the Trust's 2000 Annual Reports. A copy of the Reports delivered with this Statement of Additional Information should be retained for future reference.

PART C.  OTHER INFORMATION

Item 23.    Exhibits
            --------

        (a) (1)  Declaration of Trust of Registrant/7/

            (2)  Form of Amendment to Declaration of Trust/16/

            (3)  Form of Amended and Restated Declaration of Trust/21/

            (4) Form of Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest/8/

            (5) Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Long Duration Fund/11/

            (6) Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Convertible Bond Fund/12/

            (7) Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds/15/

            (8)  Form of Establishment and Designation of Classes J and Class
                 K/16/

            (9) Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Loan Obligation Fund/16/

            (10) Form of Amended Designation of Series Relating to Short
                 Duration Municipal Income Fund/16/

            (11) Form of Establishment and Designation of Series of Shares of
                 Beneficial Interest Relating to the PIMCO Private Account Portfolios/17/

            (12) Form of Establishment and Designation of Series of Shares of
                 Beneficial Interest Relating to the Real Return Bond Portfolio/17/

            (13) Form of Amended Designation of Series Relating to the U.S.
                 Government Sector, U.S. Government Sector II, Mortgage, Mortgage II, Investment Grade Corporate, Select Investment, High Yield, International and Emerging Markets Portfolios/17/

            (14) Form of Establishment and Designation of Series of Shares of
                 Beneficial Interest Relating to Investment Grade Corporate Bond Fund/19/

          (15) Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio/20/

          (16) Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to PIMCO European Convertible Fund/23/

          (17) Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II/23/

     (b)  Form of By-laws of Registrant/7/

     (c)  Not applicable

     (d)  (1)  Form of Investment Advisory Contract/7/

          (2)  Form of Amendment to Investment Advisory Contract/7/

          (3) Form of Supplement to Investment Advisory Contract Relating to StocksPLUS Short Strategy Fund/2/

          (4) Form of Supplement to Investment Advisory Contract Relating to Balanced Fund/3/

          (5) Form of Supplement to Investment Advisory Contract Relating to Global Bond Fund II/5/

          (6) Form of Supplement to Investment Advisory Contract Relating to Real Return Bond Fund/5/

          (7) Form of Supplement to Investment Advisory Contract Relating to Low Duration Mortgage Fund, Total Return Mortgage Fund, Emerging Markets Bond Fund, and Emerging Markets Bond Fund II/6/

          (8) Form of Supplement to Investment Advisory Contract Relating to Municipal Bond Fund /9/

          (9) Form of Supplement to Investment Advisory Contract Relating to Long Duration Fund/11/

          (10) Form of Supplement to Investment Advisory Contract Relating to Convertible Fund/13/

          (11) Form of Supplement to Investment Advisory Contract Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds/15/

          (12) Form of Supplement to Investment Advisory Contract Relating to PIMCO Private Account Portfolios/17/

          (13) Form of Investment Advisory Contract/20/

          (14) Form of Supplement to Investment Advisory Contract Relating to PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio/20/

          (15) Form of Supplement to Investment Advisory Contract Relating to Loan Obligation Fund/21/

          (16) Form of Supplement to Investment Advisory Contract Relating to PIMCO European Convertible Fund/23/

          (17) Form of Supplement to Investment Advisory Contract Relating to PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II/23/

     (e)  (1)  Form of Amended and Restated Distribution Contract/14/

          (2) Form of Supplement to Amended and Restated Distribution Contract Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds/15/

          (3)  Form of Japan Dealer Sales Contract/14/

          (4) Form of Supplement to Amended and Restated Distribution Contract Relating to PIMCO Private Account Portfolios/17/

          (5)  Form of Distribution Contract/21/

          (6) Form of Supplement to Distribution Contract Relating to PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio/21/

          (7) Form of Supplement to Distribution Contract Relating to PIMCO European Convertible Fund/23/

          (8) Form of Supplement to Distribution Contract Relating to PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II/23/

     (f)  Not applicable

     (g)  Form of Custody and Investment Accounting Agreement/14/

     (h)  (1)  Form of Amended and Restated Administration Agreement/9/

          (2) Form of Supplement to Amended and Restated Administration Agreement relating to Long Duration Fund/11/

          (3) Form of Supplement to Amended and Restated Administration Agreement Relating to Convertible Bond Fund/13/

          (4) Form of Supplement to Amended and Restated Administration Agreement Relating to Class J and Class K Shares/14/

          (5) Form of Supplement to Amended and Restated Administration Agreement Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds/15/

          (6) Form of Supplement to Amended and Restated Administration Agreement Relating to PIMCO Private Account Portfolios/17/

          (7)  Form of Second Amended and Restated Administration Agreement/21/

          (8) Form of Supplement to Second Amended and Restated Administration Agreement Relating to PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio/21/

          (9) Form of Supplement to Second Amended and Restated Administration Agreement Relating to Loan Obligation Fund/21/

          (10) Form of Supplement to Second Amended and Restated Administration Agreement Relating to PIMCO European Convertible Fund/23/

          (11) Form of Supplement to Second Amended and Restated Administration Agreement Relating to PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II/23/

          (12) Form of Shareholder Servicing Agreement/9/

          (13) Form of Transfer Agency Agreement/7/

          (14) Form of Transfer Agency Agreement with Shareholder Services, Inc./1/

     (i)  Consent of Counsel/22/

     (j)    Consent of PricewaterhouseCoopers LLP

     (k)    Not applicable

     (l)    Not applicable

     (m)    (1)  Form of Distribution and Servicing Plan for Class A Shares/4/

            (2)  Form of Distribution and Servicing Plan for Class B Shares/4/

            (3)  Form of Distribution and Servicing Plan for Class C Shares/4/

            (4) Form of Amended and Restated Distribution Plan for Administrative Class Shares/7/

            (5) Form of Amended and Restated Administrative Services Plan for Administrative Class Shares/7/

            (6)  Form of Distribution and Servicing Plan for Class J Shares/14/

            (7)  Form of Distribution and Servicing Plan for Class K Shares/14/

     (n) Form of Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3/14/

     (p)(1) Form of Code of Ethics for the Registrant/21/

     (p)(2) Form of Code of Ethics for PIMCO/21/

     (p)(3) Form of Code of Ethics for PIMCO Funds Distributors LLC/22/

     *      Form of Power of Attorney/21/

     _____________________
     /1/ Filed with Post Effective Amendment No. 33 to the Registration Statement of PIMCO Advisors Funds (File No. 2-87203) on November 30, 1995.

     /2/  Filed with Post-Effective Amendment No. 27 on January 16, 1996.

     /3/  Filed with Post-Effective Amendment No. 28 on April 1, 1996.

     /4/ Filed with Registration Statement on Form N-14 (File No. 333-12871) on September 27, 1996.

     /5/  Filed with Post Effective Amendment No. 33 on January 13, 1997.

     /6/  Filed with Post-Effective Amendment No. 36 on July 11, 1997.

     /7/  Filed with Post-Effective Amendment No. 37 on November 17, 1997.

     /8/  Filed with Post-Effective Amendment No. 39 on January 15, 1998.

     /9/  Filed with Post-Effective Amendment No. 40 on March 13, 1998.

     /10/ Filed with Post-Effective Amendment No. 41 on July 31, 1998.

     /11/ Filed with Post-Effective Amendment No. 42 on September 11, 1998.

     /12/ Filed with Post-Effective Amendment No. 43 on January 15, 1999.

     /13/ Filed with Post-Effective Amendment No. 44 on April 2, 1999.

     /14/ Filed with Post-Effective Amendment No. 45 on May 26, 1999.

     /15/ Filed with Post-Effective Amendment No. 46 on June 17, 1999.

     /16/ Filed with Post-Effective Amendment No. 50 on October 1, 1999.

     /17/ Filed with Amendment No. 55 to the Registration Statement under the
          Investment Company Act of 1940 on October 8, 1999.

     /18/ Filed with Post-Effective Amendment No. 51 on October 22, 1999.

     /19/ Filed with Post-Effective Amendment No. 52 on December 15, 1999.

     /20/ Filed with Amendment No. 61 to the Registration Statement under the
          Investment Company Act of 1940 on May 16, 2000.

     /21/ Filed with Post-Effective Amendment No. 54 on May 18, 2000.

     /22/ Filed with Post-Effective Amendment No. 55 on August 1, 2000.

     /23/ Filed with Post-Effective Amendment No. 57 on August 31, 2000.

Item 24.  Persons Controlled by or Under Common Control With Registrant
          -------------------------------------------------------------

     No person is controlled by or under common control with the Registrant.

Item 25.  Indemnification
          ---------------

     Reference is made to Article IV of the Registrant's Declaration of Trust, which was filed with the Registrant's initial Registration Statement.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.      Business and Other Connections of Investment Adviser
              ----------------------------------------------------

     The directors and officers of PIMCO and their business and other connections are as follows:

Name                            Business and Other Connections
----                            ------------------------------
Arnold, Tamara J.               Executive Vice President, PIMCO and PIMCO Management, Inc.

Asay, Michael R.                Senior Vice President, PIMCO and PIMCO Management, Inc.

Baker, Brian P.                 Senior Vice President, PIMCO and PIMCO Management, Inc.

Barbi, Leslie A.                Executive Vice President, PIMCO and PIMCO Management, Inc.

Beaumont, Stephen B.            Vice President, PIMCO and PIMCO Management, Inc.

Benz, William R. II             Managing Director, PIMCO; Director and Managing Director, PIMCO
                                Management, Inc.; Member of PIMCO Partners LLC.

Bhansali, Vineer                Executive Vice President, PIMCO and PIMCO Management, Inc.

Bishop, Gregory A.              Vice President, PIMCO and PIMCO Management, Inc.

Boutilier, Patricia A.          Vice President, PIMCO, and PIMCO Management, Inc.

Name                            Business and Other Connections
----                            ------------------------------
Brynjolfsson, John B.           Executive Vice President, PIMCO and PIMCO Management, Inc.

Burns, R. Wesley                Managing Director and Executive Committee Member, PIMCO.
                                Director and Managing Director, PIMCO Management, Inc.; Member
                                of PIMCO Partners LLC.  President and Trustee of the Trust and
                                PIMCO Variable Insurance Trust; President and Director of PIMCO
                                Commercial Mortgage Securities Trust, Inc.; Director, PIMCO
                                Funds: Global Investors Series plc and PIMCO Global Advisors
                                (Ireland) Limited.

Callin, Sabrina C.              Vice President, PIMCO and PIMCO Management, Inc.

Clark, Marcia K.                Vice President, PIMCO and PIMCO Management, Inc.

Conseil, Cyrille                Vice President, PIMCO and PIMCO Management, Inc.

Cummings, Doug                  Vice President, PIMCO and PIMCO Management, Inc.

Cupps, Wendy W.                 Executive Vice President, PIMCO and PIMCO Management, Inc.

Dialynas, Chris                 Managing Director, PIMCO; Director and Managing Director,
                                PIMCO Management, Inc.; Member of PIMCO Partners LLC.

Dorff, David J.                 Vice President, PIMCO and PIMCO Management, Inc.

Dow, Michael                    Senior Vice President, PIMCO, PIMCO Management, Inc. and the
                                Trust.

Dunn, Anita                     Vice President, PIMCO and PIMCO Management, Inc.

Durn, Sandra                    Senior Vice President, PIMCO and PIMCO Management, Inc.

Ehlert, A. Benjamin             Executive Vice President, PIMCO and PIMCO Management, Inc.

El-Erian, Mohamed A.            Managing Director, PIMCO; Director and Managing Director, PIMCO
                                Management, Inc.

Estep, Bret W.                  Vice President, PIMCO and PIMCO Management, Inc.

Name                            Business and Other Connections
----                            ------------------------------
Ettl, Robert A.                 Executive Senior Vice President, PIMCO and PIMCO Management,
                                Inc.

Evans, Stephanie D.             Vice President, PIMCO and PIMCO Management, Inc.

Fitzgerald, Robert M.           Chief Financial Officer and Treasurer, PIMCO, PIMCO Management,
                                Inc., Cadence Capital Management, Inc., NFJ Investment Group,
                                NFJ Management, Inc., Parametric Portfolio Associates,
                                Parametric Management Inc., StocksPLUS Management Inc. and
                                PIMCO Funds Distributors LLC; Chief Financial Officer and
                                Assistant Treasurer, Cadence Capital Management; Director,
                                Senior Vice President and Chief Financial Officer, Oppenheimer
                                Group, Inc.; Chief Financial Officer and Senior Vice President,
                                PIMCO Advisors; Chief Financial Officer, PIMCO Global Advisors
                                LLC.

Frisch, Ursula T.               Vice President, PIMCO and PIMCO Management, Inc.

Garbuzov, Yuri P.               Vice President, PIMCO and PIMCO Management, Inc.

Gleason, G. Steven              Vice President, PIMCO and PIMCO Management, Inc.

Goldman, Stephen S.             Vice President, PIMCO and PIMCO Management, Inc.

Gross, William H.               Managing Director, PIMCO; Director and Managing Director, PIMCO
                                Management, Inc.; Director and Vice President, StocksPLUS
                                Management, Inc.; Senior Vice President of the Trust and PIMCO
                                Variable Insurance Trust; Member of Management Board, PIMCO
                                Advisors; Member of PIMCO Partners LLC.

Hague, John L.                  Managing Director and Executive Committee Member, PIMCO;
                                Director and Managing Director, PIMCO Management, Inc.; Member
                                of PIMCO Partners LLC.

Hally, Gordon C.                Executive Vice President, PIMCO and PIMCO Management, Inc.

Hamalainen, Pasi M.             Managing Director, PIMCO; Director and Managing Director,
                                PIMCO Management, Inc.

Name                            Business and Other Connections
----                            ------------------------------
Hardaway, John P.               Senior Vice President, PIMCO and PIMCO Management, Inc.;
                                Treasurer of the Trust, PIMCO Variable Insurance Trust, PIMCO
                                Funds: Multi-Manager Series and PIMCO Commercial Mortgage
                                Securities Trust, Inc.

Harris, Brent R.                Managing Director, PIMCO; Director and Managing Director, PIMCO
                                Management, Inc.; Director and Vice President, StocksPLUS
                                Management, Inc.; Trustee and Chairman of the Trust and PIMCO
                                Variable Insurance Trust; Director and Chairman, PIMCO
                                Commercial Mortgage Securities Trust, Inc.; Member of
                                Management Board and Executive Committee, PIMCO Advisors;
                                Member of PIMCO Partners LLC.

Hattesohl, Joseph D.            Vice President, PIMCO and PIMCO Management, Inc. Assistant
                                Treasurer, the Trust, PIMCO Variable Insurance Trust, PIMCO
                                Funds: Multi-Manager Series and PIMCO Commercial Mortgage
                                Securities Trust, Inc.

Hayes, Raymond C.               Vice President, PIMCO, PIMCO Management, Inc. and the Trust.

Hinman, David C.                Senior Vice President, PIMCO and PIMCO Management, Inc.

Hodge, Douglas M.               Executive Vice President, PIMCO and PIMCO Management, Inc.

Holden, Brent L.                Managing Director, PIMCO; Director and Managing Director, PIMCO
                                Management, Inc.

Holloway, Dwight F., Jr.        Senior Vice President, PIMCO and PIMCO Management, Inc.

Hudson, James                   Vice President, PIMCO and PIMCO Management, Inc.

Hudoff, Mark                    Senior Vice President, PIMCO and PIMCO Management, Inc.

Isberg, Margaret E.             Managing Director, PIMCO; Director and Managing Director, PIMCO
                                Management, Inc.; Senior Vice President of the Trust.

Ivascyn, Daniel J.              Vice President, PIMCO and PIMCO Management, Inc.

Jacobs, Lew W.                  Vice President, PIMCO and PIMCO Management, Inc.

Name                            Business and Other Connections
----                            ------------------------------
Kelleher, Thomas J.             Vice President, PIMCO, PIMCO Management, Inc. and the Trust

Keller, James M.                Executive Vice President, PIMCO and PIMCO Management, Inc.

Kennedy, Raymond G.             Senior Vice President, PIMCO and PIMCO Management, Inc.

Kiesel, Mark R.                 Vice President, PIMCO and PIMCO Management, Inc.

Kirkbaumer, Steven P.           Vice President, PIMCO, PIMCO Management, Inc. and PIMCO
                                Variable Insurance Trust.

Larsen, Henrik P.               Vice President, PIMCO, PIMCO Management, Inc., the Trust, PIMCO
                                Variable Insurance Trust and PIMCO Commercial Mortgage
                                Securities Trust, Inc.

Loftus, John S.                 Managing Director, PIMCO; Director and Managing Director, PIMCO
                                Management, Inc.; Vice President and Assistant Secretary,
                                StocksPLUS Management, Inc.

Lown, David                     Senior Vice President, PIMCO and PIMCO Management, Inc.

Mallegol, Andre J.              Vice President, PIMCO, PIMCO Management, Inc. and the Trust.

Mariappa, Sudesh N.             Executive Senior Vice President, PIMCO and PIMCO Management,
                                Inc.

Martin, Scott W.                Vice President, PIMCO and PIMCO Management, Inc.

Martini, Michael E.             Senior Vice President, PIMCO and PIMCO Management, Inc.

Mather, Scott A.                Executive Vice President, PIMCO and PIMCO Management, Inc.

Mayer, Benjamin L.              Vice President, PIMCO and PIMCO Management, Inc.

McCray, Mark V.                 Senior Vice President, PIMCO and PIMCO Management, Inc.

McCulley, Paul A.               Executive Vice President, PIMCO and PIMCO Management, Inc.

Name                            Business and Other Connections
----                            ------------------------------
McDevitt, Joseph E.             Executive Vice President, PIMCO and PIMCO Management, Inc.;
                                Director and Chief Executive Officer, PIMCO Global Advisors
                                (Europe) Limited.

Meiling, Dean S.                Managing Director, PIMCO; Director and Managing Director, PIMCO
                                Management, Inc.; Vice President, PIMCO Commercial Mortgage
                                Securities Trust, Inc.; Director, PIMCO Funds: Global Investors
                                Series plc and PIMCO Global Advisors (Ireland) Limited; Member,
                                PIMCO Partners LLC.

Metsch, Mark E.                 Vice President, PIMCO and PIMCO Management, Inc.

Mewbourne, Curtis               Vice President, PIMCO and PIMCO Management, Inc.

Millimet, Scott                 Vice President, PIMCO and PIMCO Management, Inc.

Moll, Jonathan D.               Vice President, PIMCO and PIMCO Management, Inc.

Monson, Kirsten S.              Senior Vice President, PIMCO and PIMCO Management, Inc.

Muzzy, James F.                 Managing Director and Executive Committee Member, PIMCO;
                                Director and Managing Director, PIMCO Management, Inc.;
                                Director and Vice President, StocksPLUS Management, Inc.;
                                Senior Vice President, PIMCO Variable Insurance Trust; Vice
                                President of the Trust; Member of PIMCO Partners LLC.

Norris, John                    Vice President, PIMCO and PIMCO Management, Inc.

Nguyen, Vinh T.                 Controller, PIMCO; Vice President and Controller, PIMCO
                                Advisors, Cadence Capital Management, Inc., NJF Management,
                                Inc., Parametric Management, Inc., StocksPLUS Management, Inc.,
                                PIMCO Funds Distributors LLC, PIMCO Management, Inc., PIMCO
                                Global Advisors LLC.

Ongaro, Douglas J.              Vice President, PIMCO, PIMCO Management, Inc. and the Trust.

Otterbein, Thomas J.            Executive Vice President, PIMCO and PIMCO Management, Inc.

Palghat, Kumar N.               Senior Vice President, PIMCO and PIMCO Management, Inc.

Paulson, Brad                   Senior Vice President, PIMCO and PIMCO Management, Inc.

Name                            Business and Other Connections
----                            ------------------------------
Perez, Keith                    Vice President, PIMCO and PIMCO Management, Inc.

Phansalker, Mohan V.            Senior Vice President, Senior Legal Officer and Assistant
                                Secretary, PIMCO and PIMCO Management, Inc.; Vice President and
                                Assistant Secretary, StocksPLUS Management, Inc.

Philipp, Elizabeth M.           Vice President, PIMCO and PIMCO Management, Inc.

Pittman, David J.               Vice President, PIMCO, PIMCO Management, Inc. and the Trust.

Podlich, William F. III         Managing Director, PIMCO; Director and Managing Director, PIMCO
                                Management, Inc.; Member of Management Board, PIMCO Advisors;
                                Member of PIMCO Partners LLC.

Porterfield, Mark               Vice President, PIMCO and PIMCO Management, Inc.

Powers, William C.              Managing Director, PIMCO; Director and Managing Director, PIMCO
                                Management, Inc.; Senior Vice President, PIMCO Commercial
                                Mortgage Securities Trust, Inc.; Member of PIMCO Partners LLC.

Reist, Paul                     Vice President, PIMCO and PIMCO Management, Inc.

Romano, Mark                    Vice President, PIMCO, PIMCO Management, Inc. and the Trust

Roney, Scott L.                 Senior Vice President, PIMCO and PIMCO Management, Inc.;
                                Director and Chief Executive Officer, PIMCO Global Advisors
                                (Japan) Limited.

Rosborough, Michael J.          Senior Vice President, PIMCO and PIMCO Management, Inc.

Rowe, Cathy T.                  Vice President, PIMCO and PIMCO Management, Inc.

Ruthen, Seth R.                 Senior Vice President, PIMCO and PIMCO Management, Inc.

Sargent, Jeffrey M.             Senior Vice President, PIMCO, PIMCO Management, Inc., the
                                Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial
                                Mortgage Securities Trust, Inc.; Vice President, PIMCO Funds:
                                Multi-Manager Series.

Name                            Business and Other Connections
----                            ------------------------------
Schmider, Ernest L.             Managing Director and Secretary, PIMCO; Director, Managing
                                Director and Secretary, PIMCO Management, Inc.; Secretary,
                                PIMCO Partners LLC; Director and Assistant Secretary,
                                StocksPLUS Management, Inc.; Senior Vice President, PIMCO
                                Advisors.

Scholey, Leland T.              Senior Vice President, PIMCO, PIMCO Management, Inc. and the
                                Trust.

Schucking, Ivor                 Senior Vice President, PIMCO and PIMCO Management, Inc.

Schulist, Stephen O.            Vice President, PIMCO and PIMCO Management, Inc.

Scibisz, Iwona E.               Vice President, PIMCO and PIMCO Management, Inc.

Seliga, Denise C.               Vice President, PIMCO and PIMCO Management, Inc.

Sellers, Devin                  Vice President, PIMCO and PIMCO Management, Inc.

Simon, Scott                    Executive Vice President, PIMCO and PIMCO Management, Inc.

Sullivan, Christopher           Senior Vice President, PIMCO and PIMCO Management, Inc.

Theodore, Kyle, J.              Vice President, PIMCO and PIMCO Management, Inc.

Thomas, Lee R.                  Managing Director, PIMCO; Director and Managing Director,
                                PIMCO Management, Inc.; Member PIMCO Partners LLC.

Thompson, William S. Jr.        Chief Executive Officer, Managing Director and Executive
                                Committee Member, PIMCO; Director, Managing Director and Chief
                                Executive Officer, PIMCO Management, Inc.; Director and
                                President, StocksPLUS Management, Inc.; Senior Vice President
                                of PIMCO Variable Insurance Trust; Vice President of the Trust
                                and PIMCO Commercial Mortgage Securities Trust, Inc.; Member of
                                Management Board and Executive Committee Member, PIMCO
                                Advisors; Member, President and Chief Executive Officer of
                                PIMCO Partners LLC.

Name                            Business and Other Connections
----                            ------------------------------
Trosky, Benjamin L.             Managing Director, PIMCO; Director and Managing Director, PIMCO
                                Management, Inc.; Senior Vice President, PIMCO Commercial
                                Mortgage Securities Trust, Inc.; Member of Management Board,
                                PIMCO Advisors; Member of PIMCO Partners LLC.

Van de Zilver, Peter A.         Vice President, PIMCO and PIMCO Management, Inc.

Vick, Dave                      Vice President, PIMCO and PIMCO Management, Inc.

Wantanabe, Koichi               Vice President, PIMCO and PIMCO Management, Inc.; Executive
                                Vice President and Director, PIMCO Global Advisors (Japan)
                                Limited.

Weil, Richard M.                Assistant Secretary, PIMCO, PIMCO Management, Inc., Cadence
                                Capital Management, and PIMCO Funds Distributors LLC; General
                                Counsel and Senior Vice President, PIMCO Advisors; Secretary,
                                Cadence Capital Management, Inc. NFJ Management, Inc.,
                                Parametric Management, Inc., NFJ Investment Group, Parametric
                                Portfolio Associates, and StocksPLUS Management, Inc.; Vice
                                President, PIMCO Funds: Multi-Manager Series; Senior Vice
                                President, General Counsel and Assistant Secretary, PIMCO
                                Global Advisors LLC; Senior Vice President and Assistant
                                Secretary, PIMCO Global Advisors (Japan) Limited.

Weinberger, Michele             Vice President, PIMCO and PIMCO Management, Inc.

Wilson, John                    Vice President, PIMCO and PIMCO Management, Inc.

Wilson, Susan                   Vice President, PIMCO and PIMCO Management, Inc.

Wood, George H.                 Executive Vice President, PIMCO and PIMCO Management, Inc.

Yetter, Michael A.              Senior Vice President, PIMCO and PIMCO Management, Inc.

Young, David                    Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global
                                Advisors (Europe) Limited.

Yu, Cheng-Yuan                  Vice President, PIMCO and PIMCO Management, Inc.

Zhu, Changhong                  Senior Vice President, PIMCO and PIMCO Management, Inc.

The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92260.

The address of PIMCO Advisors L.P. is 800 Newport Center Drive, Newport Beach, CA 92660.

The address of PIMCO Funds Distributors LLC is 2187 Atlantic Street, Stamford, CT 06902.

Item 27.  Principal Underwriters
          ----------------------

(a) PIMCO Funds Distributors LLC (the "Distributor") serves as Distributor of Shares of the Trust. The Distributor also acts as the principal underwriter for PIMCO Funds: Multi-Manager Series. The Distributor is a wholly-owned subsidiary of PIMCO Advisors.

(b)


   Name and Principal                  Positions and Offices             Positions and Offices
   Business Address*                     with Underwriter                  with Registrant
   ------------------                  ---------------------             ---------------------
Aarts, Erik M.                         Vice President                            None

Bosch, James D.                        Regional Vice President                   None

Brennan, Deborah P.                    Vice President, Compliance                None
                                       Officer

Clark, Timothy R.                      Executive Vice President                  None

Cotton, Lesley                         Vice President                            None

Crean, Kelly                           Regional Vice President                   None

DeNicolo, Paul                         Regional Vice President                   None

Ellsworth, Elizabeth                   Vice President                            None

Fessel, Jonathan P.                    Regional Vice President                   None

Fitzgerald, Robert M.                  Chief Financial Officer and               None
                                       Treasurer

Gallagher, Michael J.                  Regional Vice President                   None

Gengo, Joseph                          Regional Vice President                   None

Gray, Ronald H.                        Regional Vice President                   None


   Name and Principal                  Positions and Offices             Positions and Offices
   Business Address*                     with Underwriter                  with Registrant
   ------------------                  ---------------------             ---------------------
Hally, Dan                             Regional Vice President                   None

Hammond, Ned                           Regional Vice President                   None

Hano, Charles                          Regional Vice President                   None

Hayes, Derek B.                        Vice President                            None

Horan, Christopher                     Regional Vice President                   None

Hooper, Kristina                       Vice President                            None

Hussey, John B.                        Regional Vice President                   None

Jacobs, Brian                          Senior Vice President                     None

Jobe, Stephen R.                       Senior Vice President                     None

Lynch, William E.                      Senior Vice President                     None

Maginn, Stephen                        Executive Vice President                  None

Meyer, Wayne                           Regional Vice President                   None

Meyers, Andrew J.                      Executive Vice President                  None

Murphy, George                         Regional Vice President                   None

Murphy, Kerry A.                       Vice President                            None

Moyer, Fiora N.                        Regional Vice President                   None

Neugebauer, Phil J.                    Senior Vice President                     None

Nguyen, Vinh T.                        Vice President, Controller                None

Pearlman, Joffrey H.                   Regional Vice President                   None

Pisapia, Glynne                        Regional Vice President                   None

Poli, Frank C.                         Vice President, Compliance                None
                                       Officer


   Name and Principal                  Positions and Offices             Positions and Offices
   Business Address*                     with Underwriter                  with Registrant
   ------------------                  ---------------------             ---------------------
Rose, J. Scott                         Regional Vice President                   None

Russo, Anne Marie                      Vice President                            None

Schlingheyde, Keith                    Regional Vice President                   None

Schott, Newton B., Jr.                 Executive Vice President/                 None
                                       Secretary, Chief
                                       Administrative/ Legal Officer

Smith Jr., Eugene M.                   Vice President                            None

Smith, Robert M.                       Regional Vice President                   None

Spezakis, Zinovia                      Vice President                            None

Thomas, William H., Jr.                Senior Vice President                     None

Treadway, Stephen J.                   Chairman, President and Chief             None
                                       Executive Officer

Troyer, Paul H.                        Senior Vice President                     None

Vlachos, Theresa                       Vice President                            None

Weil, Richard M.                       Assistant Secretary                       None

Zimmerman, Glen A.                     Vice President                            None

-----------------
* The business address of all officers of the Distributor is either 2187 Atlantic Street, Stamford, CT 06902 or 800 Newport Center Drive, Newport Beach, CA 92660.

Item 28.  Location of Accounts and Records
          --------------------------------

          The account books and other documents required to be maintained by Registrant pursuant to Section 22(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660, State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, Missouri 64105, and Shareholder Services, Inc., P.O. Box 5866, Denver, Colorado 80217.

Item 29.  Management Services
          -------------------

          Not applicable

Item 30.  Undertakings
          ------------

          Not applicable.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement under Rule 485(b) pursuant to the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 29th day of September, 2000.

                                  PIMCO FUNDS
                                  (Registrant)

                   By:  ___________________________________
                               R. Wesley Burns*
                                   President

                           *By:   /s/ Robert W. Helm
                              ------------------
                      Robert W. Helm, as attorney-in-fact

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


Signature                       Title                 Date

____________________________    Trustee               September 29, 2000
Guilford C. Babcock*


____________________________    Trustee               September 29, 2000
Thomas P. Kemp*


____________________________    Trustee               September 29, 2000
Brent R. Harris*


____________________________    Trustee               September 29, 2000
William J. Popejoy*


____________________________    Trustee               September 29, 2000
Vern O. Curtis*

____________________________    Trustee               September 29, 2000
E. Philip Cannon**


____________________________    Trustee               September 29, 2000
J. Michael Hagan**


____________________________    President             September 29, 2000
R. Wesley Burns*                (Principal Executive
                                Officer)


____________________________    Treasurer             September 29, 2000
John P. Hardaway*               (Principal Financial
                                and Accounting
                                Officer)


*By:   /s/ Robert W. Helm
       __________________
        Robert W. Helm,
        as attorney-in-fact

     ___________________
     * Pursuant to power of attorney filed with Post-Effective Amendment No. 36 to Registration Statement No. 33-12113 on July 11, 1997.

     ** Pursuant to power of attorney filed with Post-Effective Amendment No. 54 to the Registration Statement No. 33-12113

                                   EXHIBITS


Exhibit (j)   Consent of PricewaterhouseCoopers LLP